UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08050
                                                     ---------

                           The Asia Tigers Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Simpson Thacher & Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4939
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

             Date of reporting period: July 1, 2004 - June 30, 2005
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005


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ADVANCED INFO SERVICE PUBLIC CO LTD
--------------------------------------------------------------------------------

SECURITY              Y0014U183             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         ADVANC TB             MEETING DATE               3/30/2005
ISIN                  TH0268010Z11          AGENDA                     700645736 - Management
CITY                  BANGKOK               HOLDINGS RECON DATE        3/10/2005
COUNTRY               THAILAND              VOTE DEADLINE DATE         3/22/2005
SEDOL(S)              6412591, B05MWX7

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the matters to be inform                                 Mgmt            Abstain     *

2.          Approve to certify the minutes of the AGM of 2004 held on        Mgmt              For       *
            23APR 2004

3.          Approve to certify the results of operation for the year         Mgmt              For       *
            2004

4.          Approve the balance sheet, statement of income and               Mgmt              For       *
            statement of cash flow for the year 2004 ended 31 DEC 2004

5.          Appoint the Company's Auditors and approve to determine          Mgmt              For       *
            the Auditors' remunerate for the YE 2005

6.          Approve the dividend payment to the shareholders for the         Mgmt              For       *
            FY2004

7.          Appoint the Directors and approve to determine the               Mgmt              For       *
            Directors' remuneration for 2005

8.          Approve the issuance and offering of warrants of 9,794,800       Mgmt              For       *
            units to purchase t he Company's ordinary shares to
            Directors and employees of the Company (ESOP G rant IV)

9.          Approve the allocation of 9,794,800 new ordinary shares at       Mgmt              For       *
            par value of THB 1 each in order to reserve for the
            exercise of warrants under the ESOP Grant IV

10.         Approve the allocation of warrants to Directors and              Mgmt              For       *
            employees who are eligible for the warrants exceeding 5%
            of the ESOP Grant IV

11.         Approve the allotment of 620,000 additional ordinary             Mgmt              For       *
            shares, at par value of T HB 1 each, reserved for
            exercising the right in pursuance with the ESOP Grant 1, 2 and 3 due to the entering into terms and conditions of the prospectus

12.         Other matters                                                    Other             For       *

* MANAGEMENT POSITION UNKNOWN

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ADVANCED SEMICONDUCTOR ENGINEERING INC
--------------------------------------------------------------------------------

SECURITY              Y00153109             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2311 TT               MEETING DATE               6/30/2005
ISIN                  TW0002311008          AGENDA                     700696555 - Management
CITY                  KAOHSIUNG             HOLDINGS RECON DATE        4/28/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         6/16/2005
SEDOL(S)              6056074, 6158486

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES, EVERY        Non-Voting
            SHAREHOLDER IS ELIGIBLE TO BE NOMINATED AS A CANDIDATE AND
            BE ELECTED AS A DIRECTOR OR A SUPERVISOR , REGARDLESS OF
            BEING RECOMMENDED BY THE COMPANY AND/OR BY OTHER PARTIES.
            IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE, YOU WILL
            NEED TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY
            TO OBTAIN THE CANDIDATE'S NAME AND ID NUMBER. WITHOUT SUCH
            SPECIFIC INFORMATION, AN ELECTION WOULD BE DEEMED AS A 'NO
            VOTE'

1.1         Approve the report of business operating results for 2004        Mgmt              For       *

1.2         Approve to rectify the financial statements of 2004 by the       Mgmt            Abstain     *
            Company Supervisors

1.3         Approve the status report of endorsements, guarantees and        Mgmt            Abstain     *
            lending the Company excess capital to the third party

1.4         Approve the report on the status of investments in               Mgmt              For       *
            Mainland China

1.5         Approve the report on the status of the Merger of ASE Inc.       Mgmt              For       *
            with ASE Chung-Li I nc. and ASE Material Inc.

2.1         Approve the financial statements of FY 2004                      Mgmt              For       *

2.2         Approve the distribution of profits of FY 2004; cash             Mgmt              For       *
            dividend:TWD 0.1 per sha re

3.1         Approve to issue new shares from the distribution of             Mgmt              For       *
            profits,employees bonus and capital reserves; stock
            dividend FM R/E:70/1000; stock dividend: 30/1000

3.2         Amend the Articles of Incorporation                              Mgmt            Abstain     *

3.3         Authorize the Board to increase the capital for GDR,             Mgmt              For       *
            issuingrights shares of overseas CB

3.4         Authorize the Board to increase capital for GDR, issuing         Mgmt              For       *
            rightsshares of over seas CB through private placement

3.5         Approve the investment in Mainland China                         Mgmt            Abstain     *

4.          Re-elect one domestic Director of the Company                    Mgmt              For       *

5.          Other proposals and extraordinary motions                        Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
ADVANCED SEMICONDUCTOR ENGINEERING INC
--------------------------------------------------------------------------------

SECURITY              Y00153109             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2311 TT               MEETING DATE               6/30/2005
ISIN                  TW0002311008          AGENDA                     700765083 - Management
CITY                  KAOHSIUNG             HOLDINGS RECON DATE        4/28/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         6/20/2005
SEDOL(S)              6056074, 6158486

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
ITEM        PROPOSAL                                                         TYPE             VOTE
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 229135        Non-Voting
            DUE TO CHANGE IN NU MBER OF RESOLUTIONS.ALL VOTES RECEIVED
            ON THE PREVIOUS MEETING WILLBE DISREG ARDED AND YOU WILL
            NEED TO REINSTRUCTON THIS MEETING NOTICE. THANK YOU

1.1         Approve the report of business operating results for 2004        Mgmt              For       *

1.2         Approve to rectify the financial statements of 2004 by           Mgmt              For       *
            theCompany Supervisors

1.3         Approve the status report of endorsements, guarantees            Mgmt              For       *
            andlenging the Company excess capital to the third party

1.4         Approve the report on the status of investments in               Mgmt              For       *
            MainlandChina

1.5         Approve the report on the status of the Merger of ASE Inc.       Mgmt              For       *
            withASE Chung-Li I nc. and ASE Material Inc.

2.1         Approve the financial statements of FY 2004                      Mgmt              For       *

2.2         Approve the distribution of profits of FY 2004; cash             Mgmt              For       *
            dividend:TWD 0.1 per sha re

3.1         Approve to issue new shares from the distribution of             Mgmt              For       *
            profits,employees bonus and capital reserves; stock
            dividend FM R/E:70/1000; stock dividend: 30/1000

3.2         Amend the Articles of Incorporation                              Mgmt              For       *

3.3         Authorize the Board to increase the capital for GDR,             Mgmt            Abstain     *
            issuingrights shares of overseas CB

3.4         Authorize the Board to increase capital for GDR, issuing         Mgmt            Abstain     *
            rightsshares of over seas CB through private placement

3.5         Approve the investment in Mainland China                         Mgmt              For       *

4.          Elect Mr. Cheng, Tien-Cheng / ID Number: A103026490 as a         Mgmt              For       *
            Director of the Company

5.          Other proposals and extraordinary motions                        Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
ADVANTECH CO LTD
--------------------------------------------------------------------------------

SECURITY              Y0017P108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2395 TT               MEETING DATE               5/24/2005
ISIN                  TW0002395001          AGENDA                     700658226 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/24/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/10/2005
SEDOL(S)              6202673

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES, EVERY        Non-Voting
            SHAREHOLDER IS ELIGI BLE TO BE NOMINATED AS A CANDIDATE
            AND BE ELECTED AS ADIRECTOR OR A SUPERVISO R, REGARDLESS
            OF BEINGRECOMMENDED BY THE COMPANY AND/OR BY OTHERPARTIES.
            IF YOU INTEND TO VOTE FOR A LISTEDCANDIDATE, YOU WILL NEED
            TO CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO
            OBTAIN THE CANDIDATE'S NAME AND ID NUMBER. WITHOUT SUCH
            SPECIFIC INFORMATION, AN ELECTION WOULD BEDEEMED AS A 'NO
            VOTE'

1.1         Receive the business operation results of FY 2004 and            Mgmt              For       *
            business prospect of the year 2005

1.2         Receive the Supervisors reviewed financial reports of FY         Mgmt              For       *
            2004

1.3         Receive the status of endorsements/guarantees                    Mgmt              For       *

1.4         Receive status of issuing the 1st domestic unsecured             Mgmt              For       *
            convertiblebonds

2.1         Ratify the financial reports of the FY 2004                      Mgmt              For       *

2.2         Ratify the net profit allocation of the FY 2004                  Mgmt              For       *

3.1         Approve to issue additional shares                               Mgmt            Abstain     *

3.2         Amend the Company Articles                                       Mgmt              For       *

3.3         Amend the trading procedures of derivative products              Mgmt              For       *

4.          Elect the Directors and the Supervisors                          Mgmt              For       *

5.          Approve to relieve restrictions on the Directors' acting         Mgmt            Abstain     *
            as theDirectors of o ther Companies

6.          Other issues and Extraordinary proposals                         Other           Abstain     *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
ADVANTECH CO LTD
--------------------------------------------------------------------------------

SECURITY              Y0017P108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2395 TT               MEETING DATE               5/24/2005
ISIN                  TW0002395001          AGENDA                     700724809 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/24/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/18/2005
SEDOL(S)              6202673

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 221081        Non-Voting
            DUE TO ADDITIONAL R ESOLUTIONS. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU

1.1         Receive the 2004 operation results and 2005 outlook              Mgmt              For       *

1.2         Receive the Supervisors' report on the 2004 financial            Mgmt              For       *
            statementsand statutory Audit

1.3         Receive the status of endorsement and guarantee                  Mgmt              For       *

1.4         Receive the status of unsecured domestic convertible bond        Mgmt              For       *

2.1         Approve the 2004 financial statements and statutory reports      Mgmt              For       *

2.2         Approve the 2004 earning repatriation                            Mgmt              For       *

3.1         Approve the capitalization of 2004 dividend and employee         Mgmt              For       *
            profitsharing by iss uing 23,738,363 new shares, of which
            18,738,363shares are from 2004 stock div idend and
            5,000,000 shares arefrom employee bonus

3.2         Amend the Articles of Association                                Mgmt            Abstain     *

3.3         Amend the trading procedures of derivative financial             Mgmt            Abstain     *
            instrumenttransactions

4.1         Elect Mr. Ke- Cheng Liu as a Director                            Mgmt              For       *

4.2         Elect Mr. Allan Fan as a Director                                Mgmt              For       *

4.3         Elect Mr. P.U. Chu as a Director                                 Mgmt              For       *

4.4         Elect Mr. Thomas Chen as a Director                              Mgmt              For       *

4.5         Elect Mr. Jason Chen as a Director                               Mgmt              For       *

4.6         Elect Mr. James K.F. Wu as a Supervisor                          Mgmt              For       *

4.7         Elect Mr. Gary Tseng as a Supervisor                             Mgmt              For       *

4.8         Elect Mr. Lok Lin as a Supervisor                                Mgmt              For       *

5.          Approve the release of restriction on the Director               Mgmt            Abstain     *
            competitionactivities

6.          Others                                                           Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
AMMB HOLDINGS BHD
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SECURITY              Y0122P100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         AMM MK                MEETING DATE               9/29/2004
ISIN                  MYL1015OO006          AGENDA                     700587148 - Management
CITY                  KUALA LUMPUR          HOLDINGS RECON DATE        9/24/2004
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         9/21/2004
SEDOL(S)              6047023

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the audited accounts for the YE 31 MAR 2004 and          Mgmt              For       *
            thereports of the Directors and the Auditors thereon

2.          Approve the first and the final dividend of 4.0% less tax        Mgmt              For       *
            for theYE 31 MAR 2004

3.          Approve payment of Directors fees for the YE 31 MAR 2004         Mgmt              For       *

4.          Re-elect Mr. Y. Bhg Tan Sri Dato Azman Hashim as a               Mgmt              For       *
            Director,who retire by rotation pursuant to the Article 89 of the Company sArticles of Association

5.          Re-elect Mr. Cheah Tek Kuang as a Director, who retire           Mgmt              For       *
            byrotation pursuant tothe Article 89 of the Company s
            Articles ofAssociation

6.          Re-elect Mr. Y. Bhg Dato Izham bin Mahmud as a Director,         Mgmt              For       *
            whoretire pursuantto the Article 97 of the Company s
            Articles ofAssociation

7.          Re-elect Mr. Puan Shalina Azman as a Director, who               Mgmt              For       *
            retirepursuant to the Article 97 of the Company s Articles
            ofAssociation

8.          Re-elect Mr. Y. Bhg Tan Sri Datuk Dr Aris Othman as a            Mgmt              For       *
            Director,who retire pursuant to the Article 97 of the
            Company s Articles ofAssociation

9.          Re-elect Mr. Y. Bhg Tan Sri Datuk Clifford Francis Herbert       Mgmt              For       *
            as aDirector, whoretire pursuant to the Article 97 of the
            Company sArticles of Association

10.         Re-elect Mr. Y. Bhg Dato Mohd Ibrahim bin Mohd Zain as           Mgmt              For       *
            aDirector, who retirepursuant to the Article 97 of the
            Company sArticles of Association

11.         Appoint Messrs Ernst & Young as the Auditors of the              Mgmt              For       *
            Companyand authorize theDirectors to determine their
            remuneration

12.         Approve the Company s Employees Share Option Scheme              Mgmt              For       *
            IIScheme ; and authorize the Directors of the Company,
            inaccordance with Section 132D of the Companies Act 1965,
            toallot and issue shares in the Company in accordance with
            theScheme

13.         Authorize the Board of Directors, subject to the                 Mgmt              For       *
            relevantauthorities and pursuant to Section 132D of the
            Companies Act,1965 to issue shares in the capital of the
            Company upon suchterms and conditions and for such
            purposes as the Directors may in their discretion, deem
            fit, and the aggregate number ofsharesto be issued does
            not exceed 10% of the issued share capital of the Company

*           Transact any other business                                      Non-Voting

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
AMMB HOLDINGS BHD
--------------------------------------------------------------------------------

SECURITY              Y0122P100             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         AMM MK                MEETING DATE               9/29/2004
ISIN                  MYL1015OO006          AGENDA                     700590765 - Management
CITY                  KUALA LUMPUR          HOLDINGS RECON DATE        9/24/2004
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         9/21/2004
SEDOL(S)              6047023

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve, subject to the approvals of the relevant                Mgmt            Abstain     *
            authorities,including but not limited to the Minister of
            Finance, Bank NegaraMalaysia and the Foreign Investment
            Committee, the proposed acquisition by AmBank Berhad
            AmBank the ProposedAcquisition by AmBank , a wholly-owned
            subsidiary of theCompany, from ABH Holdings of 14,062,000
            ordinary shares of MYR 1.00 each, representing 14.062% of
            the issued and paid-upshare capital of Amassurance Berhad
            for a cash consideration of MYR 44,588,774 and upon such
            other terms and conditions asmaybe decided by the
            Directors of Ambank in the best interestsof Ambank or
            uponsuch other terms, conditions, modifications,variations and/or amendments asmay be agreed to/required by the
            relevant authorities or as may be deemed necessary
            and/orexpedient by the Directors of Ambank in the best
            interests of Ambank

2.          Approve that, the shareholders mandate for the                   Mgmt            Abstain     *
            Companyand/or its subsidiaries to enter into recurrent
            related partytransactions of a revenue or trading nature
            with Arab-MalaysianCorporation Berhad and any of its
            subsidiary and/orassociatedcompanies AMCorp Group which
            are necessary for the day-to-day operations of the Company and/or of its subsidiaries in theordinary course of
            business on terms not more favorable toAMCorp Group than
            those generally available to the public andwhich are not
            detrimental to the minority shareholders of theCompany, to renew and to continue in force until the conclusionof the
            next AGM of the Company and that disclosure be made inthe
            annual report of theCompany of the aggregate value of
            suchtransactions conducted pursuant to theshareholders
            mandategranted herein during the FY and authorize the
            Directors of theCompany to complete and do all such acts
            and things as theymay consider expedient or necessary or
            in the interests of theCompany and/or its subsidiaries and to give effect to thetransactions contemplated and/or
            authorizedby this resolution


3.          Approve that, the shareholders mandate for the Company           Mgmt            Abstain     *
            and/or its subsidiaries to enter into recurrent related
            party transactions of a revenue or trading nature with
            AMFB Holdings Berhad and any of its subsidiary and/or
            associated companies AMFB Group which are necessary for
            the day-to-day operationsof theCompany and/or of its
            subsidiaries in the ordinary courseof business on termsnot more favorable to AMFB Group thanthose generally available to the publicand which are notdetrimental to the minority
            shareholders of the Company,to renew and to continue in
            force until the conclusion of the next AGM of the Company
            and that disclosure be made in the annual report of the
            Company of the aggregate value of such

            transactions conducted pursuant to the shareholders mandateg ranted herein during the FY and authorize the Directors of the Company to complete and do all such acts and things as they may consider expedient or necessary or in the interests of theCompany and/or its subsidiaries and to give effect to the transactions contemplated and/or authorized by this resolution

4.          Authorize the Company and/or its subsidiaries, to enter          Mgmt            Abstain     *
            intorecurrent relatedparty transactions of a revenue or
            trading naturewith AMDB Berhad and any ofits subsidiary
            and/or associatedcompanies AMDB Group which are necessary
            for the day-to-day operations of the Company and/or of its subsidiaries intheordinary course of business on terms not more favorable toAMDB Group than those generally available to the public andwhich are not detrimental to the minority shareholders of theCompany, to continue in force until the conclusion ofthe nextAGM of the Company and that
            disclosure be made in the annualreportof the Company of
            the aggregate value of suchtransactions conducted
            pursuantto the shareholders mandategranted herein during
            the FY and authorize the Directors of theCompany to
            complete and do all such acts and things as
            theymayconsider expedient or necessary or in the interests of theCompany and/or itssubsidiaries and to give effect to thetransactions contemplated and/or authorized by this
            resolution

5.          Authorize the Company and/or its subsidiaries, to enter          Mgmt            Abstain     *
            intorecurrent relatedparty transactions of a revenue or
            trading naturewith AMDB Berhad and any ofits subsidiary
            and/or associatedcompanies AMDB Group which are necessary
            for the day-to-day operations of the Company and/or of its subsidiaries intheordinary course of business on terms not more favorable toAMDB Group than those generally available to the public andwhich are not detrimental to the minority shareholders of theCompany, to continue in force until the conclusion ofthe nextAGM of the Company and that
            disclosure be made in the annualreportof the Company of
            the aggregate value of suchtransactions conducted
            pursuantto the shareholders mandategranted herein during
            the FY and authorize the Directors of theCompany to
            complete and do all such acts and things as
            theymayconsider expedient or necessary or in the interests of theCompany and/or itssubsidiaries and to give effect to thetransactions contemplated and/or authorized by this
            resolution

6.          Authorize the Company and/or its subsidiaries to enter           Mgmt            Abstain     *
            intorecurrent relatedparty transactions of a revenue or
            trading naturewith AMDB Berhad and any ofits subsidiary
            and/or associatedcompanies AMDB Group which are necessary
            for the day-to-day operations of the Company and/or of its subsidiaries in theordinary course of business on terms
            not more favorable toAMDB Group than those generally
            available to the public andwhich are not detrimental to
            the minority shareholders of theCompany, to continue in
            force until the conclusion ofthe nextannual general
            meeting of the Company and that disclosure bemade inthe
            annual report of the Company of the aggregate valueof such transactions conducted pursuant to the shareholders

            mandate granted herein during the FY and authorize theDirectors of the Company to complete and do all such actsandthings as they may consider expedient or necessary or in theinterests of theCompany and/or its subsidiaries and to give effectto the transactions contemplated and/or authorized by thisresolution

7.          Authorize the Company and/or its subsidiaries, to enter          Mgmt            Abstain     *
            intorecurrent relatedparty transactions of a revenue or
            trading naturewith Modular Corp (M) Sdn Bhd and any of its subsidiary and/orassociated Companies Modular Group
            whichare necessary forthe day-to-day operations of the
            Company and/or of itssubsidiaries in the ordinary course
            of business on terms notmore favorable to Modular Group
            than those generally availableto the public and which are
            not detrimental to the minorityshareholders of the
            Company, to continue in force until theconclusion of the
            next AGM of the Company and that disclosurebe made inthe
            annual report of the Company of the aggregatevalue of such transactionsconducted pursuant to theshareholders mandate
            granted herein during the FY andauthorize the Directors of the Company to complete and do allsuch acts andthings as
            they may consider expedient ornecessary or in the
            interests of theCompany and/or itssubsidiaries and to give effect to the transactions contemplatedand/or authorized
            by this resolution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
ASHOK LEYLAND LTD
--------------------------------------------------------------------------------

SECURITY              Y0266N143             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         AL IN                 MEETING DATE               7/29/2004
ISIN                  INE208A01029          AGENDA                     700573531 - Management
CITY                  CHENNAI               HOLDINGS RECON DATE        7/22/2004
COUNTRY               INDIA                 VOTE DEADLINE DATE         7/22/2004
SEDOL(S)              B01NFT1

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive, approve and adopt the profit and loss account for       Mgmt              For       *
            theYE 31 MAR 2004,the balance sheet as at that date and
            thereports of the Directors and the Auditors attached
            thereto

2.          Declare a dividend                                               Mgmt              For       *

3.          Re-appoint Mr. R.J. Shahaney as a Director, who retires          Mgmt              For       *
            byrotation under Article 106 of the Articles of
            Association of theCompany

4.          Approve not to fill the vacancy at present due to Mr.            Mgmt              For       *
            P.K.Choksey who retiresby rotation under Article 106 of
            the Articlesof Association of the Company

5.          Re-appoint Mr. A.K. Das as a Director, who retires by            Mgmt              For       *
            rotationunder Article 106 of the Articles of Association
            of the Company

6.          Re-appoint Mr. F. Sahami as a Director, who retires by           Mgmt              For       *
            rotationunder Article106 of the Articles of Association of the Company

7.          Appoint Messrs. M.S. Krishnaswamy & Rajan,                       Mgmt              For       *
            CharteredAccountants, Chennai andMessrs. Deloitte Haskins
            & Sells,Chartered Accountants as the Auditors of
            theCompany till theconclusion of the next AGM on a
            remuneration of INR 9.00 lakhsRupees Nine Lakhs only each, in addition to reimbursement ofout-of-pocket expenses

8.          Approve that the consent of the Company be accorded in           Mgmt              For       *
            termsof Section 293(1)(a) and other applicable provisions, if any, of theCompanies Act, 1956 to mortgaging and/or
            charging by theBoard of Directors of the Company, of all
            theimmovable and/ormovable properties of the Company,
            wheresoever situate,present and future and the whole of
            the undertaking of theCompany, together with power to take over the Management ofthe business and concern of the
            Company tobe exercised onlyon the occurrence of certain
            events, to or in favor of i) StateBank of India as
            Trustees for Debentureholders to secure
            Non-ConvertibleDebenture Series AL-10 and AL-11
            aggregating toINR 75 Crores; and ii) State Bank of India
            to secure a ForeignCurrency Non Resident Borrowing FCNRB
            TermLoan of INR 50Crores and to secure the interest at the respective agreed rates,compound/additional interest,
            commitment charges, premium onprepayment oron redemption,
            costs, charges, expenses and allother moneys payable by
            the Company to Trustees for

            Debentureholders/State Bank of India in terms of their TrusteeAgreement/Loan Agreement entered into/to be entered into bythe Companyin respect of the said debentures/Term
            Loan;authorize the Board of Directorsof Company to finalize with StateBank of India as Trustees for Debentureholders and State Bankof India as the lender for term loan, the documents for creatin gthe aforesaid mortgage and/or charge and to do all such acts,deeds andthings as may be necessary for giving effect to theabove resolution; and approve and ratify the actions alreadytaken by the Board of Directors on this matter

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
BANPU PUBLIC CO LTD
--------------------------------------------------------------------------------

SECURITY              Y0697Z111             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         BANPU TB              MEETING DATE               4/27/2005
ISIN                  TH0148010018          AGENDA                     700650547 - Management
CITY                  BANGKOK               HOLDINGS RECON DATE        4/7/2005
COUNTRY               THAILAND              VOTE DEADLINE DATE         4/19/2005
SEDOL(S)              5271500, 6075864

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve to adopt the minutes of the AGM for the year 2004        Mgmt              For       *

2.          Acknowledge the performance of the Company for the year          Mgmt              For       *
            2004

3.          Approve the balance sheet and the profit and loss                Mgmt              For       *
            statement forthe YE on 31 D EC 2004

4.          Approve the distribution of annual profit                        Mgmt              For       *

5.A         Approve the appointments of Directors and their authority        Mgmt              For       *

5.B         Approve the Directors' remunerations                             Mgmt              For       *

6.          Appoint an Auditor and fix his/her remuneration                  Mgmt              For       *

7.          Other business                                                   Other             For       *

            PLEASE NOTE THAT PARTIAL AND SPLIT VOTING AREALLOWED FOR         Non-Voting
            THIS MEETING. THANK YOU.

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD
--------------------------------------------------------------------------------

SECURITY              Y07717104             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         694 HK                MEETING DATE               6/2/2005
ISIN                  CN0009324749          AGENDA                     700680413 - Management
CITY                  BEIJING               HOLDINGS RECON DATE        4/29/2005
COUNTRY               CHINA                 VOTE DEADLINE DATE         5/23/2005
SEDOL(S)              6208422, B06ML17

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the report of the Board of Directors of the              Mgmt              For       *
            Company forthe YE 31 DEC 2004

2.          Approve the report of the Supervisory Committee of               Mgmt              For       *
            theCompany for the YE 31 D EC 2004

3.          Approve the audited financial statements and the                 Mgmt              For       *
            Auditors'Report for the YE 3 1 DEC 2004

4.          Approve the profit appropriation proposal for the YE 31          Mgmt              For       *
            DEC2004

5.          Re-appoint PricewaterhouseCoopers Zhong Tian Certified           Mgmt              For       *
            PublicAccountants Limi ted Company. and
            PricewaterhouseCoopers,respectively, as the Company's PRC
            an d International Auditorsfor the YE 31 DEC 2005 and
            authorize the Board of Dir ectors ofthe Company to
            determine their remuneration

6.1         Elect Mr. Wang Zhanbin as the Executive Director of              Mgmt              For       *
            theCompany, until the dat e of the AGM of the Company for
            the yearof 2008, and authorize the Board of D irectors of
            the Company todetermine his remuneration

6.2         Elect Mr. Wang Jiadong as the Executive Director of              Mgmt              For       *
            theCompany, until the dat e of the AGM of the Company for
            the yearof 2008, and authorize the Board of D irectors of
            the Company todetermine his remuneration

6.3         Elect Mr. Chon Guoxing as the Non-Executive Director of          Mgmt              For       *
            theCompany, until the date of the AGM of the Company for
            the yearof 2008, and authorize the Board of Directors of
            the Company todetermine his remuneration

6.4         Elect Mr. Zheng llui as the Non-Executive Director of            Mgmt              For       *
            theCompany, until the d ate of the AGM of the Company for
            the yearof 2008, and authorize the Board of Directors of
            the Company todetermine his remuneration

6.5         Elect Mr. Gao Shiqing as the Non-Executive Director of           Mgmt              For       *
            theCompany, until the date of the AGM of the Company for
            the yearof 2008, and authorize the Board o f Directors of
            the Company todetermine his remuneration

6.6         Elect Mr. Dominique Pannier as the Non-Executive Director        Mgmt              For       *
            ofthe Company, unti l the date of the AGM of the Company
            for theyear of 2008, and authorize the B oard of Directors of theCompany to determine his remuneration

6.7         Elect Mr. Long Tao as an Independent Non-Executive               Mgmt              For       *
            Director ofthe Company, un til the date of the AGM of the
            Company for theyear of 2008, and authorize the Board of
            Directors of theCompany to determine his remuneration

6.8         Elect Mr. Moses Cheng Mo Chi as an Independent                   Mgmt              For       *
            Non-Executive Director of the C ompany, until the date of
            the AGM ofthe Company for the year of 2008, and aut horize the Board ofDirectors of the Company to determine his
            remuneration

6.9         Elect Mr. Kwong Che Keung, Gordon as an Independent              Mgmt              For       *
            Non-Executive Director of the Company, until the date of
            the AGM ofthe Company for the year of 2008, an d authorize the Board ofDirectors of the Company to determine his
            remuneratio n

7.          Authorize the Board of Directors of the Company to arrange       Mgmt              For       *
            forservice contrac ts and/or appointment letters to be
            entered intoby the Company with or issued by the Company
            to all the newlyelected Executive Directors and
            Non-Executive Directors,respectively, upon such terms and
            conditions as the Board ofDirec tors shall think fit, and
            to do all such acts and things toeffect such mutter s

8.1         Elect Mr. Wang Zuoyi as the Supervisor representing              Mgmt              For       *
            theshareholders, until th e date of the AGM of the Company for theyear of 2008, and authorize the Super visory
            Committee todetermine his remuneration

8.2         Elect Ms. Li Xiaomei as the Supervisor representing the          Mgmt              For       *
            Staff,until the date of the AGM of the Company for the
            year of 2008,and authorize the Supervisory Committee to
            determine herremuneration

8.3         Elect Mr. Han Xiaojing as an External Supervisor, until          Mgmt              For       *
            the dateof the AGM of the Company for the year of 2008,
            and authorizethe Supervisory Committee to determine his
            remuneration

8.4         Elect Mr. Xia Zhidong as an External Supervisor, until the       Mgmt              For       *
            date ofthe AGM of the Company for the year of 2008, and
            authorize theSupervisory Committee to d etermine his
            remuneration

9.          Authorize the Board of Directors to issue appointment            Mgmt              For       *
            letters toall the newly elected Supervisors upon such
            terms andconditions as the Board of Directors of the
            Company thinks fit,and to do all such acts and things to
            effect such m atters

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD
--------------------------------------------------------------------------------

SECURITY              Y07717104             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         694 HK                MEETING DATE               6/2/2005
ISIN                  CN0009324749          AGENDA                     700729481 - Management
CITY                  BEIJING               HOLDINGS RECON DATE        4/29/2005
COUNTRY               CHINA                 VOTE DEADLINE DATE         5/25/2005
SEDOL(S)              6208422, B06ML17

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 226558        Non-Voting
            DUE TO ADDITIONAL R ESOLUTIONS. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

1.          Approve the report of the Board of Directors of the              Mgmt              For       *
            Company forthe YE 31 DEC 2004

2.          Approve the report of the Supervisory Committee of               Mgmt              For       *
            theCompany for the YE 31 D EC 2004

3.          Approve the audited financial statements and the                 Mgmt              For       *
            Auditors'Report for the YE 3 1 DEC 2004

4.          Approve the profit appropriation proposal for the YE 31          Mgmt              For       *
            DEC2004

5.          Re-appoint PricewaterhouseCoopers Zhong Tian Certified           Mgmt              For       *
            PublicAccountants Limi ted Company. and
            PricewaterhouseCoopers,respectively, as the Company's PRC
            an d International Auditorsfor the YE 31 DEC 2005 and
            authorize the Board of Dir ectors ofthe Company to
            determine their remuneration

6.1         Elect Mr. Wang Zhanbin as an Executive Director of               Mgmt              For       *
            theCompany, until the date of the AGM of the Company for
            the yearof 2008

6.2         Elect Mr. Wang Jiadong as an Executive Director of               Mgmt              For       *
            theCompany, until the date of the AGM of the Company for
            the yearof 2008

6.3         Elect Mr. Chon Guoxing as the Non-Executive Director of          Mgmt              For       *
            theCompany, until the date of the AGM of the Company for
            the yearof 2008

6.4         Elect Mr. Zheng Hui as the Non-Executive Director of             Mgmt              For       *
            theCompany, until the da te of the AGM of the Company for
            the yearof 2008

6.5         Elect Mr. Gao Shiqing as the Non-Executive Director of           Mgmt              For       *
            theCompany, until the date of the AGM of the Company for
            the yearof 2008

6.6         Elect Mr. Dominique Pannier as the Non-Executive Director        Mgmt              For       *
            ofthe Company, unti l the date of the AGM of the Company
            for theyear of 2008

6.7         Elect Mr. Long Tao as an Independent Non-Executive               Mgmt              For       *
            Director ofthe Company, un til the date of the AGM of the
            Company for theyear of 2008

6.8         Elect Mr. Moses Cheng Mo Chi as an Independent                   Mgmt              For       *
            Non-Executive Director of the C ompany, until the date of
            the AGM ofthe Company for the year of 2008

6.9         Elect Mr. Kwong Che Keung, Gordon as an Independent              Mgmt              For       *
            Non-Executive Director of the Company, until the date of
            the AGM ofthe Company for the year of 2008

6.10        Authorize the Board of Directors of the Company to               Mgmt              For       *
            determinethe Directors rem uneration

7.          Authorize the Board of Directors of the Company to arrange       Mgmt              For       *
            forservice contrac ts and/or appointment letters to be
            entered intoby the Company with or issued by the Company
            to all the newlyelected Executive Directors and
            Non-Executive Directors,respectively, upon such terms and
            conditions as the Board ofDirec tors shall think fit, and
            to do all such acts and things toeffect such mutter s

8.1         Elect Mr. Wang Zuoyi as the Supervisor representing              Mgmt              For       *
            theshareholders, until th e date of the AGM of the Company for theyear of 2008

8.2         Elect Ms. Li Xiaomei as the Supervisor representing the          Mgmt              For       *
            Staff,until the date of the AGM of the Company for the
            year of 2008

8.3         Elect Mr. Han Xiaojing as an External Supervisor, until          Mgmt              For       *
            the dateof the AGM of the Company for the year of 2008

8.4         Elect Mr. Xia Zhidong as an External Supervisor, until the       Mgmt              For       *
            date ofthe AGM of the Company for the year of 2008

8.5         Authorize the Supervisory Committee to determine                 Mgmt              For       *
            theirremuneration

9.          Authorize the Board of Directors to issue appointment            Mgmt              For       *
            letters toall the newly elected Supervisors upon such
            terms andconditions as the Board of Directors of the
            Company thinks fit,and to do all such acts and things to
            effect such m atters

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
BERJAYA SPORTS TOTO BHD
--------------------------------------------------------------------------------

SECURITY              Y0849N107             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         BST MK                MEETING DATE               6/8/2005
ISIN                  MYL1562OO007          AGENDA                     700725116 - Management
CITY                  KUALA LUMPUR          HOLDINGS RECON DATE        6/3/2005
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         5/27/2005
SEDOL(S)              6331566

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
S.1         Authorize BToto, subject to the confirmation by the High         Mgmt            Abstain     *
            Court ofMalaya pursu ant to Section 64 of the Companies
            Act, 1965 andapprovals of the relevant par ties being
            obtained, to reduce itsissued and paid-up share capital at a date to be determined andannounced later by the Board of
            Directors of BToto Entit lementDate by reducing the par
            value of every issued and paid-upordinary sh are of MYR
            1.00 each to MYR 0.50 each; the Boardof Directors of BToto to make cash distribution to all entitledshareholders
            whose names appear on the reco rd of depositorsof BToto at the Entitlement Date on the basis of 50 sen for e
            veryordinary share of MYR 1.00 each held; the BToto to
            amendClause 5 of its Memorandum of Association and Article
            3 of itsArticles of Association to refl ect the
            consequential to theProposed BToto Capital Distribution,
            the authoriz ed capital ofBToto will accordingly be
            represented by 4,000,000,000 ordinaryshares of MYR 0.50
            each; the Board of Directors of BToto to doall such deeds, acts and things and execute, sign and deliver alldocuments for and on behalf of BToto as they may considernecessary
            or expedient to give effect to the af oresaid
             ProposedBToto Capital Distribution with full power to
            assent to any conditions, modifications, variations and/or amendments as maybe imposed or pe rmitted by the High
            Court of Malaya and/orrelevant authorities, as may be nec
            essary

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
BHARAT HEAVY ELECTRICALS LTD
--------------------------------------------------------------------------------

SECURITY              Y0882L117             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         BHEL IN               MEETING DATE               9/28/2004
ISIN                  INE257A01018          AGENDA                     700589887 - Management
CITY                  NEW DELHI             HOLDINGS RECON DATE        9/7/2004
COUNTRY               INDIA                 VOTE DEADLINE DATE         9/17/2004
SEDOL(S)              6129523

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the audited balance sheet of the Company       Mgmt              For       *
            asat 31 MAR 2004 and the profit and loss account for the
            FYE onthe date together with the reports of the Directors
            and theAuditors thereon

2.          Declare a dividend                                               Mgmt              For       *

3.          Re-appoint Mr. H.W. Bhatnagar as a Director, who retires         Mgmt              For       *
            byrotation

4.          Re-appoint Mr. C. Srinivasan as a Director, who reties by        Mgmt              For       *
            rotation

5.          Re-appoint Mr. Sharad Upasani as a Director, who retires         Mgmt              For       *
            byrotation

6.          Approve to fix the remuneration of the Auditors                  Mgmt              For       *

7.          Appoint Mr. Ramji Rai as a Director of the Company,              Mgmt              For       *
            pursuant tothe provisionsof Section 257 of the Companies
            Act, 1956

8.          Appoint Mr. S.K. Jain as a Director of the Company,              Mgmt              For       *
            pursuant toSection 257 ofthe Companies Act, 1956

9.          Appoint Mr. A.H. Jung as a Director of the Company,              Mgmt              For       *
            pursuant tothe provisionsof Section 257 of the Companies
            Act, 1956

10.         Appoint Mr. S.S. Supe as a Director of the Company,              Mgmt              For       *
            pursuant tothe provisionsof Section 257 of the Companies
            Act, 1956

11.         Appoint Mr. Ranjan Pant as a Director of the Company,            Mgmt              For       *
            pursuantto the provisions of Section 257 of the Companies
            Act, 1956

12.         Appoint Mr. Vineet Nayyar as a Director of the                   Mgmt              For       *
            Company,pursuant to the provisions of Section 257 of the
            Companies Act,1956

13.         Appoint Mr. A.K. Puri as a Director of the Company,              Mgmt              For       *
            pursuant tothe provisionsof Section 257 of the Companies
            Act, 1956

14.         Appoint Mr. Naresh Chaturvedi as a Director of the               Mgmt              For       *
            Company,pursuant to the provisions of Section 257 of the
            Companies Act,1956

15.         Appoint Mr. D.R.S. Chaudhary as a Director of the                Mgmt              For       *
            Company,pursuant to the provisions of Section 257 of the
            Companies Act,1956

S.16        Authorize the Board of Directors of the Company, subject         Mgmt              For       *
            to theprovisions ofthe Companies Act, 1956, the Securities
            andExchange Board of India Delistingof Securities
            Guidelines,2003 and subject to such other approvals,
            permissions andsanctions, as may be necessary, to delist
            its equity shares fromthe Stock Exchanges viz., the Delhi
            Stock Exchange AssociationLtd., New Delhi, theStock
            Exchange, Ahmedabad, the MadrasStock Exchange Ltd.,
            Chennai and the Calcutta Stock ExchangeAssociation Ltd.,
            Kolkata at such time as the Board maydecide,without giving an exit option to the shareholders of the region
            oftheStock Exchanges where they are situated, as the
            Company sshares would continue to be listed with the Stock
            Exchange,Mumbai BSE and the National Stock Exchange of
            India LimitedNSE ; and authorize the Board of Directors or any Committee,for the purpose of giving effect to this
            resolution, to do all suchacts, deeds, matters and things
            as it may, in its absolutediscretion, deem necessary for
            such purpose and with power onbehalf of the Company to
            settle anyquestions, difficulties ordoubts that may arise
            in this regard without

            requiring the Boardto secure any further consent or approval of the Members oftheCompany

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CAFE DE CORAL HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              G1744V103             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         341 HK                MEETING DATE               9/23/2004
ISIN                  BMG1744V1037          AGENDA                     700575612 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        9/15/2004
COUNTRY               BERMUDA               VOTE DEADLINE DATE         9/14/2004
SEDOL(S)              5991701, 6160953

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the audited accounts and the reports of        Mgmt              For       *
            theDirectors and Auditors for the YE 31 MAR 2004

2.          Declare a final dividend and a special dividend                  Mgmt              For       *

3.i         Re-elect Mr. Lo Tang Seong, Victor as a Director of the          Mgmt              For       *
            Company

3.ii        Re-elect Ms. Lo Pik Ling, Anita as a Director of the             Mgmt              For       *
            Company

3.iii       Re-elect Mr. Li Kwok Sing, Aubrey as a Director of the           Mgmt              For       *
            Company

3.iv        Re-elect Mr. Kwok Lam Kwong, Larry as a Director of              Mgmt              For       *
            theCompany

3.v         Authorize the Board of Directors to fix the Directors            Mgmt              For       *
            remuneration

4.          Re-appoint Messrs. PricewaterhouseCoopers as the Auditors        Mgmt              For       *
            ofthe Company and authorize the Board of Directors to fix
            theirremuneration

5.          Authorize the Board of Directors to allot, issue and deal        Mgmt              For       *
            withadditional shares in the Company not exceeding 20% of
            itsissued share capital and approve toextend the general
            mandategranted by adding the number of shares
            repurchasedunderResolution 6 to the number of shares
            permitted to be allotted andissued

6.          Authorize the Board of Directors to repurchase shares in         Mgmt              For       *
            theCompany not exceeding 10% of its issued share capital

S.7         Approve to make certain changes to the Bye-laws of               Mgmt              For       *
            theCompany to bring them in line with certain recent
            changes toboth the rules governing the listing
            ofsecurities on The StockExchange of Hong Kong Limited and to improve the drafting ofcertain provisions of the
            Company s Bye-laws

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CATCHER CO LTD
--------------------------------------------------------------------------------

SECURITY              Y1148A101             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2474 TT               MEETING DATE               5/31/2005
ISIN                  TW0002474004          AGENDA                     700662516 - Management
CITY                  TAINAN                HOLDINGS RECON DATE        3/31/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/17/2005
SEDOL(S)              6186669

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.1         Approve the business operation result of FY 2004                 Mgmt              For       *

1.2         Approve the Supervisors review financial reports of FY 2004      Mgmt              For       *

1.3         Approve the status of endorsements/guarantee and                 Mgmt            Abstain     *
            lendingfunds to others of FY 2004

1.4         Approve the report of status of investment in Mainland           Mgmt              For       *
            China

2.1         Ratify the financial reports of the FY 2004                      Mgmt              For       *

2.2         Ratify the net profit allocation of the FY 2004 cash             Mgmt              For       *
            dividend:TWD 1.00 per sh are

3.1         Amend the Company Articles                                       Mgmt              For       *

3.2         Approve the issuing of additional shares STK dividend:           Mgmt              For       *
            400/1000

4.          Others and extraordinary proposals                               Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHEUNG KONG (HOLDINGS) LTD
--------------------------------------------------------------------------------

SECURITY              Y13213106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         1 HK                  MEETING DATE               5/19/2005
ISIN                  HK0001000014          AGENDA                     700704465 - Management
CITY                  KOWLOON               HOLDINGS RECON DATE        5/11/2005
COUNTRY               HONG KONG             VOTE DEADLINE DATE         5/6/2005
SEDOL(S)              5633100, 6190273, 6191458, B01XX20

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the audited financial statements and the reports         Mgmt              For       *
            of theDirectors and the Auditors for the YE 31 DEC 2004

2.          Declare a final dividend                                         Mgmt              For       *

3.1         Re-elect Mr. Li Ka-Shing as a Director                           Mgmt              For       *

3.2         Re-elect Mr. Li Tzar Kuoi as a Director                          Mgmt              For       *

3.3         Re-elect Mr. Victor as a Director                                Mgmt              For       *

3.4         Re-elect Ms. Pau Yee Wan as a Director                           Mgmt              For       *

3.5         Re-elect Mr. Ezra as a Director                                  Mgmt              For       *

3.6         Re-elect Mr. Woo Chia Ching as a Director                        Mgmt              For       *

3.7         Re-elect Mr. Grace as a Director                                 Mgmt              For       *

3.8         Re-elect Mr. Leung Siu Hon as a Director                         Mgmt              For       *

3.9         Re-elect Mr. Simon Murray as a Director                          Mgmt              For       *

3.10        Re-elect Mr. Chow Nin Mow as a Director                          Mgmt              For       *

3.11        Re-elect Mr. Albert as a Director                                Mgmt              For       *

3.12        Re-elect Mr. Kwan Chiu Yin as a Director                         Mgmt              For       *

3.13        Re-elect Mr. Robert as a Director                                Mgmt              For       *

3.14        Re-elect Mr. Cheong Ying Chew as a Director                      Mgmt              For       *

3.15        Re-elect Mr. Henry as a Director                                 Mgmt              For       *

4.          Appoint the Auditors and authorize the Directors to fix          Mgmt              For       *
            theirremuneration

5.1         Authorize the Directors, to issue and dispose the                Mgmt              For       *
            additionalshares not exceed ing 20% of the existing issued share capital ofthe Company at the date of thi s
            resolution until the next AGMrelevant period , such
            mandate to include the granting of offersor options
            including bonds and debentures convertible int oshares of
            the Company which might be exercisable orconvertible
            during or a fter the relevant period

5.2         Authorize the Directors, during the relevant period as           Mgmt              For       *
            specifiedof all the powers of the Company, to repurchase
            shares of HKD0.50 each in. the capital o f the Company in
            accordance with allapplicable laws and the requirements of
            t he Rules Governingthe Listing of Securities on The Stock
            Exchange of Hong Kon gLimited or of any other stock
            exchange as amended from time totime; the agg regate
            nominal amount of shares of the Companyto be repurchased
            by the Compan y pursuant to the approval asspecified shall not exceed 10% of the aggregate nominal amountof the share capital of the Company in issue at the date of thi
            sresolution, and the said approval shall be limited
            accordingly;Authority e xpires the earlier of the
            conclusion of the next AGM ofthe Company or the exp
            iration of the period within which thenext AGM of the
            Company is required by law to be held

5.3         Authorize the Directors to issue and dispose of additional       Mgmt              For       *
            sharespursuant to Ordinary Resolution No. 5.1 as specified be herebyextended by the addition th ereto of an amount
            representing theaggregate nominal amount of the share capi tal of the Companyrepurchased by the Company under the
            authority granted pursuant to Ordinary Resolution No. 5.2
            as specified, provided thatsuch amount sh all not exceed
            10% of the aggregate nominalamount of the issued share
            capital of the Company at the date ofthe said resolution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHEUNG KONG (HOLDINGS) LTD
--------------------------------------------------------------------------------

SECURITY              Y13213106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         1 HK                  MEETING DATE               5/19/2005
ISIN                  HK0001000014          AGENDA                     700720306 - Management
CITY                  KOWLOON               HOLDINGS RECON DATE        5/11/2005
COUNTRY               HONG KONG             VOTE DEADLINE DATE         5/12/2005
SEDOL(S)              5633100, 6190273, 6191458, B01XX20

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 232094        Non-Voting
            DUE TO A CHANGE IN THE AGENDA. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

1.          Receive the audited financial statements and the reports         Mgmt              For       *
            of theDirectors and Auditors for the YE 31 DEC 2004

2.          Declare a final dividend                                         Mgmt              For       *

3.1         Elect Mr. Li Ka-Shing as a Director                              Mgmt              For       *

3.2         Elect Mr. Li Tzar Kuoi, Victor as a Director                     Mgmt              For       *

3.3         Elect Ms. Pau Yee Wan, Ezra as a Director                        Mgmt              For       *

3.4         Elect Ms. Woo Chia Ching, Grace as a Director                    Mgmt              For       *

3.5         Elect Mr. Leung Siu Hon as a Director                            Mgmt              For       *

3.6         Elect Mr. Simon Murray as a Director                             Mgmt              For       *

3.7         Elect Mr. Chow Nin Mow, Albert as a Director                     Mgmt              For       *

3.8         Elect Mr. Kwan Chiu Yin, Robert as a Director                    Mgmt              For       *

3.9         Elect Mr. Cheong Ying Chew, Henry as a Director                  Mgmt              For       *

4.          Appoint Messrs. Deloitte Touche Tohmatsu as the Auditors         Mgmt              For       *
            andauthorise the Dir ectors to fix their remuneration

5.1         Authorize the Directors, to issue and dispose the                Mgmt            Abstain     *
            additionalshares not exceed ing 20% of the existing issued share capital ofthe Company at the date of thi s
            resolution until the next AGMrelevant period , such
            mandate to include the granting of offersor options
            including bonds and debentures convertible int oshares of
            the Company which might be exercisable orconvertible
            during or a fter the relevant period

5.2         Authorize the Directors, during the relevant period as           Mgmt              For       *
            specifiedof all the powers of the Company, to repurchase
            shares of HKD0.50 each in. the capital o f the Company in
            accordance with allapplicable laws and the requirements of
            t he Rules Governingthe Listing of Securities on The Stock
            Exchange of Hong Kon gLimited or of any other stock
            exchange as amended from time totime; the agg regate
            nominal amount of shares of the Companyto be repurchased
            by the Compan y pursuant to the approval asspecified shall not exceed 10% of the aggregate nominal amountof the share capital of the Company in issue at the date of thi
            sresolution, and the said approval shall be limited
            accordingly;Authority e xpires the earlier of the
            conclusion of the next AGM ofthe Company or the exp
            iration of the period within which thenext AGM of the
            Company is required by law to be held

5.3         Authorize the Directors to issue and dispose of additional       Mgmt            Abstain     *
            sharespursuant to Resolution No. 5.1 as specified be
            hereby extendedby the addition thereto of an amount
            representing the aggregatenominal amount of the share
            capital of th e Companyrepurchased by the Company under
            the authority grantedpursuant to R esolution No. 5.2 as
            specified, provided that suchamount shall not exceed 10%
            of the aggregate nominal amountof the issued share capital of the Company at the date of thesaid resolution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHI MEI OPTOELECTRONIC CORP
--------------------------------------------------------------------------------

SECURITY              Y1371Q104             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         3009 TT               MEETING DATE               5/13/2005
ISIN                  TW0003009007          AGENDA                     700647641 - Management
CITY                  TAINAN                HOLDINGS RECON DATE        3/11/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         4/29/2005
SEDOL(S)              6539393, B06P826

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.1         Approve the 2004 business operation result of FY 2004            Mgmt              For       *

1.2         Approve the 2004 Supervisor's review financial reports of        Mgmt              For       *
            FY2004

1.3         Other presentation                                               Mgmt              For       *

2.1         Ratify the financial reports of the FY 2004                      Mgmt              For       *

2.2         Approve the net profit allocation of FY 2004                     Mgmt              For       *

3.1         Amend the Articles of Incorporation                              Mgmt            Abstain     *

3.2         Approve the selection of applying an exemption from              Mgmt              For       *
            profit-seeking enterprise income tax

4.          Other issues and extraordinary motions                           Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHINA MOBILE (HONG KONG) LTD
--------------------------------------------------------------------------------

SECURITY              Y14965100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         941 HK                MEETING DATE               5/12/2005
ISIN                  HK0941009539          AGENDA                     700672101 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        4/26/2005
COUNTRY               HONG KONG             VOTE DEADLINE DATE         4/29/2005
SEDOL(S)              5563575, 6073556, B01DDV9

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the financial statements for the YE 31 DEC 2004          Mgmt              For       *
            andthe reports of the Directors and the Auditors

2.          Declare a final dividend for the YE 31 DEC 2004                  Mgmt              For       *

3.          Elect the Directors                                              Mgmt              For       *

4.          Re-appoint the Auditors and authorize the Directors to fix       Mgmt              For       *
            theirremuneration

5.          Authorize the Directors, during the relevant period to           Mgmt              For       *
            purchaseshares of HKD 0.10 each in the capital of the
            Company includingany form of depositary recei pt
            representing the right to receivesuch shares shares , the
            aggregate nomin al amount of shareswhich may be purchased
            on The Stock Exchange of Hong KongLimited or any other
            stock exchange on which securities of theCompany may be
            listed and which is recognized for this purposeby the
            Securities and Futures Commission of Hong Kong andThe
            Stock Exchange of Hong Kong Limited as specifi ed shallnot exceed or represent more than 10% of the aggregatenominal
            amount of the share capital of the Company in issue atthe
            date of passing this reso lution, and the said approval
            shallbe limited accordingly; Authority expires the earlier of theconclusion of the next AGM of the Company or the
            expiratio n ofthe period within which the next AGM of the
            Company is requiredby law to be held

6.          Approve to grant a general mandate to the Directors, to          Mgmt              For       *
            allot,issue and deal with additional shares in the Company includingthe making and granting of of fers, agreements
            and optionswhich might require shares to be allotted,
            whethe r during thecontinuance of such mandate or
            thereafter provided that,otherwi se than pursuant to: i) a rights issue where shares areoffered to shareholder s on a fixed record date in proportion totheir then holdings of
            shares; ii) t he exercise of options grantedunder any
            share option scheme adopted by the Co mpany; or iii)any
            scrip dividend or similar arrangement providing for the
            allotment of shares in lieu of the whole or part of a
            dividend inaccordance with the Articles of Association of
            the Company, theaggregate nominal amount of t he shares
            allotted shall notexceed the aggregate of: a) 20% of the
            aggregate nominalamount of the share capital of the
            Company in issue at the dateof pas sing this resolution,
            plus b) if the Directors are so

            authorized by a separat e ordinary resolution of the shareholdersof the Company the nominal amount o f the share capital of theCompany repurchased by the Company subsequent to th epassing of this resolution up to a maximum equivalent to 10% ofthe aggrega te nominal amount of the share capital of theCompany in issue at the date of passing this resolution ;Authority expires the earlier of the conclusion of the next AGM ofthe Company or the expiration of the period within which the next AGM of the Company is required by law to be held

7.          Authorize the Director referred to in the Resolution 6 in        Mgmt              For       *
            respectof the share capital of the Company as specified

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHINA MOBILE (HONG KONG) LTD
--------------------------------------------------------------------------------

SECURITY              Y14965100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         941 HK                MEETING DATE               5/12/2005
ISIN                  HK0941009539          AGENDA                     700705253 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        5/10/2005
COUNTRY               HONG KONG             VOTE DEADLINE DATE         4/29/2005
SEDOL(S)              5563575, 6073556, B01DDV9

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 224042,       Non-Voting
            DUE TO CHANGE IN T HE NUMBER OFRESOLUTIONS. ALL VOTES
            RECEIVED ON THE PREVIOUSMEETING WILL BE D ISREGARDED AND
            YOU WILL NEED TOREINSTRUCT ON THIS MEETING NOTICE. THANK
            YOU.

1.          Receive the financial statements for the YE 31 DEC 2004          Mgmt              For       *
            andthe reports of the Directors and the Auditors

2.          Declare a final dividend for the YE 31 DEC 2004                  Mgmt              For       *

3.I         Re-elect Mr. Wang Jianzhou as a Director                         Mgmt              For       *

3.II        Re-elect Mr. Zhang Chenshuang as a Director                      Mgmt              For       *

3.III       Re-elect Mr. Li Mofang as a Director                             Mgmt              For       *

3.IV        Re-elect Mr. Julian Michael Horn-Smith as a Director             Mgmt              For       *

3.V         Re-elect Mr. Li Yue as a Director                                Mgmt              For       *

3.VI        Re-elect Mr. He Ning as a Director                               Mgmt              For       *

3.VII       Re-elect Mr. Frank Wong Kwong Shing as a Director                Mgmt              For       *

4.          Re-appoint Messrs. KPMG as the Auditors and authorize            Mgmt              For       *
            theDirectors to fix the ir remuneration

5.          Authorize the Directors, during the relevant period to           Mgmt              For       *
            purchaseshares of HKD 0.10 each in the capital of the
            Company includingany form of depositary recei pt
            representing the right to receivesuch shares shares , the
            aggregate nomin al amount of shareswhich may be purchased
            on The Stock Exchange of Hong KongLimited or any other
            stock exchange on which securities of theCompany may be
            listed and which is recognized for this purpose

            by the Securities and Futures Commission of Hong Kong andThe Stock Exchange of Hong Kong Limited as specifi ed shallnot exceed or represent more than 10% of the aggregatenominal amount of the share capital of the Company in issue atthe date of passing this reso lution, and the said approval shallbe limited accordingly;
            Authority expires the earlier of theconclusion of the next
            AGM of the Company or the expiratio n ofthe period within which the next AGM of the Company is requiredby law to be held

6.          Approve to grant a general mandate to the Directors, to          Mgmt            Abstain     *
            allot,issue and deal with additional shares in the Company includingthe making and granting of of fers, agreements
            and optionswhich might require shares to be allotted,
            whethe r during thecontinuance of such mandate or
            thereafter provided that,otherwi se than pursuant to: i) a rights issue where shares areoffered to shareholder s on a fixed record date in proportion totheir then holdings of
            shares; ii) t he exercise of options grantedunder any
            share option scheme adopted by the Co mpany; or iii)any
            scrip dividend or similar arrangement providing for the
            allotment of shares in lieu of the whole or part of a
            dividend inaccordance with the Articles of Association of
            the Company, theaggregate nominal amount of t he shares
            allotted shall notexceed the aggregate of: a) 20% of the
            aggregate nominalamount of the share capital of the
            Company in issue at the dateof pas sing this resolution,
            plus b) if the Directors are soauthorized by a separat e
            ordinary resolution of the shareholdersof the Company the
            nominal amount o f the share capital of theCompany
            repurchased by the Company subsequent to the

            passing of this resolution up to a maximum equivalent to 10% ofthe aggrega te nominal amount of the share capital of theCompany in issue at the date of passing this resolution ;Authority expires the earlier of the conclusion of the next AGM ofthe Company or the expiration of the period within which the next AGM of the Company is required by law to be held

7.          Authorize the Director referred to in the Resolution 6 in        Mgmt            Abstain     *
            respectof the share capital of the Company as specified

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHINA RESOURCES POWER HOLDINGS CO LTD
--------------------------------------------------------------------------------

SECURITY              Y1503A100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         836 HK                MEETING DATE               5/26/2005
ISIN                  HK0836012952          AGENDA                     700712486 - Management
CITY                  WANCHAI               HOLDINGS RECON DATE        5/23/2005
COUNTRY               HONG KONG             VOTE DEADLINE DATE         5/13/2005
SEDOL(S)              6711566, B01XX86

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the audited financial statements and           Mgmt              For       *
            thereports of the Dire ctors and the Auditors for the YE
            31 DEC2004

2.          Declare a final dividend for the YE 31 DEC 2004                  Mgmt              For       *

3.1         Re-elect Mr. Song Lin as a Director                              Mgmt              For       *

3.2         Re-elect Mr. Wang Shuai Ting as a Director                       Mgmt              For       *

3.3         Re-elect Mr. Shen Zhong Min as a Director                        Mgmt              For       *

3.4         Re-elect Mr. Tang Cheng as a Director                            Mgmt              For       *

3.5         Re-elect Mr. Zhang Shen Wen as a Director                        Mgmt              For       *

3.6         Re-elect Mr. Jiang Wei as a Director                             Mgmt              For       *

3.7         Re-elect Mr. Fong Ching as a Director                            Mgmt              For       *

3.8         Re-elect Mr. Anthony H. Adams as a Director                      Mgmt              For       *

3.9         Re-elect Mr. Wu Jing Ru as a Director                            Mgmt              For       *

3.10        Approve to fix the remuneration of the Auditors                  Mgmt              For       *

4.          Re-appoint Deloitte Touche Tohmatsu as the Auditors              Mgmt              For       *
            andauthorize the Director s to fix their remuneration

5.          Authorize the Directors of the Company to repurchase             Mgmt              For       *
            shares atpar value of HK D 1.00 each in the capital of the
            Company,during the relevant period, on The Stock Exchange
            of HongKong Limited the 'Stock Exchange' or any other
            stock exchangeon which the securities of the Company may
            be listed andrecognized b y the Securities and Futures
            Commission of HongKong and the Stock Exchange on share
            repurchases for suchpurposes, subject to and in accordance with all ap plicable lawsand requirements of the Rules
            Governing the Listing of Securities on the Stock Exchange
            or of any other stock exchange asamended from time to
            time, not exceeding 10% of the aggregatenominal amount of
            the issued share c apital of the Company;Authority expires the earlier of the conclusion of the next AGM ofthe
            Company or the expiration of the period within which the
            nextAGM of the Company is required to be held by any
            applicablelaw or the Articl es of Association of the
            Company

6.          Authorize the Directors of the Company, pursuant to              Mgmt            Abstain     *
            Section 57Bof the Compani es Ordinance, to allot, issue
            and deal withadditional shares of HKD 1.00 each at par in
            the capital of theCompany and to make or grant offers,
            agreements and optionsincluding bonds, warrants and
            debentures convertible intoshares of the Company during
            and after the relevant period, notexceeding 20% of the
            aggregate nominal amount of the issuedshare capital of the
            Company, otherwis e than pursuant to i) arights issue; or
            ii) the exercise of shares under any optionscheme or
            similar arrangement; or iii) the exercise ofsubscription
            or conversion rights attached to any warrants
            orsecurities; or iv) any scrip div idend pursuant to
            Articles ofAssociation; Authority expires the earlier of t he conclusion ofthe next AGM of the Company or the
            expiration of the period within which the next AGM is
            required to be held by any applicablelaw or the A rticles
            of Association of the Company

7.          Approve, subject to the passing of Resolutions 5 and 6,          Mgmt            Abstain     *
            toextend the general mandate granted to the Directors of
            theCompany to allot, issue and deal with additional shares pursuantto Resolution 6, by an amount representing the
            aggr egatenominal amount of the share capital repurchased
            pursuant toResolution 5 , provided that such amount does
            not exceed 10%of the aggregate nominal amoun t of the
            issued share capital ofthe Company at the date of passing
            this resol ution

S.8         Amend the Articles of Association as follows: a) by              Mgmt              For       *
            deletingArticle 98 in its entirety and substituting with
            new words asspecified; b) by deleting Article 120 in its
            entirety and substitutingwith new words as specified; and
            c) by d eleting Article 131 in itsentirety and
            substituting with new words as specifi ed;

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHINA TELECOM CORP LTD
--------------------------------------------------------------------------------

SECURITY              Y1505D102             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         728 HK                MEETING DATE               10/20/2004
ISIN                  CN0007867483          AGENDA                     700586677 - Management
CITY                  BEIJING               HOLDINGS RECON DATE        9/20/2004
COUNTRY               CHINA                 VOTE DEADLINE DATE         10/11/2004
SEDOL(S)              3226944, 6559335

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.1         Appoint Mr. Yang Jie as the Executive Director of the            Mgmt              For       *
            Companyup to 09 SEP 2005 and authorize any Director of the
            Company tosign the Director s service contract with him
            and authorize theBoard of Directors to determine his
            remuneration

1.2         Appoint Mr. Sun Kangmin as the Executive Director of             Mgmt              For       *
            theCompany up to 09 SEP2005 and authorize any Director of
            theCompany to sign the Director s servicecontract with him andauthorize the Board of Directors to determine his
            remuneration

S.2         Amend Articles 6, 20, 21, 24, the first paragraph of             Mgmt            Abstain     *
            Article 94 andthe secondparagraph of Article 133 of the
            Articles of Associationof the Company and authorize the
            Directors of the Company totake all actions to complete
            the procedures for the approvaland/or registration or
            filing of the aforementioned amendment ofthe Articles of
            Association

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHINA TELECOM CORP LTD
--------------------------------------------------------------------------------

SECURITY              Y1505D102             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         728 HK                MEETING DATE               12/20/2004
ISIN                  CN0007867483          AGENDA                     700610365 - Management
CITY                  BEIJING               HOLDINGS RECON DATE        11/19/2004
COUNTRY               CHINA                 VOTE DEADLINE DATE         12/9/2004
SEDOL(S)              3226944, 6559335

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the resignation of Mr. Zhou Deqiang as an                Mgmt              For       *
            ExecutiveDirector of the Company

2.          Approve the resignation of Mr. Chang Xiaobing as an              Mgmt              For       *
            ExecutiveDirector of theCompany

3.          Appoint Mr. Wang Xiaochu as the Executive Director of            Mgmt              For       *
            theCompany up to 09 SEP2005 and authorize any Director of
            theCompany to sign on behalf of the Company the Director
            sservice contract with him and authorize the Board of
            Directors todetermine his remuneration

4.          Appoint Mr. Leng Rongquan as the Executive Director of           Mgmt              For       *
            theCompany up to 09 SEP 2005 and authorize any Director of
            theCompany to sign on behalf of the Company the Director
            sservice contract with him and authorize the Board of
            Directors todetermine his remuneration

5.          Appoint Mr. Li Jinming as the Non-Executive Director of          Mgmt              For       *
            theCompany up to 09 SEP 2005 and authorize any Director of
            theCompany to sign on behalf of the Company the Director
            sservice contract with him

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHINA TELECOM CORP LTD
--------------------------------------------------------------------------------

SECURITY              Y1505D102             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         728 HK                MEETING DATE               5/25/2005
ISIN                  CN0007867483          AGENDA                     700689396 - Management
CITY                  HONGKONG              HOLDINGS RECON DATE        4/25/2005
COUNTRY               CHINA                 VOTE DEADLINE DATE         5/13/2005
SEDOL(S)              3226944, 6559335, B06KKC5

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the consolidated financial statements of the             Mgmt              For       *
            Company,the report of th e Board of Directors and the
            report of theSupervisory Committee and the repor t of the
            Internal Auditorsfor the YE 31 DEC 2004

2.          Approve the profit distribution and declare the payment of       Mgmt              For       *
            a finaldividend fo r the YE 31 DEC 2004

3.          Re-appoint KPMG as the Company's internal Auditors andKPMG       Mgmt              For       *
            Huazhen, as the Co mpany's domestic Auditors for theYE 31
            DEC 2005; and authorize the Board of D irectors of
            theCompany to fix the remuneration thereof

            Transact any other business                                      Non-Voting

S.4         Approve the Charter for the Supervisory Committee of             Mgmt              For       *
            ChinaTelecom Corporation Limited

S.5         Authorize the Board of Directors of the Company to allot,        Mgmt            Abstain     *
            issueand deal with additional shares of the Company Shares and tomake or grant offers, agreeme nts and options during and afterthe relevant period, not exceeding 20% of the
            each of theCompany's existing domestic shares and H shares in issueotherwis e than pursuant to: i) a rights issue; or
            ii) any scripdividend or similar ar rangement; Authority
            expires the earlier ofthe conclusion of the next AGM of
            the Company or 12 months

S.6         Authorize the Board of Directors of the Company to               Mgmt            Abstain     *
            increase theregistered cap ital of the Company to reflect
            the issue of sharesin the Company authorized u nder
            Resolution S.5, and to makesuch appropriate and necessary
            amendments to the Articles ofAssociation of the Company as deem fit to reflect such increas ein the registered
            capital of the Company and to take any otheraction and co
            mplete any formality required to effect suchincrease of
            the registered capita l of the Company

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHINA VANKE CO LTD
--------------------------------------------------------------------------------

SECURITY              Y77421108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         000002 CH             MEETING DATE               4/29/2005
ISIN                  CN0008879206          AGENDA                     700681097 - Management
CITY                  SHENZHEN              HOLDINGS RECON DATE        4/13/2005
COUNTRY               CHINA                 VOTE DEADLINE DATE         4/19/2005
SEDOL(S)              6803719, B06MKW1

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the working report of the Board of Directors for         Mgmt              For       *
            the year2004

2.          Approve the 2004 audited financial report                        Mgmt              For       *

3.          Approve the 2004 profit distribution plan: cash dividend         Mgmt              For       *
            of RMB1.5 per 10 sha res and bonus issue of 5 for 10
            shares from thecapital reserve

4.          Appoint the Auditor for the year 2005                            Mgmt              For       *

5.          Approve the 2004 working report of the Supervisory               Mgmt              For       *
            Committee

6.          Approve the emolument of Directors, Independent Directors        Mgmt              For       *
            andthe Supervisors

7.          Approve to purchase the responsibility insurance for             Mgmt              For       *
            theDirectors, the Superv isors and the Senior Management

8.          Elect the Directors                                              Mgmt              For       *

9.          By-elect the Supervisors                                         Mgmt              For       *

10.         Amend the Company's Articles of Association                      Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHINATRUST FINANCIAL HOLDINGS COMPANY LTD
--------------------------------------------------------------------------------

SECURITY              Y15093100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2891 TT               MEETING DATE               6/10/2005
ISIN                  TW0002891009          AGENDA                     700670777 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        4/8/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/27/2005
SEDOL(S)              6527666, B06P7T6

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT AS PER TRUST ASSOCIATION'S PROXYVOTING          Non-Voting
            GUIDELINES, EVERY SHA REHOLDER IS ELIGIBLETO BE NOMINATED
            AS A CANDIDATE AND BE ELECTED ASA DIRECT OR OR A
            SUPERVISOR, REGARDLESS OF BEINGRECOMMENDED BY THE COMPANY
            AND/OR BY O THERPARTIES. IF YOU INTEND TO VOTE FOR A
            LISTEDCANDIDATE, YOU WILL NEED TO C ONTACT THECANDIDATE
            AND/OR THE ISSUING COMPANY TO OBTAINTHE CANDIDATE'S NAME
            AND ID NUMBER. WITHOUT SUCHSPECIFIC INFORMATION, AN
            ELECTION WOULD BEDEEMED AS A 'NO VOTE'. THANK YOU

1.1         Approve to report on business operating results for 2004         Mgmt              For       *

1.2         Approve the rectifying of the financial statements of 2004       Mgmt            Abstain     *
            by theCompany Supe rvisors

1.3         Approve to report on the enacting of the doctrines of            Mgmt              For       *
            moralbehavior

1.4         Approve the setting up of the rules of order of the Board        Mgmt              For       *
            ofDirectors

2.1         Approve the financial statements of 2004                         Mgmt              For       *

2.2         Ratify the net profit allocation of the FY 2004; cash            Mgmt              For       *
            dividend:TWD 1.0 per sh are

3.1         Approve to issue the additional shares; stock dividend FM        Mgmt            Abstain     *
            R/E:80/1000; stock dividend FM capital surplus: 120/1000

3.2         Amend the Articles of Incorporation                              Mgmt            Abstain     *

4.          Re-elect the Domestic Directors and the Supervisors of           Mgmt              For       *
            theCompany

5.          Other and extraordinary motions                                  Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHINATRUST FINANCIAL HOLDINGS COMPANY LTD
--------------------------------------------------------------------------------

SECURITY              Y15093100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2891 TT               MEETING DATE               6/10/2005
ISIN                  TW0002891009          AGENDA                     700727588 - Management
CITY                  TAIPE                 HOLDINGS RECON DATE        4/8/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/27/2005
SEDOL(S)              6527666, B06P7T6

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING223672 DUE       Non-Voting
            TO CHANGE IN THE R ESOLUTIONS. ALLVOTES RECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AN D YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

A.1         Approve the business and financial results for 2004              Mgmt              For       *

A.2         Approve the Supervisor's report                                  Mgmt              For       *

A.3         Approve the reports of code of ethics                            Mgmt              For       *

A.4         Approve the reports of rules for the procedures of Board         Mgmt              For       *
            Meeting

B.1         Approve the 2004 financial reports                               Mgmt              For       *

B.2         Approve the distribution of earnings for 2004                    Mgmt              For       *

C.1         Approve to increase the capital by TWD 11,776,108,400            Mgmt              For       *
            in1,177,610,840 new sha res at par value TWD 10 per share

C.2         Amend the Articles of Incorporation                              Mgmt            Abstain     *

D.1         Elect Mr. Jeffrey L.S. Koo as a Director                         Mgmt              For       *

D.2         Elect Mr. Jeffrey L.S. Koo, Jr. as a Director                    Mgmt              For       *

D.3         Elect Mr. Wen Long Yen as a Director                             Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CHINATRUST FINANCIAL HOLDINGS COMPANY LTD
--------------------------------------------------------------------------------

SECURITY              Y15093100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2891 TT               MEETING DATE               6/10/2005
ISIN                  TW0002891009          AGENDA                     700734127 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        4/8/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/31/2005
SEDOL(S)              6527666, B06P7T6

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING240023 DUE       Non-Voting
            TO CHANGE IN THE R ESOLUTIONS. ALLVOTES RECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

A.1         Approve the business and financial results for 2004              Mgmt              For       *

A.2         Approve the Supervisor's report                                  Mgmt              For       *

A.3         Approve the reports of code of ethics                            Mgmt              For       *

A.4         Approve the reports of rules for the procedures of Board         Mgmt              For       *
            Meeting

B.1         Approve the 2004 financial reports                               Mgmt              For       *

B.2         Approve the distribution of earnings for 2004                    Mgmt              For       *

C.1         Approve to increase the capital by TWD 11,776,108,400            Mgmt              For       *
            in1,177,610,840 new sha res at par value TWD 10 per share

C.2         Amend the Articles of Incorporation                              Mgmt            Abstain     *

D.1         Elect Mr. Jeffrey L.S. Koo/ID No. 79 as a Director               Mgmt              For       *

D.2         Elect Mr. Jeffrey L.S. Koo, Jr. Representative of Kuan           Mgmt              For       *
            HoConstruction and Dev elopment Co Ltd/ID No. 265 as a
            Director

D.3         Elect Mr. Wen Long Yen/ID No. 686 as a Director                  Mgmt              For       *

D.4         Elect a Representative of Chung Cheng Investment Ltd/ID          Mgmt              For       *
            No.355101 as a Direct or

D.5         Elect a Representative of Kuan Ho Construction                   Mgmt              For       *
            andDevelopment Co Ltd/ID No. 2 65 as a Director

D.6         Elect a Representative of Asia Livestock Co Ltd/ID No.           Mgmt              For       *
            379360as a Director

D.7         Elect a Representative of Ho-Yeh Investment Co/ID No.            Mgmt              For       *
            26799as a Director

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
CJ CORPORATION
--------------------------------------------------------------------------------

SECURITY              Y12981109             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         001040 KS             MEETING DATE               2/28/2005
ISIN                  KR7001040005          AGENDA                     700640229 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/15/2005
SEDOL(S)              6189516

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the 52nd financial statement, balance sheet,             Mgmt              For       *
            incomestatement and reta ined earnings statement

2.          Amend the Articles of Incorporation                              Mgmt              For       *

3.          Elect Mr. Hur Byung-Woo as the Outside Director of the CJ        Mgmt              For       *
            Corp

4.          Approve the limit of remuneration for the Directors              Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
COMPAL ELECTRONICS INC
--------------------------------------------------------------------------------

SECURITY              Y16907100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2324 TT               MEETING DATE               6/10/2005
ISIN                  TW0002324001          AGENDA                     700667946 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        4/11/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/27/2005
SEDOL(S)              6225744

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.1         Approve the report on business operation result of FY 2004       Mgmt              For       *

1.2         Approve the Supervisors review financial reports of the FY       Mgmt              For       *
            2004

1.3         Approve the report of execution status of treasury stocks        Mgmt              For       *

2.1         Ratify the financial reports of the FY 2004                      Mgmt              For       *

2.2         Ratify the net profit allocation of the FY 2004; cash            Mgmt              For       *
            dividendTWD 1.1 per sha re, stock dividend 20 shares per
            1,000 sharesfrom retain earnings subject to 20%
            withholding tax and 20shares per 1,000 shares from capital surplus with t ax free

2.3         Ratify to relieve restrictions on Directors from                 Mgmt            Abstain     *
            participation incompetitive business

3.1         Approve to issue additional shares                               Mgmt            Abstain     *

3.2         Amend the Company Articles                                       Mgmt            Abstain     *

4.          Others and extraordinary motions                                 Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
DAEWOO SHIPBUILDING & MARINE ENGR CO LTD
--------------------------------------------------------------------------------

SECURITY              Y1916Y117             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         042660 KS             MEETING DATE               3/4/2005
ISIN                  KR7042660001          AGENDA                     700643302 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/18/2005
SEDOL(S)              6211732

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the balance sheet, income statement and statement        Mgmt              For       *
            ofappropriation of unappropriated retained
            earnings-expected cashdividend: KRW 350 per share

2.          Elect the Directors                                              Mgmt              For       *

3.          Approve the remuneration limit for the Directors                 Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
DAH SING FINL GROUP
--------------------------------------------------------------------------------

SECURITY              Y19182107             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         440 HK                MEETING DATE               4/28/2005
ISIN                  HK0440001847          AGENDA                     700684093 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        4/22/2005
COUNTRY               HONG KONG             VOTE DEADLINE DATE         4/15/2005
SEDOL(S)              4103530, 6249799

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and approve the audited financial statements             Mgmt              For       *
            togetherwith the reports of the Directors and the Auditors for the YE 31DEC 2004

2.          Declare a final dividend                                         Mgmt              For       *

3.          Elect the Directors                                              Mgmt              For       *

4.          Approve to fix the fees of the Directors                         Mgmt              For       *

5.          Appoint PricewaterhouseCoopers as the Auditors and               Mgmt              For       *
            authorizethe Directors to fix their remuneration

6.          Adopt the Share Option Scheme New Share Option Scheme            Mgmt            Abstain     *
            ofthe Company conditi onal upon: i) the passing of this
            resolution,and authorize the Board of Direc tors of the
            Company to grantoptions and to allot and issue the shares
            pursuan t to anyoptions granted under the New Share Option
            Scheme; and ii) theListin g Committee of the stock
            exchange granting approval ofthe listing of, and per
            mission to deal in shares which may fall tobe issued
            pursuant to the exercise of options granted under theNew
            Share Option Scheme Conditions the New Sha re OptionScheme
            and authorize the Board of Directors of the Company todo
            all such acts and to enter into all such transactions
            andarrangements as may be necessary or desirable in order
            to giveeffect to the New Share Option Scheme; and approve
            toterminate the existing Share Option Scheme Existing
            Share Option Scheme of the Group which was adopted by the
            Companyon 17 MAY 1995, as t he New Share Option Scheme
            comes intoeffect upon approval of the New Share Op tion
            Scheme inaccordance with this resolution and fulfillment
            of the conditio ns,provided that any options granted

            under the Existing ShareOption Scheme p rior to the passing of this resolution shall not inany way, be affected or pr ejudiced and all such options shallcontinue to be valid and exercisable in ac cordance with theExisting Share Option Scheme

7.          Authorize the Directors of the Company, subject to the           Mgmt            Abstain     *
            provisionsof this reso lution and pursuant to Section 57B
            of the CompaniesOrdinance, to allot, issue and deal with
            additional shares in thecapital of the Company and make or gra nt offers, agreementsand options during and after the
            relevant period, not ex ceedingthe aggregate of 20% of the aggregate nominal amount of theshare capi tal of the
            Company; otherwise than pursuant to arights issue or
            pursuant to a ny existing specific authority;Authority
            expires the earlier of the conclusi on of the next AGM
            ofthe Company or the expiration of the period within which the nextAGM of the Company is required by the Companies
            Ordinanceto be held

8.          Authorize the Directors of the Company, subject to the           Mgmt            Abstain     *
            provisionsof this reso lution, to repurchase shares of the
            Company duringthe relevant period, on The Stock Exchange
            of Hong KongLimited or any other stock exchange on which
            the securities ofthe Company may be listed and recognized
            by the Securitiesand F utures Commission and the Stock
            Exchange for thispurposes, subject to and in accordance
            with all applicable Lawsand the requirements of the rules
            governin g the listing ofsecurities on the stock exchange
            or any other applicable stoc kexchange, not exceeding 10%
            of the aggregate nominal amountof the issued sh are
            capital of the Company; Authority expiresthe earlier of
            the conclusion o f the AGM of the Company or theexpiration of the period within which the next AGM of theCompany is
            to be held by law

9.          Approve, conditional upon the passing of Resolutions 7 and       Mgmt            Abstain     *
            8, toextend the ge neral mandate granted to the Directors
            of theCompany to allot, issue and deal with additional
            shares in thecapital of the Company pursuant to Resolution
            7 , by the additionto the aggregate nominal amount of the
            share capital which m aybe allotted, issued and dealt with or agreed to be allotted, issuedand dea lt with by the
            Directors of the Company pursuant to suchgeneral mandate
            of an amount representing the aggregatenominal amount of
            the share capital of the Companyrepurchased by the Company pursuant to Resolution 8, providedthat suc h amount does
            not exceed 10% of the aggregatenominal value of the issued shar e capital of the Company at thedate of passing this
            resolution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
DBS GROUP HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              Y20246107             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         DBS SP                MEETING DATE               4/29/2005
ISIN                  SG1L01001701          AGENDA                     700689409 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        4/27/2005
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         4/20/2005
SEDOL(S)              5772014, 5783696, 6175203

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the Directors' report and audited accounts for the       Mgmt              For       *
            YE 31DEC 2004 and the Auditors' report thereon

2.A         Declare a final dividend of 22 cents per ordinary share,         Mgmt              For       *
            lessincome tax, for the YE 31 DEC 2004

2.B         Declare a final dividend of 12 cents per non-voting              Mgmt              For       *
            convertiblepreference sha re, less income tax, for the YE
            31 DEC 2004

2.C         Declare a final dividend of 12 cents per non-voting              Mgmt              For       *
            redeemableconvertible pre ference share, less income tax,
            for the YE 31DEC 2004

3.          Approve to sanction the amount of SGD 976,689 as                 Mgmt              For       *
            theDirectors' fees for 2004

4.          Appoint Messrs. Ernst & Young as the Auditors of the             Mgmt              For       *
            Companyand authorize the Directors to fix their
            remuneration

5.A.1       Acknowledge the retirement of Mr. Jackson Tai, Mr.               Mgmt              For       *
            BernardChen, Mr. Fock Siew Wah, Ms. Gail D. Fosier, Mr.
            C.Y. Leung,Mr. Peter Ong and Mr. John Ross as t he
            Directors and that Mr.Bernard Chen, Mr. Fock Siew Wah and
            Ms. Gail D. Fosl er arenot offering themselves for
            re-election

5A2.1       Re-elect Mr. Jackson Tai as a Director, who retires under        Mgmt              For       *
            Article96 of the Co mpany's Articles of Association

5A2.2       Re-elect Mr. CY Leung as a Director, who retires under           Mgmt              For       *
            Article 96of the Compa ny's Articles of Association

5A2.3       Re-elect Mr. Peter Ong as a Director, who retires under          Mgmt              For       *
            Article 96of the Company's Articles of Association

5A2.4       Re-elect Mr. John Ross as a Director, who retires under          Mgmt              For       *
            Article96 of the Company's Articles of Association

5.B.1       Re-elect Mr. Ang Kong Hua as a Director, who retires             Mgmt              For       *
            underArticle 101 of the Company's Articles of Association

5.B.2       Re-elect Mr. Goh Geok Ling as a Director, who retires            Mgmt              For       *
            underArticle 101 of the Company's Articles of Association

5.B.3       Re-elect Mr. Wong Ngit Liong as a Director, who retires          Mgmt              For       *
            underArticle 101 of the Company's Articles of Association

5.C         Acknowledge the retirement of Mr. Thean Lip Ping as a            Mgmt              For       *
            Directorunder Section 153(6) of the Companies Act,
            Chapter 5

6.A         Authorize the Board of Directors of the Company to offer         Mgmt            Abstain     *
            andgrant options in accordance with the provisions of the
            DBSHShare Option Plan and to allot and issue from time to
            time suchnumber of ordinary shares of SGD 1.00 each in the capital of theCompany DBSH ordinary shares as may be
            required to beissued pursuant to the exercise of the
            options under the DBSHShare Option Plan provided that the
            aggregate number of newDBSH ordinary shares to be issued
            pursua nt to the DBSHShare Option Plan and the DBSH
            Performance Share Plan shallnot exceed 7.5% of the issued
            share capital of the Companyfrom time to time

6.B         Authorize the Board of Directors of the Company to offer         Mgmt            Abstain     *
            andgrant awards in a ccordance with the provisions of the
            DBSHPerformance Share Plan and to allot and issue from
            time to timesuch number of DBSH ordinary shares as may be
            required to beissued pursuant to the vesting of awards
            under the DBSHPerformance Share Plan, provided that the
            aggregate number ofnew DBSH ordinary shares to be issued
            pursuant to the DBSHPerformance Share Plan and the DBSH
            Share Option Plan shallnot exceed 7.5% of the issued
            share capital of the Companyfrom time to time

6.C         Authorize the Directors of the Company to: a) i) issue           Mgmt            Abstain     *
            shares inthe capital of the Company shares whether by way
            of rights,bonus or otherwise; and/or ii ) make or grant
            offers, agreementsor options collectively, Instruments that might or would requireshares to be issued, including but
            not limited to the creation andissue of as well as
            adjustments to warrants, debentures or other instruments
            convertible into shares; at any time and upon suchterms and conditions and for such purposes and to suchpersons as the
            Directors may in their absolute discretion deemfit; and b)
            issue shares in pursuance of any Instrument made orgranted by the Directors while this resolution was in force,
            provided that: 1) the aggregate number of shares to be
            issuedpursuant to this resolution including shares to be
            issued inpursuance of Instruments made or granted pursuant to thisresolution does not exceed 50% of the issued share
            capital ofthe Company as calculated in accordance with
            Paragraph 2) , ofwhich the aggregate number of shares to
            be issued other thanon a pro rata basis to shareholders of the Company includingshares to be issued in pursuance of
            Instruments made orgranted pursuant to this resolution
            does not exceed 20% of th e issued share capital of the

            Company as calculated inaccordance with Paragraph 2) ; 2) subject to such manner ofcalculation as may be prescribed by the Singapore ExchangeSecurities Trading Limited SGX-ST for the purpose of determining the aggregate number of shares that may be issuedunder Paragraph 1) , the percentage of issued share capital shallbe based on the issued share capital of the Company at thetime this resolution is passed, after adjusting fo r: i) new sharesarising from the conversion or exercise of any convertible securities or share options or vesting of share awards which areoutstanding or subsisting at the time this resolution is passed;and ii) any subsequent conso lidation or subdivision of shares; 3)in exercising the authority conferred by this resolution, theCompany shall comply with the provisions of the Listing Manualof the SGX-ST for the time being in force unless suchcompliance has b een waived by the SGX-ST and the Articles ofAssociation for the time being o f the Company; Authorityexpires at the earlier of the conclusion of the next AGM of theCompany or the date by which the next

            AGM of the Company isrequir ed by law

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
DBS GROUP HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              Y20246107             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         DBS SP                MEETING DATE               4/29/2005
ISIN                  SG1L01001701          AGENDA                     700689411 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        4/27/2005
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         4/20/2005
SEDOL(S)              5772014, 5783696, 6175203

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Authorize the Directors of DBSH, for the purposes of             Mgmt            Abstain     *
            Sections76C and 76E of t he Companies Act, Chapter 50 the
            "CompaniesAct" , to purchase or otherwise ac quire issued
            ordinary sharesof SGD 1.00 each fully paid in the capital
            of DBS H "OrdinaryShares" not exceeding in aggregate the
            Maximum Percentageas sp ecified , at such price or prices
            as may be determined bythe Directors from t ime to time up to the Maximum Price asspecified , whether by way of: i)
            mark et purchase s on theSingapore Exchange Securities
            Trading Limited "SGX-ST"transacted through the Central
            Limit Order Book trading systemand/or any oth er securities exchange on which the ordinaryshares may for the time being be listed and quoted "OtherExchange" ; and/or ii)
            off-market purchases if effectedotherwise than on the
            SGX-ST or, as the case may be, otherexchange in accordance with any equal access scheme s asmay be determined or
            formulated by the Directors as theyconsider fit, which
            scheme s shall satisfy all the conditionsprescribed by the
            Companies Act, and otherwise in accordancewith a ll

            other laws and regulations and rules of the SGX-ST or,as the case may be, other exchange as may for the time beingbe applicable (the "Share Purchase Ma ndate" ;
            Authorityexpires earlier at the conclusion of the next AGM of DBSH or tobe held by law ; and authorize the Directors of the Companyand/or any o f them to complete and do all such acts and thingsincluding executing such d ocuments as may be required asthey and/or he may consider expedient or neces sary to giveeffect to the transactions contemplated and/or authorized by thisresolution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
DELTA ELECTRONICS INC
--------------------------------------------------------------------------------

SECURITY              Y20263102             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2308 TT               MEETING DATE               5/19/2005
ISIN                  TW0002308004          AGENDA                     700652995 - Management
CITY                  TAOYUAN               HOLDINGS RECON DATE        3/2/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/5/2005
SEDOL(S)              6260734

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
A.1         Approve the business operations for the year 2004                Mgmt

A.2         Approve the financial reports for the year 2004                  Mgmt

A.3         Approve the audited reports for the year 2004                    Mgmt

A.4         Approve the status of endorsement and guarantee                  Mgmt

B.1         Approve the revision to the rules of shareholders meeting        Mgmt

B.2         Approve the financial statements for the year 2004               Mgmt

B.3         Approve the profit distribution for the year 2004 cash           Mgmt
            dividend:TWD 2.5 per s hare

B.4         Approve the revision to the rules of the Directors,              Mgmt
            Supervisorsand the Manage rs

B.5         Approve the issuance of new shares from retained                 Mgmt
            earningsstock dividend: 50 s hares for 1000 shares held

b.6         Approve the revision to the Articles of Incorporation            Mgmt

B.7         Other discussions                                                Other

B.8         Approve extraordinary motions                                    Mgmt

--------------------------------------------------------------------------------
DELTA ELECTRONICS INC
--------------------------------------------------------------------------------

SECURITY              Y20263102             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2308 TT               MEETING DATE               5/19/2005
ISIN                  TW0002308004          AGENDA                     700659622 - Management
CITY                  TAOYUAN               HOLDINGS RECON DATE        3/18/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/5/2005
SEDOL(S)              6260734

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING219941 DUE       Non-Voting
            TO CHANGE IN VOTIN G STATUS ANDNUMBERING OF RESOLUTIONS.
            ALL VOTES RECEIVED ONTHE PREVIOUS MEET ING WILL BE
            DISREGARDED ANDYOU WILL NEED TO REINSTRUCT ON THIS
            MEETINGNOTICE . THANK YOU.

1.          Amend the standing orders of shareholders' meeting               Mgmt              For       *

2.          Approve to report 2004 operation results                         Mgmt              For       *

3.          Approve to report 2004 financial results                         Mgmt              For       *

4.          Approve the report of the Supervisors' review opinions on        Mgmt              For       *
            2004financial resul ts

5.          Approve to report the status of the endorsement and              Mgmt              For       *
            guarantee

6.          Ratify 2004 financial results                                    Mgmt              For       *

7.          Ratify 2004 earnings distribution stock dividend: 50             Mgmt              For       *
            shares/1000shares, cash dividend: TWD 2500/1000 shares

8.          Amend the voting procedures of the Directors and                 Mgmt              For       *
            theSupervisors

9.          Approve the new share issuance from retained earnings            Mgmt              For       *

10.         Amend the Company Charter                                        Mgmt              For       *

11.         Other matters                                                    Other             For       *

12.         Other motions                                                    Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
DIALOG GROUP BHD
--------------------------------------------------------------------------------

SECURITY              Y20641109             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         DLG MK                MEETING DATE               11/23/2004
ISIN                  MYL7277OO006          AGENDA                     700608738 - Management
CITY                  PETALING JAYA         HOLDINGS RECON DATE        11/5/2004
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         11/15/2004
SEDOL(S)              6258074, B00MRS2

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the audited financial statements for the       Mgmt              For       *
            FYE30 JUN 2004 together with the reports of the Directors
            andAuditors thereon

2.          Approve the payment of a final dividend of 10% per               Mgmt              For       *
            ordinaryshare of MYR 0.10each less income tax at 28% in
            respect of theFYE 30 JUN 2004

3.          Re-elect Dr. Junid Bin Abu Saham as a Director, who              Mgmt              For       *
            retirespursuant to Article 96 of the Company s Articles of
            Association

4.          Re-elect Mr. En Ku Abdul Rahman Bin Ku Sulaiman as               Mgmt              For       *
            aDirector, who retires pursuant to Article 96 of the
            Company sArticles of Association

5.          Approve the payment of Directors fees in respect of the          Mgmt              For       *
            FYE 30JUN 2004

6.          Re-appoint Messrs. BDO Binder as the Auditors of the             Mgmt              For       *
            Companyand authorize theDirectors to fix their remuneration

7.          Authorize the Directors, pursuant to the Dialog Group            Mgmt              For       *
            BerhadEmployee Share Option Scheme the Scheme which
            wasapproved at the EGM held on 21 APR 1998, tooffer and
            grantoptions to eligible employees and eligible Directors
            of theCompany and its subsidiary Companies the Group
            andpursuant to Section 132D of the Companies Act, 1965 to
            allotand issue such number of new ordinary shares of MYR
            0.10each in the capital of the Company from time to time
            inaccordance with the By-laws of the Scheme

8.          Authorize the Directors, pursuant to Section 132D of             Mgmt              For       *
            theCompanies Act, 1965,to allot and issue shares in the
            Companyat any time and upon such terms and conditions and
            for suchpurposes as the Directors may, in their absolute
            discretion deemfit, provided that the aggregate number of
            shares issuedpursuant tothis resolution in any one FY does not exceed 10% ofthe issued and paid-up share capital of
            the Company for the timebeing and to obtain the approval
            forthe listing of and quotationfor the additional shares
            so issued on Bursa Malaysia SecuritiesBerhad; Authority
            expires at the conclusion of the next AGM ofthe Company

9.          Authorize the Company, subject to the Companies Act, 1965,       Mgmt              For       *
            theMemorandum andArticles of Association of the Company
            and theguidelines of Bursa Malaysia Securities Berhad
            Bursa Malaysiaand any other relevant authorities, to
            purchase and/or hold suchnumber of ordinary shares of MYR
            0.10 each in the Companyasmay be determined by the
            Directors of the Company from time totime throughBursa
            Malaysia upon such terms and conditions asthe Directors of the Companymay deem fit in the interest of theCompany
            provided that the aggregate number of ordinary sharesof
            MYR 0.10 each purchased pursuant to this resolution does
            notexceed 10% of the total issued and paid-up share
            capital of theCompanyand that an amount not exceeding the
            total auditedretained profits and sharepremium account of
            the Company atthe time of purchase, would be allocated
            bythe Company for theproposed share buy-back; and
            authorize the Directors of theCompany to take all steps
            necessary to implement, finalize andto give fulleffect to
            the proposed share buy-back and authorizethe Directors of
            the Company to decide in their discretion toeither retain
            the ordinary shares
            of MYR0.10 each purchasedpursuant to the proposed share
            buy-back as treasurysharesand/or to resell the treasury
            shares and/or to distributethem as share dividends and/or
            to cancel them; Authorityexpires at the conclusion of the
            next AGM of the Company

S.10        Amend the Articles of Association of the Company by              Mgmt            Abstain     *
            insertingnew Article 136A

S.11        Amend the Articles of Association of the Company by              Mgmt            Abstain     *
            deletingthe existing Article 146 in its entirety and
            substituting with thenew Article 146

*           Transact any other business                                      Non-Voting

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
DIGITAL CHINA HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              G2759B107             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         861 HK                MEETING DATE               8/12/2004
ISIN                  BMG2759B1072          AGENDA                     700564164 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        8/9/2004
COUNTRY               BERMUDA               VOTE DEADLINE DATE         8/3/2004
SEDOL(S)              6351865, 7175257

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT

1.          Receive and adopt the audited consolidated financial             Mgmt              For       *
            statementsof the Companyand its subsidiaries and the
            reports of theDirectors and the Auditors for the YE 31 MAR
            2004

2.          Re-elect the Directors of the Company and authorize              Mgmt              For       *
            theDirectors of the Company to fix the Directors
            remuneration

3.          Re-appoint the retiring Auditor of the Company and               Mgmt              For       *
            authorize theBoard of Directors of the Company to fix
            their remuneration

4.1         Authorize the Directors of the Company to allot, issue and       Mgmt              For       *
            dealwith additional shares in the capital of the Company
            and make orgrant offers, agreements and options during and after therelevant period, not exceeding 20% of the
            aggregate nominalamount of the issued share capital of the
            Company otherwisethanpursuant to: i) a rights issue; or
            ii) the exercise of rights ofsubscriptionor conversion
            under the terms of any existingwarrants, bonds,
            debentures, notes or other securities issued bythe
            Company; or iii) the exercise of optionsgranted under
            anyoption scheme or similar arrangement; or iv) any scrip
            dividendor similar arrangement; Authority expires the
            earlier of theconclusion of the next AGM of the Company or the expiration ofthe period within which thenext AGM is to be held by law

4.2         Authorize the Directors of the Company to repurchase             Mgmt              For       *
            issuedshares in the capital of the Company during the
            relevant period,on The Stock Exchange of Hong Kong Limited or any other stockexchange on which the shares of the
            Company have been ormay be listed and recognized by the
            Securities and FuturesCommission of Hong Kong and the
            stock exchange for suchpurposes, subject to and in
            accordance with all applicable lawsand/or the requirements of the Rules Governing the Listing ofSecurities on the
            Stock Exchange of Hong Kong Limited or ofany other stock
            exchange as amended from time to time, notexceeding 10% of theaggregate nominal amount of the issuedshare capital of
            the Company; Authority expires the earlier of
            theconclusion of the next AGM of the Company or
            theexpiration ofthe period within which the next AGM of
            the Company is to beheld by law

4.3         Approve, conditional upon the passing of Resolutions 4.1         Mgmt              For       *
            and4.2, to extend the general mandate granted to the
            Directors toallot, issue and deal with the additional
            shares in the capital ofthe Company pursuant to Resolution
            4.1, byan amountrepresenting the aggregate nominal amount
            of the share capitalrepurchased pursuant to Resolution
            4.2, provided that suchamount does not exceed 10% of the
            aggregate nominal amountof the issued share capital of the
            Companyat the date of passingthis resolution

S.5         Amend the Bye-laws of the Company: a) by deleting the            Mgmt            Abstain     *
            existingdefinition in Bye-Law 1(A) and substitute with the new definition;b) by adding some words inexisting
            definition in Bye-Law 1(A); c)by deleting the existing
            definition in Bye-Law 1(A) and substitutewith new
            definition; d) by deleting the existingdefinition in
            Bye-Law 1(A) and substitute with new definition; e) by
            amendingandreplacing the term in Bye-Law 1(A) with the
            context of thedefinition remaining unchanged, by
            re-ordering the same in thecorrect alphabetical order
            inBye-Law 1(A) and by replacing theterm at where it appears in bye-laws 38(B),40(ii), 47, 50, 79, 83,86 and 162(B) with the new term; f) by deleting the existingdefinition in
            Bye-Law 1(A) and substitute with new definition; g)by
            deleting the existing Bye-Law 6(A) in its entirety
            andsubstitute with a new Bye-Law 6(A); h) by adding the new wordsimmediately after the existing words itappears in
            Bye-Law 50; i)by amending and replacing the existing term
            with anew term itappears in Bye-Law 68; j) by adding the
            some wordsimmediately before the existing words

            in the 2nd line of the 1stparagraph of Bye-Law 70; andby adding some wordsimmediately after the existing words in the 1st line ofthe 2ndparagraph of Bye-Law 70; k) by re-numbering the existing Bye-Law 76 asBye-Law 76(1) and adding the new Bye-Law as Bye-Law 76(2) immediately thereafter; l ) by deleting the existing Bye-Law 98(H) in its entirety and substitutewith a new Bye-Law98(H); m) by deleting the existing Bye-Law 98(I) in its entiretyand substitute with a new Bye-Law 98(I); n) by deleting theexisting Bye-Law 98(J) in its entirety and substitute with a newBye-Law 98(J); o) by deleting the existing
            Bye-Law 98(K) in itsentirety and substitute with a new
            Bye-Law 98(K); p) by deletingthe existing Bye-Law 103 in its entirety and substitute with a newBye-Law 103; q) by deleting the existing Bye-Law 119 in itsentirety and substitute with a new Bye-Law 119; and r) bydeleting some words inBye-Law 121 and substitute with theexisting words

6.          Transact any other business                                      Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
DONG KUK STEEL MILL CO LTD
--------------------------------------------------------------------------------

SECURITY              Y20954106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         001230 KS             MEETING DATE               3/11/2005
ISIN                  KR7001230002          AGENDA                     700636371 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/28/2005
SEDOL(S)              6276117

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the 51th 2004 balance sheet, the statement of            Mgmt              For       *
            profitand loss and th e proposed disposition of retained
            earnings

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
DONG KUK STEEL MILL CO LTD
--------------------------------------------------------------------------------

SECURITY              Y20954106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         001230 KS             MEETING DATE               3/11/2005
ISIN                  KR7001230002          AGENDA                     700646877 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/28/2005
SEDOL(S)              6276117

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 215899        Non-Voting
            DUE TO ADDITIONAL R ESOLUTIONS. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

1.          Approve the balance sheet, the income statement and              Mgmt              For       *
            thestatement of appropria tion of unappropriated retained
            earnings

2.          Amend the Articles of Incorporation                              Mgmt              For       *

3.          Elect the Directors                                              Mgmt              For       *

4.          Elect a Member of the Auditors' Committee, who is an             Mgmt              For       *
            OutsideDirector

5.          Approve the limit of remuneration for the Directors              Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
ESPRIT HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              G3122U129             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         330 HK                MEETING DATE               12/3/2004
ISIN                  BMG3122U1291          AGENDA                     700603841 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        11/18/2004
COUNTRY               BERMUDA               VOTE DEADLINE DATE         11/24/2004
SEDOL(S)              0478920, 5752674, 6321642

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and approve the audited consolidated                     Mgmt              For       *
            financialstatements and the reports of the Directors and
            the Auditors ofthe Group for the YE 30 JUN 2004

2.          Approve a final dividend for the YE 30 JUN 2004                  Mgmt              For       *

3.          Approve a special dividend for the YE 30 JUN 2004                Mgmt              For       *

4.          Re-elect the retiring Directors of the Company                   Mgmt              For       *

5.          Re-appoint the Auditors and authorize the Directors of           Mgmt              For       *
            theCompany to fix their remuneration

6.          Approve to grant general mandate to the Directors of             Mgmt              For       *
            theCompany to purchase shares of the Company

7.          Approve to grant a general mandate to the Directors of           Mgmt              For       *
            theCompany to issue and allot shares of the Company

8.          Approve to extend the general mandate to the Directors of        Mgmt              For       *
            theCompany to issueshares of the company by the number
            ofshares repurchased under the general mandate
            grantedpursuant to resolution no.6

S.9         Amend the Bye-Laws of the Company to bring them in line          Mgmt              For       *
            withcertain recent changes to the rules governing the
            Listing ofSecurities on The Stock Exchange of Hong Kong
            Limited and tomake certain other changes

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
ESPRIT HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              G3122U129             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         330 HK                MEETING DATE               12/3/2004
ISIN                  BMG3122U1291          AGENDA                     700616191 - Management
CITY                  HONK KONG             HOLDINGS RECON DATE        11/29/2004
COUNTRY               BERMUDA               VOTE DEADLINE DATE         11/24/2004
SEDOL(S)              0478920, 5752674, 6321642

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
*           PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING206110 DUE       Non-Voting
            TO CHANGE IN THE AGENDA. ALL VOTESRECEIVED ON THE PREVIOUS
            MEETING WILL BEDISREGARDED AND YOUWILL NEED TO REINSTRUCT
            ONTHIS MEETING NOTICE. THANK YOU.

1.          Receive and approve the audited consolidated                     Mgmt              For       *
            financialstatements and the reports of the Directors and
            the Auditors ofthe Group for the YE 30 JUN 2004

2.          Approve a final dividend for the YE 30 JUN 2004                  Mgmt              For       *

3.          Approve a special dividend for the YE 30 JUN 2004                Mgmt              For       *

4.I         Re-elect Mr. John Poon Cho Ming as a Director                    Mgmt              For       *

4.II        Re-elect Mr. Alexander Reid Hamilton as a Director               Mgmt              For       *

4.III       Re-elect Mr. Simon Lai Sau Cheong as a Director                  Mgmt              For       *

4.IV        Re-elect Mr. Jerome Squire as a Director                         Mgmt              For       *

5.          Re-appoint the Auditors and authorize the Directors of           Mgmt              For       *
            theCompany to fix their remuneration

6.          Approve to grant general mandate to the Directors of             Mgmt              For       *
            theCompany to purchase shares of the Company

7.          Approve to grant a general mandate to the Directors of           Mgmt              For       *
            theCompany to issue and allot shares of the Company

8.          Approve to extend the general mandate to the Directors of        Mgmt              For       *
            theCompany to issueshares of the company by the number
            ofshares repurchased under the general mandate
            grantedpursuant to resolution no.6

S.9         Amend the Bye-Laws of the Company to bring them in line          Mgmt              For       *
            withcertain recent changes to the rules governing the
            Listing ofSecurities on The Stock Exchange of Hong Kong
            Limited and tomake certain other changes

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
EZRA HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              Y2401G108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         EZRA SP               MEETING DATE               12/15/2004
ISIN                  SG1O34912152          AGENDA                     700620772 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        12/13/2004
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         12/7/2004
SEDOL(S)              6674421

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the Directors report and the                   Mgmt              For       *
            auditedaccounts of the Company for the FYE 31 AUG 2004
            togetherwith the Auditors report thereon

2.          Declare a first and final tax-exempt dividend of 9.5% per        Mgmt              For       *
            ordinaryshare of SGD 0.20 for the FYE 31 AUG 2004 2003: 4%
            perordinary share

3.          Re-elect Mr. Lee Kian Soo as a Director, retiring under          Mgmt              For       *
            Article106 of the Company s Articles of Association

4.          Re-elect Ms. Goh Gaik Choo as a Director, retiring under         Mgmt              For       *
            Article106 of the Company s Articles of Association

5.          Re-elect Ms. Lee Chow Ming Doris Damaris as a                    Mgmt              For       *
            Director,retiring under Article90 of the Company s
            Articles of Association,and remains as Member of the
            Audit, Nominating andRemuneration Committees and will be
            consideredindependentfor the purposes of Rule 704(8) of
            Listing Manual ofthe Singapore Exchange Securities Trading
            Limited

6.          Approve the payment of Directors fees of SGD 196,500 for         Mgmt              For       *
            theFYE 31 AUG 20042003: SGD 32,500

7.          Re-appoint Ernst n Young as the Company s Auditors               Mgmt              For       *
            andauthorize the Directorsto fix their remuneration

*           Transact any other business                                      Non-Voting

8.          Authorize the Directors, pursuant to Section 161 of              Mgmt              For       *

            theCompanies Act, Chapter50 and Rule 806 of the Listing
            Manual ofthe Singapore Exchange Securities Trading
            Limited, to allot andissue shares and convertible securities in the capital of theCompany at any time and upon such terms and conditions andfor such purposes as the Directors may, in their absolutediscretion, deem fit provided that the aggregate number ofshares including shares to be issued in accordance with theterms of convertible securities issued, made or granted pursuantto this resolution to be allotted and issued pursuant to thisresolution shall not exceed 50% of the issued share capital of theCompany at the time of the passing of this resolution, of whichthe aggregate number of shares and convertible securities to beissued other than on a pro rata basis to all shareholders of the company shall not exceed 20% of the issued share capital of theCompany; Authority expires earlier at the conclusion of theCompany s next AGMor the date by which the next AGM of theCompany is required by law to be held and in the case of sharesto be issued in accordance with the terms of convertiblesecurities issued, made or granted pursuant to this resolution,untilthe issuance of such shares in accordance with the terms ofsuch convertible securities

9.          Authorize the Directors, pursuant to Section 161 of              Mgmt              For       *
            theCompanies Act, Chapter50, to allot and issue shares in
            thecapital of the Company to all the holders of options
            granted bythe Company, whether granted during the
            subsistence ofthisauthority or otherwise, under the Ezra
            Employees Share OptionSchemethe Scheme upon the exercise
            of such options and inaccordance with the terms and
            conditions of the Scheme,provided always that the
            aggregate number of additional ordinaryshares to be
            allotted and issued pursuant to the Scheme shallnot exceed
            15% of the issued share capital of the Company fromtime to time

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
FAR EAST CONSORTIUM INTERNATIONAL LTD
--------------------------------------------------------------------------------


SECURITY              G3307Z109             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         35 HK                 MEETING DATE               10/12/2004
ISIN                  KYG3307Z1090          AGENDA                     700591147 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        10/4/2004
COUNTRY               CAYMAN-ISLANDS        VOTE DEADLINE DATE         10/1/2004
SEDOL(S)              6331555

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the agreement (the Agreement) dated 15 JUL               Mgmt            Abstain     *
            2004entered into between FEC Properties Limited, a wholly
            ownedsubsidiary of the Company and Smart ViewEnterprise
            Limited inrespect of the sale of the whole of basement,
            ground to6th floors(excluding theatre premises on portions of ground to 5thfloors),Flat A on 24th Floor and Roof of
            Far East Bank MongkokBuilding, 240-244 Portland Street and
            11 Nelson Street,Mongkok, Kowloon (the Property) by FEC
            Properties Limited toSmart View Enterprise Limited at a
            cash consideration of HKD468,800,000; and authorize the
            Directors of the Company andFEC Properties Limited to
            sign, seal, execute, perfect and deliverall such documents and do allsuch deeds, acts, matters andthings as they may
            in their discretion think fit, necessary ordesirable for
            the purpose of and in connection with theimplementation of the Agreement and to complete the disposal ofthe Property
            in accordance with the terms of the Agreement, withor
            without amendment as the Directors may from time to
            timedeem necessary

2.          Approve to increase the authorized share capital from            Mgmt            Abstain     *
            HKD150,000,000 dividedinto 1,500,000,000 shares of HKD
            0.10 eachto HKD 200,000,000 divided into 2,000,000,000
            shares of HKD0.10 each by the creation of an additional
            500,000,000 shares ofHKD 0.10 each ranking pari passu in
            all respects with theexistingand unissued shares

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
FAR EASTONE TELECOMMUNICATION CO LTD
--------------------------------------------------------------------------------

SECURITY              Y7540C108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         4904 TT               MEETING DATE               5/20/2005
ISIN                  TW0004904008          AGENDA                     700650016 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/21/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/6/2005
SEDOL(S)              6421854, B06P8S2

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.1         Approve the 2004 business operation                              Mgmt              For       *

1.2         Approve the 2004 financial report                                Mgmt              For       *

1.3         Approve the 2004 audited report                                  Mgmt              For       *

1.4         Other presentations                                              Mgmt              For       *

2.1         Ratify the financial reports of FY 2004                          Mgmt            Abstain     *

2.2         Ratify the net profit allocation of FY 2004                      Mgmt            Abstain     *

3.1         Amend a part of the Company Articles                             Mgmt            Abstain     *

3.2         Others                                                           Other             For       *

4.          Elect the two Directors and one Supervisor                       Mgmt              For       *

5.          Extraordinary proposals                                          Other             For       *

            AS PER TRUST ASSOCIATION'S PROXY VOTINGGUIDELINES, EVERY         Non-Voting
            SHAREHOLDER IS ELIGI BLE TO BENOMINATED AS A CANDIDATE AND
            BE ELECTED AS ADIRECTOR OR A SUPERVISO R, REGARDLESS OF
            BEINGRECOMMENDED BY THE COMPANY AND/OR BY OTHERPARTIES. IF
            YOU INTEND TO VOTE FOR A LISTEDCANDIDATE, YOU WILL NEED TO
            CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN
            THECANDIDATE'S NAME AND ID NUMBER. W ITHOUT SUCHSPECIFIC
            INFORMATION, AN ELECTION WOULD BEDEEMED AS A 'NO VOTE'.

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
FAR EASTONE TELECOMMUNICATION CO LTD
--------------------------------------------------------------------------------

SECURITY              Y7540C108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         4904 TT               MEETING DATE               5/20/2005
ISIN                  TW0004904008          AGENDA                     700688142 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/18/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/6/2005
SEDOL(S)              6421854, B06P8S2

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO 219446DUE TO            Non-Voting
            CHANGE IN THE RESOLUTIO NS. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WIL L NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

            AS PER TRUST ASSOCIATION'S PROXY VOTINGGUIDELINES, EVERY         Non-Voting
            SHAREHOLDER IS ELIGI BLE TO BENOMINATED AS A CANDIDATE AND
            BE ELECTED AS ADIRECTOR OR A SUPERVISO R, REGARDLESS OF
            BEINGRECOMMENDED BY THE COMPANY AND/OR BY OTHERPARTIES. IF
            YOU INTEND TO VOTE FOR A LISTEDCANDIDATE, YOU WILL NEED TO
            CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN
            THECANDIDATE'S NAME AND ID NUMBER. W ITHOUT SUCHSPECIFIC
            INFORMATION, AN ELECTION WOULD BEDEEMED AS A 'NO VOTE'.

1.1         Approve the 2004 business operation                              Mgmt              For       *

1.2         Approve the 2004 financial report                                Mgmt              For       *

1.3         Approve the Supervisors reviewed financial reports of FY         Mgmt              For       *
            2004

1.4         Others                                                           Other             For       *

2.1         Ratify the financial reports of FY 2004                          Mgmt              For       *

2.2         Ratify the net profit allocation of FY 2004; Cash Dividend       Mgmt              For       *
            of TWD3.00 per sha re

3.1         Amend a part of the Company Articles                             Mgmt              For       *

3.2         Others                                                           Other             For       *

4.          Elect the two Directors and one Supervisor                       Mgmt              For       *

5.          Extraordinary proposals                                          Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
FONG'S INDUSTRIES CO LTD
--------------------------------------------------------------------------------

SECURITY              G3615C107             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         641 HK                MEETING DATE               5/25/2005
ISIN                  BMG3615C1073          AGENDA                     700695159 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        5/23/2005
COUNTRY               BERMUDA               VOTE DEADLINE DATE         5/13/2005
SEDOL(S)              6347585, B02TKV5

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the audited financial statements and           Mgmt              For       *
            thereports of the Dire ctors and the Auditors of the
            Company for theYE 31 DEC 2004

2.          Declare a final dividend/special dividend                        Mgmt              For       *

3.          Re-elect the Directors and approve to fix a maximum number       Mgmt              For       *
            ofthe Directors

4.          Re-appoint Messer. Deloitte Touche Tohmatsu as the               Mgmt              For       *
            Auditorsand authorize the Directors to fix their
            remuneration

5.          Transact any other business(es)                                  Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
FONG'S INDUSTRIES CO LTD
--------------------------------------------------------------------------------

SECURITY              G3615C107             MEETING TYPE               Special General Meeting
TICKER SYMBOL         641 HK                MEETING DATE               5/25/2005
ISIN                  BMG3615C1073          AGENDA                     700717878 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        5/23/2005
COUNTRY               BERMUDA               VOTE DEADLINE DATE         5/13/2005
SEDOL(S)              6347585, B02TKV5

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Authorize the Directors of the Company to repurchase             Mgmt              For       *
            shares ofthe Company dur ing the relevant period, on The
            StockExchange of Hong Kong Limited the Stock Exchange or
            anyother stock exchange on which the shares of the Company maybe listed and recognized by the Securities and
            FuturesCommission and the Stoc k Exchange for such
            purposes,subject to and in accordance with all applicable
            laws andrequirements of the Rules governing the Listing of
            Securities onthe Stock exchange or of any other stock
            exchange as amendedfrom time to time, n ot exceeding 10%
            of the aggregate nominalamount of the issued share capital
            o f the Company; Authorityexpires the earlier of the
            conclusion of the AGM of the Companyor the expiration of
            the period within which the next AGM of the Company is to
            be held by law

2.          Authorize the Directors of the Company to allot, issue and       Mgmt            Abstain     *
            dealwith additiona l shares in the capital of the Company
            and makeor grant offers, agreements an d options including warrants,bonds, debentures, notes and other securities w
            hich carry rightsto subscribe for or are convertible into
            shares of the Compa ny ;during and after the relevant
            period, not exceeding 20% of theaggregate nominal amount
            of the issued share capital of theCompany otherwise than
            pursu ant to: i) a rights issue; or b) anissue of shares
            upon the exercise of subsc ription rights underany option
            scheme or similar arrangement; or (c) any issu e ofshares
            pursuant to the exercise of rights of subscription
            orconversion u nder the terms of any existing warrants,
            bonds,debentures, notes and other se curities of the
            Company whichcarry rights to subscribe for or are
            convertible into shares of theCompany; or (d) an issue of
            shares pursuant to any scrip dividend or similar
            arrangement; Authority expires the earlier ofthe conclusi
            on of the next AGM of the Company or theexpiration of the
            period within which the next AGM is to be heldby law

3.          Approve that the general mandate granted to the Directors        Mgmt            Abstain     *
            of theCompany to ex ercise the powers of the Company to
            allot, issueand deal with any additional shares of the
            Company pursuant toResolution 2 set out in the notice
            convening this meeting beextended by the addition thereto
            of an amount representing th eaggregate nominal amount of
            the share capital of the Companyrepurchased by the Company under the authority grantedpursuant to Resolution 1 set
            out in th e notice convening thismeeting, provided that
            such extended amount shall not exceed10% of the aggregate
            nominal amount of the share capital of theCompany in issue at the date of passing this resolution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
FORMOSA PLASTICS CORP
--------------------------------------------------------------------------------

SECURITY              Y26095102             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         1301 TT               MEETING DATE               5/23/2005
ISIN                  TW0001301000          AGENDA                     700655167 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/23/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/9/2005
SEDOL(S)              6348544

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the report on 2004 business operations                   Mgmt              For       *

2.          Receive the financial statement for the year 2004 and            Mgmt              For       *
            approvethe distribution of profit and cash dividend of TWD
            3.6 per share

3.          Approve the issuance of new shares; stock dividend: 90           Mgmt              For       *
            for1,000 shares held

4.          Amend the Articles of Incorporation                              Mgmt              For       *

5.          Other issues                                                     Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
FORMOSA PLASTICS CORP
--------------------------------------------------------------------------------

SECURITY              Y26095102             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         1301 TT               MEETING DATE               5/23/2005
ISIN                  TW0001301000          AGENDA                     700712640 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/24/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/9/2005
SEDOL(S)              6348544

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING# 220531         Non-Voting
            DUE TO A CHANGE IN T HE AGENDA. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

1.          Approve the 2004 operation report                                Mgmt              For       *

2.          Approve the 2004 financial report                                Mgmt              For       *

3.          Approve the 2004 earning distribution; cash dividend: TWD        Mgmt              For       *
            3.6per share, stoc k dividend: 90 shares per 1,000 shares
            fromretained earnings subject to 20% w ithholding tax

4.          Approve the capitalization of 2004 dividend                      Mgmt              For       *

5.          Amend the Memorandum and the Articles of Association             Mgmt              For       *
            andothers

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
FOXCONN INTERNATIONAL HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              G36550104             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2038 HK               MEETING DATE               6/8/2005
ISIN                  KYG365501041          AGENDA                     700713185 - Management
CITY                  HARBOUR CITY          HOLDINGS RECON DATE        6/3/2005
COUNTRY               CAYMAN-ISLANDS        VOTE DEADLINE DATE         5/31/2005
SEDOL(S)              B05MBB8, B064BG8, B0695H2

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the audited consolidated financial statements for        Mgmt              For       *
            the YE31 DEC 2004 t ogether with the reports of the
            Directors and theAuditors thereon

2.1         Re-elect Mr. Dai Feng Shuh as a Director and authorize           Mgmt              For       *
            theBoard of Directors of the Company to fix his
            remuneration

2.2         Re-elect Mr. Chang Ban Ja, Jimmy as a Director and               Mgmt              For       *
            authorizethe Board of Dire ctors of the Company to fix his remuneration

2.3         Re-elect Ms. Gou Hsiao ling as a Director and authorize          Mgmt              For       *
            theBoard of Directors of the Company to fix his
            remuneration

2.4         Re-elect Mr. Lee Jin Ming as a Director and authorize the        Mgmt              For       *
            Boardof Directors o f the Company to fix his remuneration

2.5         Re-elect Mr. Lu Fang Ming as a Director and authorize the        Mgmt              For       *
            Boardof Directors o f the Company to fix his remuneration

2.6         Re-elect Mr. Lau Siu Ki as a Director and authorize the          Mgmt              For       *
            Board ofDirectors of the Company to fix his remuneration

2.7         Re-elect Mr. Edward Fredrick Pensel as a Director and            Mgmt              For       *
            authorizethe Board of D irectors of the Company to fix his remuneration

2.8         Re-elect Mr. Mao Yu Lang as a Director and authorize the         Mgmt              For       *
            Boardof Directors of the Company to fix his remuneration

3.          Re-appoint Deloitte Touche Tohmatsu as the Auditors              Mgmt              For       *
            andauthorize the board of Directors of the Company to fix
            hisremuneration

4.          Authorize the Directors of the Company Directors , during        Mgmt              For       *
            therelevant period as specified of all the powers of the
            Company topurchase shares of the Com pany shares , subject to and inaccordance with the applicable laws; the tota l
            nominal amountof shares which may be purchased on The Stock
            Exchange ofHon g Kong Limited or any other stock exchange
            recognized forthis purpose by the Securities and Futures
            Commission of HongKong and The Stock Exchange of Hong Kong
            Limited under the

            Hong Kong Code on share repurchases pursuant to the approval shall not exceed 10% of the total nominal amount of theshare capital of the Company in issue on the date of passing ofthis resolution, and the said approval shall be limited accordingly;Authority expires the earlier of the c onclusion of the next AGM ofthe Company or the expiration of the period withi n which thenext AGM of the Company is required by its memorandum andarticles of association or any applicable laws of the CaymanIslands to be held

5.          Authorize the Directors, during or after the end of the          Mgmt            Abstain     *
            relevantperiod as sp ecified of all the powers of the
            Company to allot,issue and deal with additi onal shares
            and to make or grantoffers, agreements, options and
            warrants whic h would or mightrequire the exercise of such power; the total nominal amount ofadditional shares
            issued, allotted, dealt with or agreedconditionally or u
            nconditionally to be issued, allotted or dealtwith, by the
            Directors pursuant to the approval as specified,otherwise
            than pursuant to: i) a rights issue as specified , or
            (ii)any option scheme or similar arrangement for the time
            b eingadopted for the granting or issuance of shares or
            rights toacquire share s, or (iii) any scrip dividend
            scheme or similararrangement providing for the allotment
            of shares in lieu of thewhole or part of a dividend on
            shares in a ccordance with thearticles of association of
            the Company, shall not exceed th eaggregate of: i) 20% of
            the total nominal amount of the sharecapital of the
            Company in issue on the date of passing of thisresolution;
            plus ii) if the Directors are so authorized

            by aseparate ordinary resolution of the sharehold ers of theCompany the nominal amount of share capital of the Companyrepurch ased by the Company subsequent to the passing of thisresolution up to a maxi mum equivalent to 10% of the totalnominal amount of the share capital of the Company in issue onthe date of passing of this resolution
            , and the said appr ovalshall be limited accordingly;
            Authority expires the earlier of theconcl usion of the next AGM of the Company or the expiration ofthe period within wh ich the next AGM of the Company isrequired by its memorandum and articles of association or anyapplicable laws of the Cayman Islands to be held

6.          Authorize the Directors, subject to the passing of the           Mgmt            Abstain     *
            ResolutionsNumbers 4 a nd 5 as specified, to issue, allot
            and deal with anyadditional shares pursuan t to Resolution
            Number 5 as specifiedbe hereby extended by the addition
            there to of the total nominalamount of shares which may be purchased by the Companyunder the authority granted
            pursuant to Resolution Number 4above, provided t hat such
            amount of shares so purchased shallnot exceed 10% of the
            total nomin al amount of the share capitalof the Company
            in issue on the date of passing of this resolution

7.          Authorize the Directors, during the relevant period as           Mgmt            Abstain     *
            specifiedof all the powers of the Company to allot, issue
            and deal withadditional shares under th e Share Scheme;
            the total nominalamount of additional shares issued,
            allotted or dealt with, by theDirectors pursuant to the
            approval as specified shall n ot exceedthe aggregate of 2%
            of the total nominal amount of the sharecapital of the
            Company in issue on the date of the AGM;Authority expires
            the earlie r of the conclusion of the next AGM ofthe
            Company or the expiration of the pe riod within which
            thenext AGM of the Company is required by its memorandum
            an darticles of association or any applicable laws of the
            CaymanIslands to be h eld

S.8         Amend the existing Articles of Association of the Company        Mgmt              For       *
            in thefollowing man ner: a) by deleting Article 59(b) in
            its entirety andsubstituting with the sp ecified one; b)
            by deleting the specifiedwords Article 95; c) by deleting
            the specified word from the firstsentence in Article 112;
            and d) by deleting the specifiedsentences from Article 115

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
GES INTERNATIONAL LTD
--------------------------------------------------------------------------------

SECURITY              Q4029E100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         GES SP                MEETING DATE               10/22/2004
ISIN                  SG1G43869112          AGENDA                     700593583 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        10/18/2004
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         10/14/2004
SEDOL(S)              6056364, 6141903

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the Directors report and the                   Mgmt              For       *
            auditedaccounts of the Company for the YE 30 JUN 2004
            together withthe Auditors report thereon

2.          Declare a final tax-exempt dividend of 1.5 cents per             Mgmt              For       *
            ordinaryshare for the YE30 JUN 2004

3.          Re-elect Mr. Goh Lik Tuan as a Director, who retires             Mgmt              For       *
            pursuant toArticle 104 of the Company s Articles of
            Association

4.          Re-elect Mr. Lim Kok Hoong as a Director, who retires            Mgmt              For       *
            pursuantto Article 108of the Company s Articles of
            Association

5.          Re-elect Mr. Low Seow Juan as a Director, who retires            Mgmt              For       *
            pursuantto Article 108of the Company s Articles of
            Association

6.          Re-elect Mr. Lee Boon How as a Director, who retires             Mgmt              For       *
            pursuantto Article 108 of the Company s Articles of
            Association

7.          Approve the payment of the Directors fees of SGD 290,000         Mgmt              For       *
            forthe YE 30 JUN 2004

8.          Re-appoint the Ernst & Young as the Company s Auditors           Mgmt              For       *
            andauthorize the Directors to fix their remuneration

*           Transact any other business                                      Non-Voting

9.          Authorize the Directors, pursuant to Section 161 of              Mgmt            Abstain     *
            theCompanies Act, Chapter50 and the Rule 806(2) of the
            listingmanual of the Singapore Exchange Securities Trading
            Limited, toallot and issue shares in the capital of the
            Company,theaggregate number of shares issued not exceeding
            50% of theissued share capital of the Company, of which
            the aggregatenumber of shares to be issued other than on a pro-rata basis tothe existing shareholders of the Company
            doesnot exceed 20%of the issued share capital of the
            Company; Authority expirestheearlier of the conclusion of
            the Company s next AGM or the dateof the next AGM of the
            Company asrequired by law

10.         Authorize the Directors, pursuant to Section 161 of              Mgmt            Abstain     *
            theCompanies Act, Chapter50, to allot and issue shares in
            thecapital of the Company, to all the holders of options
            granted bythe Company, whether granted during the
            subsistence of thisauthority or otherwise, under the GES
            International LimitedEmployeesShare Option Scheme Scheme
            upon the exercise ofsuch options and in accordance with
            the terms and conditions ofthe Scheme; and the aggregate
            number of additional ordinaryshares to be allotted and
            issued pursuant to the Scheme shallnot exceed 15% of the
            issued share capital of the Company;Authority expires the
            earlier of the conclusion of the next AGM orof the period
            within whichthe next AGM is required by law to beheld

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
GES INTERNATIONAL LTD
--------------------------------------------------------------------------------

SECURITY              Q4029E100             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         GES SP                MEETING DATE               10/22/2004
ISIN                  SG1G43869112          AGENDA                     700596387 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        10/18/2004
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         10/14/2004
SEDOL(S)              6056364, 6141903

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
S.1         Amend Articles 2, 8, 19(1), 20(1), 21, 24(1), 24(2), 32,         Mgmt            Abstain     *
            52(2),54(2), 62(1),66, 69, 95(2), 96(1), 110(6), 130, 149,
            151, 155, 158,159, 163, 165, 167, 169, 170, 171 and 172 of
            the Articles ofAssociation of the Company

O.2         Authorize the Directors of the Company, contingent upon          Mgmt              For       *
            thepassing of Resolution S.1, to issue shares in the
            capital of theCompany shares by way of rights, bonus or
            otherwise and/ormake or grant offers, agreements or options collectivelyinstruments that might or would require shares to be issued,including but not limited to the creation and issue of as well asadjustments towarrants, debentures or
            other instrumentsconvertible into shares, at any time and
            upon such terms andconditions and for such purposes and to such personsas theDirectors may in their absolute
            discretion deem fit,notwithstandingthe authority conferred by this resolution mayhave ceased to be in force issue
            shares in pursuance of anyinstrument made or granted by the
            Directors while this resolutionwas in force, provided that the aggregate number of sharesissued pursuant to this
            resolution including shares to be issuedin pursuanceof
            instruments made or granted pursuant to thisresolution not exceeding 50%of the issued share capital of theCompany, of which the aggregate number of shares to be issuedother than on a pro-rata basis to the existing

            shareholdersof theCompany does not exceed 20% of the issued share capital ofthe Companyand the percentage of issued share capital shall becalculated based on the Company s issued share capital at thedate of passing of this resolution afteradjus ting for new sharesarising from the conversion of convertible securitiesor employeeshare options which are outstanding as at the date of passingofthis resolution and any subsequent consolidation or subdivisionof shares andin relation to an instrument, the number of sharesshall be taken to be that number as would have been issued hadthe rights therein been fully exercised oreffected on the date ofthe making or granting of the instrument, in exercising theauthority conferred by this resolution, the Company shall complywith the provisions of the Listing Manual of the SGX-ST for thetime being in forceunless such compliance has been waived bythe
            SGS-ST and the Articles of Association for the time being inforce; Authority expires the earlier of the conclusion of the nextAGM of the Company or the date of the next AGM of theCompany as required by law

O.3         Authorize the Directors of the Company, contingent upon          Mgmt              For       *
            thepassing of Resolution S.1 and for the purposes of
            Sections 76Cand 76E of the Companies Act, Chapter 50 of
            Singapore theConipantes Act , to purchase or otherwise
            acquire issuedordinary shares of SGD 0.20 each fully paid
            in the capital of theCompanythe shares , not exceeding in
            aggregate the maximumlimit as hereinafter defined , at
            such price or prices as may bedetermined by the Directors
            from time to time up to the maximumprice as hereinafter
            defined , by way of market purchases on theSingapore
            Exchange Securities Trading Limited SGX-ST oranyother
            stock exchange on which the shares may for the timebeing
            be listed andquoted other exchange , and/or
            off-marketpurchases effected otherwise than on the SGX-ST
            in accordancewith any equal access scheme(s) shall satisfy all the conditionsprescribed by the Companies Act, and
            otherwise than inaccordance with all other laws and
            regulations and the rules ofthe SGX-ST or, as the case may be, other exchange as may forthe time being be applicable;
            Authorityexpires the earlier of thedate

            of the next AGM of the Company or the date ofthe AGM as required by law

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
GS HOLDINGS CORP
--------------------------------------------------------------------------------

SECURITY              Y2901P103             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         078930 KS             MEETING DATE               3/25/2005
ISIN                  KR7078930005          AGENDA                     700640130 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         3/14/2005
SEDOL(S)              B01RJV3

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the balance sheet, income statement and statement        Mgmt              For       *
            ofappropriation of unappropriated retained earnings

2.          Approve the partial amendment to the Articles of                 Mgmt              For       *
            Incorporation

3.          Approve the limit of remuneration for Directors                  Mgmt              For       *

4.          Approve the Retirement Benefit Plan for Directors                Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HANG SENG BANK LTD
--------------------------------------------------------------------------------

SECURITY              Y30327103             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         11 HK                 MEETING DATE               4/21/2005
ISIN                  HK0011000095          AGENDA                     700653288 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        3/16/2005
COUNTRY               HONG KONG             VOTE DEADLINE DATE         4/8/2005
SEDOL(S)              5687118, 6408374

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the statement of accounts and the reports of             Mgmt              For       *
            theDirectors and the Aud itors for the YE 31 DEC 2004

2.a         Elect Mr. John C.C. Chan as a Director                           Mgmt              For       *

2.b         Elect Dr. Y.T. Cheng as a Director                               Mgmt              For       *

2.c         Elect Dr. Vincent H.S. Lo as a Director                          Mgmt              For       *

2.d         Elect Dr. Marvin K.T. Cheung as a Director                       Mgmt              For       *

2.e         Elect Mr. Joseph C.Y. Poon as a Director                         Mgmt              For       *

3.          Approve to fix the remuneration of the Directors and             Mgmt              For       *
            Members ofAudit Committe e

4.          Re-appoint the Auditors and authorize the Directors to fix       Mgmt              For       *
            theirremuneration

S.5         Amend the Articles of Association of the Bank to bring it        Mgmt              For       *
            in linewith, among others, various provisions in the
            Securities andFutures Ordinance, the Compan ies Amendment
            Ordinance2003, the amendments to appendix 3 of the rules
            gove rning thelisting of securities on the Stock Exchange
            of Hong Kong LimitedLi sting Rules and the code on
            Corporate governance practicescontained in appen dix 14 of the listing rules

6.          Approve to grant a general mandate to the Directors              Mgmt              For       *
            torepurchase shares not e xceeding 10% of the issued
            sharecapital of the Bank as at the date of passing such
            resolution

7.          Approve to grant a general mandate to the Directors to           Mgmt              For       *
            issue anddeal with add itional shares which shall not in
            aggregate exceed,except in certain specific circumstances
            such as pursuant to aright issue or any script dividend
            scheme , 20% or 5% where theshares are to be allotted
            wholly for cash of the issue d sharecapital of the Bank as at the date of passing such resolution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HANJIN SHIPPING CO LTD
--------------------------------------------------------------------------------

SECURITY              Y3053K108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         000700 KS             MEETING DATE               3/18/2005
ISIN                  KR7000700005          AGENDA                     700649657 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         3/7/2005
SEDOL(S)              6497071

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the financial statements - expected cash dividend        Mgmt              For       *
            KRW1,000 per share

2.          Approve the limit of remuneration for the Directors              Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HINDALCO INDUSTRIES LTD
--------------------------------------------------------------------------------

SECURITY              Y3196V169             MEETING TYPE               Court Meeting
TICKER SYMBOL         HNDL IN               MEETING DATE               11/16/2004
ISIN                  INE038A01012          AGENDA                     700606188 - Management
CITY                  MUMBAI                HOLDINGS RECON DATE        11/12/2004
COUNTRY               INDIA                 VOTE DEADLINE DATE         11/1/2004
SEDOL(S)              6100142

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the Scheme of Arrangement between the                    Mgmt              For       *
            IndianAluminium Company Limitedthe Demerged Company and
            theHindalco Industries Limited the Applicant Company and
            theirrespective shareholders and the creditors the Scheme

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HON HAI PRECISION INDUSTRY CO LTD
--------------------------------------------------------------------------------

SECURITY              Y36861105             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2317 TT               MEETING DATE               6/14/2005
ISIN                  TW0002317005          AGENDA                     700676591 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        4/15/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/31/2005
SEDOL(S)              6438564, B03W240

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.1         Approve the report on business operating results for 2004        Mgmt              For       *

1.2         Approve to rectify the financial statements of 2004 by           Mgmt              For       *
            theCompany Supervisors

1.3         Approve the report on the status of investment in Mainland       Mgmt              For       *
            China

1.4         Approve the other reports                                        Mgmt              For       *

2.1         Approve the financial statements of 2004                         Mgmt              For       *

2.2         Approve the distribution of profits of 2004                      Mgmt              For       *

2.3         Approve the discussion on issuing new shares from                Mgmt              For       *
            distributionof profits

2.4         Approve the discussion on issuing rights shares for GDR          Mgmt              For       *

2.5         Amend the Articles of Incorporation                              Mgmt              For       *

2.6         Other proposals and extraordinary motions                        Other           Abstain     *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HON HAI PRECISION INDUSTRY CO LTD
--------------------------------------------------------------------------------

SECURITY              Y36861105             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2317 TT               MEETING DATE               6/14/2005
ISIN                  TW0002317005          AGENDA                     700712765 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        4/14/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/31/2005
SEDOL(S)              6438564, B03W240

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 224844        Non-Voting
            DUE TO ADDITIONAL R ESOLUTION . ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

A.1         Approve the 2004 business operations                             Mgmt              For       *

A.2         Approve the 2004 audited reports                                 Mgmt              For       *

A.3         Approve the status of joint-venture in People's Republic         Mgmt              For       *
            of China

A.4         Other presentations                                              Other             For       *

B.1.1       Approve the financial statements of 2004                         Mgmt              For       *

B.1.2       Approve the distribution of profits of 2004; cash dividend       Mgmt              For       *
            TWD2.5 per share

B.1.3       Approve the discussion on issuing new shares from                Mgmt            Abstain     *
            distributionof profits; sto ck dividend 200 for 1,000
            shares held

B.1.4       Approve the capital injection by issuing Global                  Mgmt            Abstain     *
            DepositoryReceipt

B.1.5       Amend the Articles of Incorporation                              Mgmt              For       *

B.1.6       Approve to revise the trading procedures of derivative           Mgmt            Abstain     *
            products

B.1.7       Other issues and extraordinary motions                           Other           Abstain     *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HONG KONG EXCHANGES AND CLEARING LTD
--------------------------------------------------------------------------------

SECURITY              Y3506N105             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         388 HK                MEETING DATE               4/12/2005
ISIN                  HK0388009489          AGENDA                     700658959 - Management
CITY                  HONGKONG              HOLDINGS RECON DATE        4/6/2005
COUNTRY               HONG KONG             VOTE DEADLINE DATE         3/30/2005
SEDOL(S)              4062493, 6267359

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and approve the audited accounts for the YE 31           Mgmt              For       *
            DEC2004 together with the reports of the Directors and the
            Auditorsthereon

2.          Declare a final dividend                                         Mgmt              For       *

3.I         Elect Dr. Bill C.P. Kwok as the Director                         Mgmt              For       *

3.II        Elect Mr. Vincent K.H. Lee as a Director                         Mgmt              For       *

4.          Re-appoint the Auditors and authorize the Directors to fix       Mgmt              For       *
            theirremuneration

                                                                             Mgmt            Abstain     *
5.          Authorize the Directors of the Company, to repurchase
            shares ofthe Company du ring the relevant period, on The
            StockExchange of Hong Kong Limited or any ot her stock
            exchangeon which the shares of the Company have been or
            may be list edand recognized by the Securities and Futures
            Commission andthe Stock Excha nge for this purpose under
            the Hong Kong Codeon share repurchases for such pu rposes, subject to and inaccordance with all applicable laws
            and/or requireme nts of theRules Governing the Listing of
            Securities on the Stock Exchangeor of any stock exchange
            as amended from time to time, notexceeding 10% of the a
            ggregate nominal amount of the issuedshare capital of the
            Company; Authority expires the earlier of theconclusion of the AGM of the Company or the expira tion of theperiod
            within which the next AGM of the Company is to be heldby l aw

6.          Approve that a remuneration of HKD 240,000 be paid to each       Mgmt              For       *
            ofthe Non-Executiv e Directors of HKEx at the conclusion
            of thenext AGM of HKEx for the period f rom the conclusion of thismeeting to the conclusion of the next AGM of HKEx,
            providedthat such remuneration be paid in proportion to
            the period ofservice in the case if a Director who has not served the entireperiod

7.          Approve, conditional upon the passing of Resolution 8 and        Mgmt              For       *
            theapproval of the Securities and Futures Commission to
            theproposed amendments to the Articles o f Association
            referred totherein, the terms of office of the following
            Direct ors be fixed asfollows: a) the terms of office of
            Messrs Dannis J.H. Lee and Mr.David M. Webb shall continue uninterrupted and expire at theconclusion of the AGM of
            the Company in 2006; b) the terms ofoffice of Messrs John
            E. Stri ckland and Oscar S.H. Wong shallcontinue
            uninterrupted and expire at the conc lusion of the AGMof
            the Company to in 2007

S.8         Amend, subject to the written approval of the Securities         Mgmt              For       *
            andFutures Commissio n pursuant to Section 67 of the
            Securitiesand Futures Ordinance by: a) adding some words
            in Article 2 ofthe Articles of Association of HKEx; b)
            deleting A rticle 63 of theArticles of Association of HKEx and replace it with a new Art icle;c) deleting the Article
            90 of the Articles of Association entirelyand r eplacing
            with a new one; d) deleting Article 92 of theArticles of
            Association entirely and replacing it with a new
            Article;e) deleting Article 93 of the A rticles of
            Association of HKExentirely and replacing it with a new
            Article; f ) deleting Article99(1) of the Articles of
            Association of HKEx entirely and replacing it with a new
            Article

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HOPEWELL HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              Y37129148             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         54 HK                 MEETING DATE               9/6/2004
ISIN                  HK0054007841          AGENDA                     700584510 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        8/26/2004
COUNTRY               HONG KONG             VOTE DEADLINE DATE         8/27/2004
SEDOL(S)              5816956, 6140290

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve: a) the conditional agreement dated 14 JUL               Mgmt            Abstain     *
            2004entered between Hopewell Guangzhou-Zhuhai
            SuperhighwayDevelopment Limited HHI West HK Co and
            GuangdongProvincial Highway Construction Company Limited
            West RoutePRC Partnerin relation to amendments of the
            Sino-foreign Co-operative joint venture contract dated 05
            JAN 2004 betweenthem the JV Contract and the conditional
            agreement dated 14JUL 2004 entered into between HHI West
            HK Co and WestRoute PRCPartner in relation to amendments
            of the Articles ofAssociation the JV Articles of Guangdong
            Guangzhou-ZhuhaiWest Superhighway Company Limited West
            Route JV theAmending Agreements and all transactions
            contemplatedthereby; and b) the entering into of all such
            transactions,agreements and arrangementsincluding without
            limitation, withWest Route PRC Partner and Guangdong
            ProvincialCommunication Group Company Limited and their
            respectivesubsidiaries and associated Companies and with
            otherconnected persons of the Company , and signing,
            sealing,execution, perfection, performance and delivery of all suchdocuments by West Route JV, Hopewell Highway
            InfrastructureLimited HHI or any subsidiary or jointly
            controlled entity of HHIas the Directors of HHI may deem
            necessary to give effect to theAmending Agreements or for
            the implementation of alltransactions contemplated
            thereunder, including but not limitedto:1 ) amending the
            terms of the Amending Agreements, the JVContract and the
            JVArticles as required by relevant authorities inthe
            People s Republic of ChinaPRC Authorities or for
            thepurposes of obtaining the approval of PRC Authorities
            or tocomply with all applicable laws, rules and
            regulations; 2) enteringinto any transactions pursuant to, for the purposes ofimplementing or in connection with the
            Amending Agreements orthe phase of the JV Contract in
            relation to the AmendingAgreements Phase II West ; and 3)
            entering into anytransactions or arrangements or dealing
            with any mattersrelated, ancillary or incidental to: i)
            the investment in or theplanning, design, construction,
            management or operation ofPhase II West; or ii) any
            properties, facilities, developments orinvestments under
            or in connection with Phase II West or whichmay becarried
            out, implemented or invested in by West Route JVin
            connection with Phase II West
2.          Approve: a) the entering into by West Route JV,                  Mgmt            Abstain     *
            HopewellHighway Infrastructure Limited HHI or any
            subsidiary or jointlycontrolled entity of HHI of any
            agreements the Phase IIIAgreements with Guangdong
            Provincial Highway ConstructionCompany Limited West Route
            PRC Partner in connection withthe investment in and the
            planning, design, construction andoperation of a proposed
            Zhongshan to Zhuhai section Phase IIIWest, the detailed
            route and alignment of which to be determined

            by the Directors of HHI of a proposed network of dual three lanetoll-expressways linking Guangzhou, Zhongshan and
            Zhuhaithrough Guangdong Guangzhou-Zhuhai West
            SuperhighwayCompany Limited West Route JV , as may be approved by theDirectors of HHI, including but not limited to the furtheramendment of the joint venture contract and the Articles ofAssociation inrespect of West Route JV for the above purposes,provided that: 1) the total amount of investment for Phase IIIWest as stated in the Phase III
            Agreements does not exceedRMB 4,000,000,000 excluding loan interest incurred duringtheconstruction period and future adjustments of governmentcharges and fees ifany and any additional registered capital inWest Route JV required to be contributed by HHI and itssubsidiaries under the Phase
            III Agreements does notexceedRMB 700,000,000 with the balance of the total amount ofinvestment to b e borrowed by West Route JV from banks; 2) theconcession period for Phase
            IIIWest shall be 30 years or suchshorter period as may be approved by the relevant authorities ofthe People s
            Republic of China

            and acceptable to the Directorsof HHI; 3) upon expiry of the concession period for Phase IIIWest, all fixed assets in relation to Phase III West will betransferred to the relevant authority in the People s Republic ofChina at nil consideration and West RouteJV will be dissolved,with any assets remaining after satisfaction of outstandingliabilities to be distributed to West Route PRC
            Partner andHopewell Guangzhou-Zhuhai Superhighway
            DevelopmentLimited HHI West HK Co. in equal share; 4) any amendmentsto the Sino-foreign co-operative joint venture contract dated 05JAN 2004 between HHI West HK Co. and West
            Route PRCPartner as amendedfrom time to time or the Articles ofAssociation of West Route JV to reflectsuch terms will onlybecome effective upon approval of the amending agreements inrelation thereto by the relevant authorities in the People sRepublic ofChina; and 5) the contribution of equity and thesharing of distributable profits from the operation of West RouteJV between the joint venture partners ofWest Route JV is on a50:50 basis;
            b) the doing of all such things, entering into all suchtransactions, agreements and arrangements including withoutlimita tion, with West Route PRC Partner and GuangdongProvincial Communication Group Company Limited and theirrespective subsidiaries and associated Companiesand with otherconnected persons of the Company , and signing, sealing,execution, perfection, performance and delivery of all suchdocuments by West RouteJV, HHI or any subsidiary or jointlycontrolled entity of HHI as the Directorsof HHI may considernecessary or desirable or expedient to give effect to thePhase IIIAgreements or for the implementation of all transactionscontemplated thereunder, including but not limited to: 1) enteringinto any transactionspursuant to, for the purposes ofimplementing or in connection with any Sino-foreign Co-operative Joint Venture Contract in relation to Phase III Westasmay be amended from time to time ;

            and 2) entering into anytransactions or arrangements or dealing with any mattersrelated, ancillary or incidental to: 1) the investment in or theplanning, design, construction, management or operation ofPhase III West; or
            ii) any properties, facilities, developments orinvestments under or in connection with Phase III West or whichmay be carried out, implemented or invested in by West RouteJV in connection with Phase III West; and c) that if no Phase
            IIIAgreement is entered into on or before the datewhich is one yearafter the date on which this resolution is passed thenthisresolution shall be automatically revoked

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HOPEWELL HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              Y37129148             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         54 HK                 MEETING DATE               10/18/2004
ISIN                  HK0054007841          AGENDA                     700593456 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        10/8/2004
COUNTRY               HONG KONG             VOTE DEADLINE DATE         10/6/2004
SEDOL(S)              5816956, 6140290

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and approve the audited financial statements and         Mgmt              For       *
            thereports of the Directors and the Auditors for the YE 30
            JUN 2004

2.          Declare a final dividend                                         Mgmt              For       *

3.          Re-elect the Directors and fix the Directors fees                Mgmt              For       *

4.          Re-appoint the Auditors and authorize the Directors to fix       Mgmt              For       *
            theirremuneration

5.1         Authorize the Directors to repurchase ordinary shares of         Mgmt              For       *
            theCompany during the relevant period, on The Stock
            Exchange ofHong Kong Limited the Stock Exchange or any
            other stockexchange on which the shares of the Company may be listedand recognized by the Securities and Futures
            Commission ofHong Kong Codeand the Stock Exchange for this purposes,subject to and in accordance with all applicable
            laws andrequirements of the Rules Governing the Listing of
            Securities onthe Stock Exchange or of any other stock
            exchange as amendedfrom time to time, not exceeding 10% of the aggregate nominalamount of the issued share capital of the Company; Authorityexpires the earlier of the
            conclusion ofthe next AGM of theCompany or the expiration
            of the period within which thenextAGM of the Company is to be held by law

5.2         Authorize the Directors to allot, issue and deal with            Mgmt              For       *
            additionalshares of theCompany and make or grant offers,
            agreements oroptions including warrants,bonds, debentures, notes and othersecurities which carry rights to
            subscribefor or are convertibleinto shares of the Company
            during and after the relevant period,not exceeding 20% of
            the aggregate nominal amount of theissued share capital of the Company, otherwise than pursuant toany scrip dividend
            pursuant to the Articles of Association of theCompany or
            rights issue or the exercise of subscription orconversion
            rights under any warrants, bonds, debentures, notesand
            other securities issued by the Company or the exercise
            ofany share option scheme ; Authority expires the earlier
            of theconclusion of the nextAGM of the Company or the
            expiration ofthe period within which the next AGMis to be
            held by law

5.3         Approve to extend the general mandate granted to the             Mgmt            Abstain     *
            Directorsto allot sharespursuant to Resolution 5.2, by an
            amountrepresenting the aggregate nominal amount of the
            share capitalof the Company repurchased pursuant to
            Resolution 5.1,provided that such extended amount does not exceed 10% ofthe aggregate nominal amount of the issued
            share capital of theCompany at the date of passingthis
            resolution

S.6         Adopt the new Articles of Association of the Company             Mgmt              For       *
            insubstitution for and to the exclusion of all the
            existing Articles ofAssociation of the Company

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HSBC HOLDINGS PLC
--------------------------------------------------------------------------------

SECURITY              G4634U169             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         HSBA LN               MEETING DATE               5/27/2005
ISIN                  GB0005405286          AGENDA                     700681530 - Management
CITY                  LONDON                HOLDINGS RECON DATE        5/25/2005
COUNTRY               UNITED KINGDOM        VOTE DEADLINE DATE         5/12/2005
SEDOL(S)              0540528, 0560582, 2367543, 4097279, 5722592, 6153221, 6158163, 6165464, B00JZT0

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and consider the annual accounts and the reports         Mgmt              For       *
            of theDirectors and the Auditors for the YE 31 DEC 2004

2.a         Re-elect Sir John Bond as a Director                             Mgmt              For       *

2.b         Re-elect Mr. Mr. R.K.F. Chlien as a Director                     Mgmt              For       *

2.c         Re-elect Mr. J.D. Coombe as a Director                           Mgmt              For       *

2.d         Re-elect The Baroness Dunn as a Director                         Mgmt              For       *

2.e         Re-elect Mr. D.J. Flint as a Director                            Mgmt              For       *

2.f         Re-elect Mr. J.W.J. Hughes-Hallett as a Director                 Mgmt              For       *

2.g         Re-elect Sir Brian Moffat as a Director                          Mgmt              For       *

2.h         Re-elect S.W. Newton as a Director                               Mgmt              For       *

2.i         Re-elect Mr. H. Sohmen as a Director                             Mgmt              For       *

3.          Re-appoint KPMG Audit Plc as the Auditor at remuneration         Mgmt              For       *
            to bedetermined by t he Group Audit Committee

4.          Approve the Directors' remuneration report for the YE 31         Mgmt              For       *
            DEC2004

5.          Authorize the Directors to allot shares                          Mgmt            Abstain     *

S.6         Approve to disapply pre-emption rights                           Mgmt            Abstain     *

7.          Authorize the Company to purchase its own ordinary shares        Mgmt              For       *

8.          Amend the HSBC Holdings Savings-Related Share Option Plan        Mgmt            Abstain     *

9.          Amend the HSBC Holdings Savings-Related Share Option             Mgmt            Abstain     *
            Plan:International

10.         Approve the HSBC US Employee Stock Plan US Sub-Plan              Mgmt            Abstain     *

11.         Approve the HSBC Share Plan                                      Mgmt            Abstain     *

S.12        Amend the Articles of Association                                Mgmt            Abstain     *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HUTCHISON WHAMPOA LTD
--------------------------------------------------------------------------------

SECURITY              Y38024108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         13 HK                 MEETING DATE               5/19/2005
ISIN                  HK0013000119          AGENDA                     700704819 - Management
CITY                  KOWLOON               HOLDINGS RECON DATE        5/12/2005
COUNTRY               HONG KONG             VOTE DEADLINE DATE         5/6/2005
SEDOL(S)              5324910, 6448035, 6448068, B01DJQ6

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and approve the statement of audited accounts and        Mgmt              For       *
            thereports of the D irectors and the Auditors for the YE
            31 DEC2004

2.          Declare a final dividend                                         Mgmt              For       *

3.1         Elect Mr. Li Tzar Kuoi, Victor as a Director                     Mgmt              For       *

3.2         Elect Mr. Kin-Ning, Canning as a Director                        Mgmt              For       *

3.3         Elect Mr. Kam Hing Lam as a Director                             Mgmt              For       *

3.4         Elect Mr. Holger Kluge as a Director                             Mgmt              For       *

3.5         Elect Mr. Wong Chung Hin as a Director                           Mgmt              For       *

4.          Appoint the Auditors and authorize the Directors to fix          Mgmt              For       *
            theirremuneration

5.1         Authorize the Director to issue and dispose of an                Mgmt              For       *
            additionalordinary shares o f the Company not exceeding
            20% of theexisting issued ordinary share capital of the
            Company

5.2         Authorize the Director of the Company, during the                Mgmt              For       *
            relevantperiod, to repurcha se ordinary shares of HKD 0.25 each in thecapital of the Company in accordanc e with all
            applicable lawsand the requirements of the Rules Governing the Lis ting ofSecurities on The Stock Exchange of Hong
            Kong Limited or ofany other stock exchange, not exceeding
            10% of the aggregatenominal amount of the ordin ary share
            capital of the Company inissue at the date of this
            resolution; Aut hority expires at theconclusion of the
            next AGM of the Company or the expirat ion ofthe period
            within which the next AGM of the Company is requiredby Law to be held

5.3         Approve the Directors, to issue and dispose of                   Mgmt              For       *
            additionalordinary shares, pur suant to Ordinary
            Resolution No.1, to add ofan amount representing the
            aggreg ate nominal amount of theordinary share capital of
            the Company repurchased by theCompany under the authority
            granted pursuant to OrdinaryResolution No.2, provided that such amount shall not exceed10% of the aggregate nominal
            amoun t of the issued ordinaryshare capital of the Company at the date of this reso lution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HUTCHISON WHAMPOA LTD
--------------------------------------------------------------------------------

SECURITY              Y38024108             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         13 HK                 MEETING DATE               5/19/2005
ISIN                  HK0013000119          AGENDA                     700704833 - Management
CITY                  KOWLOON               HOLDINGS RECON DATE        5/12/2005
COUNTRY               HONG KONG             VOTE DEADLINE DATE         5/6/2005
SEDOL(S)              5324910, 6448035, 6448068, B01DJQ6


                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve, with effect from the conclusion of the meeting at       Mgmt              For       *
            whichthis resoluti on is passed, the rules of the Share
            Option Schemeof Hutchison Telecommunicat ions
            International Limited asubsidiary of the Company whose
            securities are l isted on theMain Board of The Stock
            Exchange of Hong Kong Limited andNew Yor k Stock Exchange,
            Incorporation HTIL Share OptionScheme and authorize the
            Directors of the Company, actingtogether, individually or
            by Committee, to ap prove anyamendments to the rules of
            the HTIL Share Option Scheme asmay be ac ceptable or not
            objected to by The Stock Exchange ofHong Kong Limited, and to take all such steps as may benecessary, desirable or
            expedient to carry into effect the HTILShare Option Scheme subject to and in accordance with the terms thereof with
            effect from the conclusion of the meeting atwhich this
            resolu tion is passed

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HYFLUX LTD
--------------------------------------------------------------------------------

SECURITY              Y3817K105             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         HYF SP                MEETING DATE               4/8/2005
ISIN                  SG1J47889782          AGENDA                     700672048 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        4/6/2005
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         3/30/2005
SEDOL(S)              6320058


                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Ratify and approve: a) the execution of the Share                Mgmt            Abstain     *
            SubscriptionAgreement dated 23 NOV 2004 and the side
            letter dated 02MAR 2005 Share Subscription Agreeme nt for
            the subscriptionby Istithmar PJSC Istithmar of 23,722,595
            new ordin ary sharesof SGD 0.05 each Subscription Shares
            in the capital of theCompan y at a cash subscription price of SGD 1.50 perSubscription Share; b) the subm ission of
            the Additional ListingApplication for the listing and
            quotation of the SubscriptionShares; and c) the Directors
            of the Company be authorized to: i)allot and issue the
            Subscription Shares, credited as fully paid-up,free f rom
            all liens, charges and other encumbrances andranking pan
            passu in all res pects with the then existing
            ordinaryshares of SGD 0.05 each in the capital o f the
            Company shares, in favour of Istithmar or its wholly-owned subsidiary who is notin competition with the Company, as
            Istithmar may direct; and ii) take all steps and exercise
            such discretion and sign such letters,agreements, or
            documents for and on behalf of the Company asthe Directors may from time

            t o time deem fit, advisable ornecessary for the purposes of or in connection a s the specifiedmatter

2.          Ratify and approve: a) the execution of the Warrant              Mgmt            Abstain     *
            SubscriptionAgreement dat ed 23 NOV 2004 and the side
            letter dated 02MAR 2005 Warrant Subscription Agr eement
            for thesubscription by Istithmar of 42,361,777 Warrants
            Warrants , subject to such adjustments as set out in the
            Warrant instrument,at an issue p rice of SGD 1.00, each
            Warrant carrying the right tosubscribe for one share
            Warrant Shares at the exercise priceduring the exercise
            period; b) the submi ssion of the AdditionalListing
            Application for the listing and quotation of t he
            WarrantShares referred to Paragraphs (c) (iii) and (c)
            (iv); c) authorizethe Directors to: i) issue the Warrants
            to Istithmar or its wholly-subsidiary who is not in
            competition with the Company, asIstithmar may direct, at
            such p rice and terms and conditions ascontained in the
            Warrant Subscription Agreeme nt and theWarrant instrument
            constituting the Warrants to be executed bythe Company;
            ii) issue such further Warrants as may be requiredor
            permitted to be issued in accordance with the terms
            andconditions of the Warrants any such further warrants to rank paripassu with the Warrants and for all purposes to
            form part of thesame series, save as may otherwise be
            provided in the terms and conditions of the Warrants ;
            iii) allot and issue the appropriatenumber of Warrant
            Shares on the exercise of the Warrants,credited as fully
            paid, subje ct to and otherwise in accordancewith the
            terms and conditions of the Warrant s, without
            firstoffering such Warrant Shares to the existing
            shareholders of theCompany pursuant to Article 5(A) of the
            Articles of Association of the Com pany, such new shares
            when issued and paid to rankpari passu all respects w ith
            the then existing Shares save asmay be otherwise be
            provided in the term s and conditions of theWarrants save
            for any dividends, rights, allotments o r
            otherdistributions, the record date for which is on or
            after the relevante xercise date; iv) on the same basis as
            Paragraph iii), allot andissue such further new shares as
            may be required to be allottedand issue on the exercise o
            f any the Warrants referred to inParagraph ii); and v)
            take such steps, make such amendmentsto the terms of the
            Warrants and exercise such discretion as t heDirectors may in their absolute discretion deem fit, advisable
            ornecessary in connection with all or any of the matters
            asspecified

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HYFLUX LTD
--------------------------------------------------------------------------------

SECURITY              Y3817K105             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         HYF SP                MEETING DATE               4/28/2005
ISIN                  SG1J47889782          AGENDA                     700697292 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        4/26/2005
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         4/19/2005
SEDOL(S)              6320058, B021XD4

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the Directors' report and the audited          Mgmt              For       *
            accountsof the Compan y for the YE 31 DEC 2004 together
            with theAuditors' report thereon

2.          Declare a first and final dividend of 1.27 cents per             Mgmt              For       *
            ordinary sharetax exemp t for the YE 31 DEC 2004

3.          Re-elect Mr. Teo Kiang Kok as a Director, who retires            Mgmt              For       *
            underArticle 89 pursuan t to the Company's Articles of
            Association

4.          Re-elect Mr. Christopher Murugasu as a Director, who             Mgmt              For       *
            retiresunder Article 88 pursuant to the Company's Articles
            ofAssociation

5.          Approve the payment of the Directors' fees of SGD 235,000        Mgmt              For       *
            forthe YE 31 DEC 20 04

6.          Re-appoint Messrs. Ernst & Young as the Company's                Mgmt              For       *
            Auditorsand authorize the D irectors to fix their
            remuneration

            Transact any other business                                      Non-Voting

7.          Authorize the Directors, pursuant to Section 161 of              Mgmt              For       *
            theCompanies Act, Chapter 50 and Rule 806 of the Listing
            Manualof the Singapore Exchange Securities Tr ading
            Limited, to allotand issue shares and convertible
            securities in the cap ital of theCompany at any time and
            upon such terms and conditions andfor suc h purposes as
            the Directors may, in their absolutediscretion, deem fit
            provid ed that the aggregate number ofshares including
            shares to be issued in accor dance with theterms of
            convertible securities issued, made or granted pursuan tto this resolution to be allotted and issued does not exceed
            50%of the iss ued share capital of the Company, of which
            theaggregate number of shares and convertible securities
            to beissued other than on a pro-rata basis to all shar
            eholders of theCompany does not exceed 20% of the issued
            share capital ofthe Company; Authority expires the earlier of the conclusion of

            the next AGM of the Company or the date of the next AGM of theCompany as required by law or i n the case of shares to beissued in accordance with the terms of convertible securitiesissued, made or granted pursuant to this resolution, until the issuance of such shares in accordance with the terms of suchconvertible securitie s

8.          Authorize the Directors, pursuant to Section 161 of              Mgmt              For       *
            theCompanies Act, Chapter 50, to allot and issue shares in thecapital of the Company to all the holder s of the
            options grantedby the Company, whether granted during the
            subsistenc e of thisauthority or otherwise, under the
            Hyflux Employees' ShareOption Sch eme 'the Scheme' upon
            the exercise of suchoptions and in accordance with th e
            terms and conditions of theScheme, provided always that
            the aggregate numbe r ofadditional ordinary shares to be
            allotted and issued pursuant tothe Sche me does not exceed
            15% of the issued share capital ofthe Company from time to time

9.          Grant the option pursuant to the Hyflux Employees' Share         Mgmt              For       *
            OptionScheme of up t o 3,000,000 ordinary shares of SGD
            0.05 each inthe share capital of the Compa ny 'shares' to
            Ms. Olivia LumOoi Lin, a controlling shareholder, at a
            subsc ription price equalto the average of the last dealt
            prices of the Company's s haresfor the five consecutive
            trading days prior to the date of thegrant, su ch options
            being exercisable for a period commencingafter the first
            anniversa ry and ending after the fifth anniversaryof the
            date of grant of such options as follows: I) 20% of
            theoptions for up to 600,000 shares may be exercised
            after 1 yearof the date of the grant, II) 20% of the
            options for up to 600,000shares may be exercised after 2
            years of the date of the grant,III) 20% of t he options
            for up to 600,000 shares may beexercised after 3 years of
            the date of the grant, IV) 20% of theoptions for up to
            600,000 shares may be exercise d after 4 yearsof the date
            of the grant, V) 20% of the options for up to 600,
            000shares may be exercised after 5 years of the date of
            the grant,and to all ot and issue upon the exercise

            of any such optionsnotwithstanding that the e xercise thereof or such allotment andissue may occur after the conclusion of the next or any ensuingAGM of the Company

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
HYUNDAI MTR CO
--------------------------------------------------------------------------------

SECURITY              Y38472109             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         005380 KS             MEETING DATE               3/4/2005
ISIN                  KR7005380001          AGENDA                     700640952 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/18/2005
SEDOL(S)              6451055

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the balance sheet, income statement and statement        Mgmt              For       *
            ofappropriation of unappropriated retained earnings

2.          Elect the Directors                                              Mgmt              For       *

3.          Elect the Member of Auditors' Committee                          Mgmt              For       *

4.          Approve the limit of remuneration for Directors                  Mgmt              For       *

5.          Approve the partial amendment to the Articles of                 Mgmt              For       *
            Incorporation

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
INFOSYS TECHNOLOGIES LTD
--------------------------------------------------------------------------------

SECURITY              Y4082C133             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         INFO IN               MEETING DATE               12/18/2004
ISIN                  INE009A01021          AGENDA                     700612408 - Management
CITY                  BANGALORE             HOLDINGS RECON DATE        12/16/2004
COUNTRY               INDIA                 VOTE DEADLINE DATE         12/6/2004
SEDOL(S)              2723383, 6099574, 6205122

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
S.1         Authorize the Board of Directors on behalf of the                Mgmt              For       *
            Company,subject to the approval, consent, permission and
            sanction of theForeign Investment Promotion Board,
            Government of India,Reserve Bank of India, Ministry of
            Finance, Department ofCompany Affairs, Securities and
            Exchange Board of India andany other appropriate
            authorities, institution or regulators as maybe necessary
            and subject to such conditions as may beprescribed by any
            of them in granting any suchapproval,consent, permission
            or sanction and in accordance withRegulation 4Bof the FEMA
            Notification No. 41/2001 dated 02MAR 2001 and the
            Operative Guidelines for Disinvestment ofshares by the
            Indian Companies in the overseas market throughissue of
            ADRs/GDRs as notified by the Government of India,Ministry
            of Finance vide Notification No. 15/23/99 NRI dated 29JUL
            2002 and published in the Reserve Bank of India
            asspecified, to sponsor the issue of AmericanDepositary
            SharesADSs with Deutsche Bank Trust Companies
            AmericaOverseasDepositary against existing equity shares
            of theCompany deposited by the shareholders

            of the Company equityshareholders pursuant to an option given toall equityshareholders in terms of the sponsored
            ADR Regulationssponsored ADS offering on such terms and conditions as theBoard may in its absolute discretion deem fit and to causeallotment to the investors in such foreign market s whetherInstitutions and/or Incorporated Bodies and/or individuals orotherwise and whether such investors are members of theCompany or otherwise of ADSs by the Overseas Depositary,where each such ADSs shall represent 1 existing fully paid upequity share of par value INR 5 per share, deposited pursuanttothe sponsored ADS offering and the size of the Sponsored ADSoffering and the size of the sponsored ADS offering shall notexceed 1,60,00,000 equity shares including the over allotmentoption, if any, as decided by the Company/Underwriters; approvethat the Company shall sponsor through the OverseasDepository the issue of ADSs representing the underlying theequity shares deposited pursuant to the sponsored ADS offering;authorize the Board and other designated Officers of theCompany on behalf of the Company, for the purpose ofgivingeffect to the sponsored ADS offering or the allotment ofADSs, to do all actsand to enter into agreements, deeds,documents and/or incur costs in connection with the sponsoredADS offering and to do things as it may at its discretiondeemnecessary or desirable for such purpose including withoutlimitation, circulation of the invitation to offer to all the equityshareholders, filing aregistration statement and other documentswith the United States Securities and Exchange CommissionSEC and any other regulator, listing the securities on theNasdaq National Market and other foreign markets, if any,entering intounderwriting, indemnifications, escrow, marketingand depositary arrangementsin connection with the sponsored
            ADS offering, as it may in absolute discretion deem fit;
            approvethe pricing of sponsored ADS offering be determined bytheUnderwriters, in accordance with the provisions of Regulation4B (i) of the FEMA Notification No. 41/2001 dated 02 MAR 2001;authorize the Board to determine all terms and conditions of theSponsored ADS offering, settle all question., difficulties or doubtsthat may arise in regard to the sponsored ADS offering, offer orallotment of ADSs and in complying with the sponsored ADRRegulations, as it may in its absolute discretion deem fit, withoutbeing required toseek any further clarification, consent orapproval of the members or otherwise to the end and intent thatthe members shall be deemed to have given;
            and a uthorize theBoard to delegate all or any of its powers conferred to anyCommittee of the Directors of the Chief Executive Officer or anyExecutive Directoror
            Directors or any other Officer or Officers ofthe Company to give effect to these aforesaid resolutions

*           PLEASE NOTE THAT THIS IS A REVISION DUE TO DETAILEDAGENDA.       Non-Voting
            IF YOU HAVE ALREADY SENT IN YOUR VOTES,PLEASE DO NOT
            RETURN THIS PROXY FORM UNLESS YOUDECIDETO AMEND YOUR
            ORIGINAL INSTRUCTIONS.THANK YOU

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
INFOSYS TECHNOLOGIES LTD
--------------------------------------------------------------------------------

SECURITY              Y4082C133             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         INFO IN               MEETING DATE               6/11/2005
ISIN                  INE009A01021          AGENDA                     700725801 - Management
CITY                  BANGALORE             HOLDINGS RECON DATE        6/9/2005
COUNTRY               INDIA                 VOTE DEADLINE DATE         5/27/2005
SEDOL(S)              2723383, 6099574, 6205122

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the balance sheet as at 31 MAR 2005            Mgmt              For       *
            andthe profit and loss account for the YE on that date and the reportof the Directors and the Audito rs thereon

2.          Declare a final dividend                                         Mgmt              For       *

3.          Re-appoint Mr. N. R. Narayana Murthy as a Director, who          Mgmt              For       *
            retiresby rotation

4.          Re-appoint Mr. Nandan M. Nilekani as a Director, who             Mgmt              For       *
            retires byrotation

5.          Re-appoint Mr. K. Dinesh as a Director, who retires by           Mgmt              For       *
            rotation

6.          Re-appoint Mr. Claude Smadja as a Director, who retires          Mgmt              For       *
            byrotation

7.          Approve to not to fill the vacancy for the time being in         Mgmt              For       *
            the Board,due to the retirement of Mr. Philip Yeo, who
            retire by rotation anddoes not seek re-ele ction

8.          Re-appoint Messrs. BSR & Company, Chartered Accountants,         Mgmt              For       *
            asthe Auditors of th e Company, until the conclusion of
            this AGM tothe conclusion of the next AGM on such
            remuneration asdetermined by the Board of Directors in
            consultation w ith theAuditors, which remuneration will be paid on a progressive billingbas is to be agreed between
            the Auditors and the Board ofDirectors

9.          Re-appoint Mr. T. V. Mohandas Pai, pursuant to the               Mgmt              For       *
            provisions ofSections 198, 269, 309, 310 and 311, Schedule
            XIII and otherapplicable provisions, if any, of the
            Companies Act, 1956including any statutory modifications
            or re-enact ment thereof, forthe time being in force and
            subject to such sanctions and approvals as may be
            necessary, as a Director in the whole-timeemployment of th
            e Company for a further period of 5 years, witheffect from
            27 MAY 2005, as pe r the terms and the conditions
            asspecified and authorize the Board of Directo rs of the
            Companyto vary, alter or modify the different components
            of the abo ve-stated remuneration as agreed by the Board
            of Directors and Mr.T. V. Mohan das Pai and not
            withstanding anything in any FY

            closing on and after 31 MAR 20 06, the Company incurs a lossor its profits are inadequate, the Company will pay to Mr. T. V.Mohandas Pai the remuneration by way of salary, performance bonus and other allowances not exceeding the limits specifiedunder Paragraph 2 of Section II, Part II of Schedule XIII to theCompanies Act, 1956 including any statutory modifications or re-enactment thereof, for the time being in fo rce , or such otherlimits as prescribed by the Government from time to time a sminimum remuneration

10.         Re-appoint Mr. Srinath Batni, pursuant to the provisions         Mgmt              For       *
            ofSections 198, 269, 309, 310 and 311, Schedule XIII and
            otherapplicable provisions, if any, of t he Companies Act,
            1956including any statutory modifications or re-enactment
            thereof, forthe time being in force and subject to such
            sanctions and approvals as may be necessary, as a Director in the whole-timeemployment of the Co mpany for a further
            period of 5 years, witheffect from 27 MAY 2005, as per th
            e terms and the conditions asspecified and authorize the
            Board of Directors o f the Companyto vary, alter or modify the different components of the above-stated remuneration
            as agreed by the Board of Directors and Mr.Srinath Batni a nd not withstanding anything in any FY closing onand after
            31 MAR 2006, the C ompany incurs a loss or its profitsare
            inadequate, the Company will pay to Mr . Srinath Batni
            theremuneration by way of salary, performance bonus and
            otherallowances not exceeding the limits specified under
            Paragraph 2of Section II , Part II of Schedule XIII to the
            Companies Act, 1956including any statutory modifications
            or re-enactment thereof, forthe time being in force ,
            or such other limits as prescribed by theGovernment
            from time to time as minimum remu neration

S.11        Approve, pursuant to Section 163 of the Companies Act,           Mgmt              For       *
            1956, tokeep the regis ter of Members, index of Members,
            returns andcopies of certificates and docum ents, at the
            office of KarvyComputershare private Limited, Bangalore,
            the Com pany'sregistrar and share transfer agents

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
IOI CORPORATION BHD
--------------------------------------------------------------------------------

SECURITY              Y41763106             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         IOI MK                MEETING DATE               9/1/2004
ISIN                  MYL1961OO001          AGENDA                     700582895 - Management
CITY                  PUTRAJAYA             HOLDINGS RECON DATE        8/25/2004
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         8/24/2004
SEDOL(S)              6463492, 6464514

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Authorize the Director, subject to the approvals being           Mgmt              For       *
            obtainedfrom the relevant authorities, to: a) approve the
            issue of up toUSD 345 million nominal value 5 years
            unsecured guaranteedexchangeable bonds exchangeable bonds
            by IOIInvestment (L)Berhard with a coupon rate and at an
            issue price to bedetermined later which will be guaranteed by the Company andthat the exchangeable bonds be
            exchangeable into ordinaryshares of MYR 0.50 each in the
            Company at anexchange priceto be determined by the
            Directors and otherwise on such furtherterms and
            conditions as the Directors determine and provide inthe
            Trust Deed or such other Documents to be entered into,
            inrelation to the exchangeablebonds; b) allot and issue
            suchnumber of new shares, credited as fully paid-up, to
            the holders ofExchangeable bonds, which are required to be issued uponexchange of the exchangeable bonds and that
            such new sharesshall upon issue and allotment, rank pari
            passu in all respectswith the existing shares save
            andexcept that they will not beentitled to dividends,
            rights, allotments and/orother distributionsunless the
            allotment and issue of such new shares where madeon or
            prior to the entitlement date, where the entitlement
            datemeans thedate as at the close of business, on which
            theshareholders must be registeredin order to be entitled
            to anydividends, rights, allotments and/or other distri
            butions; c) allotand issue such number of new shares,
            credited as fully paid-up,to the holder of the exchangeable bonds, which are required tobe issued upon any adjustments of the exchange price of theexchangeable bonds in
            accordance with the terms regardingadjustments of the
            exchange price to be provided in the trustdeed, to be
            notified by the Directors and that such newsharesshall
            upon issue and allotment rank pari passu in allrespects
            with the existing shares, save and except that they
            willnot be entitled to dividends, rights, allotments
            and/or otherdistributions unless the allotment and issue
            of such new shareswere made on or prior to the entitlement date, where theentitlement date means the date as at the
            close of business onwhich shareholders mustbe registered
            in order to be entitled toany dividends, rights,
            allotments, and/or other distribution; and d)allot and
            issue such number of new shares, credited as fullypaid-up, to the holders of exchangeable bonds without firsthaving
            to make an offer of such new shares to the members ofthe
            Company, pursuant to Article 5(a) of the Articles
            ofAssociation of the Company; and authorize the Director
            of theCompany to complete and give effect to the
            exchangeablebondsissue and do all acts and things for and
            on behalf of theCompany as deemed necessary to give effect to the issue, including but not limited to the dete
            rmining the terms andconditions of the issue, ascending to any conditions imposed byany relevant authorities and
            effecting any modifications,variationsand/or amendments
            pursuant thereto and approve allprevious actions taken
            bythe Board or any Director of the Boardin connection with the exchangeable bonds issue

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
IOI CORPORATION BHD
--------------------------------------------------------------------------------

SECURITY              Y41763106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         IOI MK                MEETING DATE               10/21/2004
ISIN                  MYL1961OO001          AGENDA                     700595210 - Management
CITY                  PUTRAJAYA             HOLDINGS RECON DATE        10/14/2004
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         10/13/2004
SEDOL(S)              6463492, 6464514

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the audited financial statements for the       Mgmt              For       *
            FYE30 JUN 2004 andthe reports of the Directors and the
            Auditorsthereon

2.1         Re-elect Mr. Dato Lee Yeow Chor as a Director, who retires       Mgmt              For       *
            byrotation pursuant to Article 101 of the Company s
            Articles ofAssociation

2.2         Re-elect Mr. Datuk Khalid B. Hj Husin as a Director, who         Mgmt              For       *
            retiresby rotation pursuant to Article 101 of the Company
            s Articles ofAssociation

3.          Re-appoint Mr. Chan Fong Ann as a Director, who                  Mgmt              For       *
            retirespursuant to Section 129(2) of the Companies Act,
            1965 to holdoffice until the conclusion of the next Annual
            General Meeting

4.          Approve to increase in the payment of Directors fees to          Mgmt              For       *
            MYR315,000, to be divided among the Directors in such
            manner asthe Directors may determine

5.          Re-appoint BDO Binder as the Auditors and authorize              Mgmt              For       *
            theDirectors to fix theirremuneration

6.1         Approve, pursuant to the Company s Executive Share               Mgmt              For       *
            OptionScheme the Schemeand the extension thereon, as
            approved bythe shareholders at the Extraordinary General
            Meetings held on8 MAR 1995 and 27 MAR 2000 respectively
            and authorize theDirectors of the Company to allot and
            issue shares in theCompany fromtime to time in accordance
            with the Scheme

6.2         Authorize the Directors, pursuant to Section 132D of             Mgmt            Abstain     *
            theCompanies Act, 1965,with full powers to allot and issue shares inthe Company from time to time and upon such terms andconditions and for such purposes as they may deem fit
            subjectalways to the approval of the relevant authorities
            being obtainedfor such issue and provided that the
            aggregate number of sharesto be issued pursuant to this
            resolution does not exceed 10% ofthe issued share capital
            for the time being of the Company;Authority expires at the conclusion of the next AGMof theCompany ; and authorize
            the Directors to obtain the approvalfrom Bursa Malaysia
            Securities Berhad Bursa Malaysia for thelisting of and
            quotationfor the additional shares so issued

6.3         Approve, subject to compliance with applicable laws,             Mgmt            Abstain     *
            regulationsand the approval of all relevant authorities,
            the Company toutilize up to the aggregate ofthe Company s
            latest auditedretained earnings and share premium account
            to purchase up to10% of the issued and paid-up ordinary
            share capital of theCompany Purchase as may be determined
            by the Directors ofthe Company from timeto time through
            Bursa Malaysia uponsuch terms and conditions as the
            Directorsmay deem fit andexpedient in the interest of the
            Company and shall be backedbythe latest audited retained
            earnings and share premium reservesof the Company; and
            that at the discretion of the Directors of theCompany, the shares of the Company to be purchased are to becancelled
            and/or retained as treasuryshares and distributed
            asdividends or resold on Bursa Malaysia; and
            authorizetheDirectors of the Company to do all acts and
            things to give effectto thePurchase with full powers to
            assent to any condition,modification, revaluation,
            variation and/or amendment if any asmay be imposed by the
            relevant authorities and/or do all suchacts and things as
            the

            Directors may deem fit and expedient inthe best interest of the Company; Authority expires earlier theconclusion of the next AGM of the Company or the expiration ofthe period withinwhich the next AGM after that date is requiredby law to be held

6.4         Approve the renewal of Shareholders Mandate for the              Mgmt            Abstain     *
            Companyand its subsidiaries to enter into Recurrent
            Related PartyTransactions of a revenue or tradingnature
            which are necessaryfor day-to-day operations involving the interest of Directors,major shareholders or persons
            connected with the Directorsand/orMajor Shareholders of
            the Company and its subsidiariesRelated Parties ,
            asspecified: a) the transactions are carried outin the
            ordinary course of business on normal commercial
            termswhich are not more favourable to the Related Parties
            than thosegenerally available to the public and are not to the detriment ofthe minority shareholders of the Company;
            and b) disclosure ismade in the annual report of the
            aggregate value of transactionsconducted pursuant tothe
            Shareholders Mandate during the FY;Authority expires the
            earlier the conclusion of the next AGM ofthe Company or
            the expiration of the period withinwhich the nextAGM after the date it is required to be held pursuant to
            Section143(1) of the Companies Act, 1965 the Act but shall not extendto such extension as may be allowed

            pursuant to Section 143(2)of the Act and authorize the Directors of the Company tocomplete and do all such acts and things asthey may considerexpedient or necessary to give effect to the Proposed Renewalof Shareholders Mandate

7.          Transact any other business                                      Other           Abstain     *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
JIANGXI COPPER CO LTD
--------------------------------------------------------------------------------

SECURITY              Y4446C100             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         358 HK                MEETING DATE               11/26/2004
ISIN                  CN0009070615          AGENDA                     700600388 - Management
CITY                  JIANGXI               HOLDINGS RECON DATE        10/25/2004
COUNTRY               CHINA                 VOTE DEADLINE DATE         11/17/2004
SEDOL(S)              0268916, 6000305

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
S.1         Approve, subject to the approval from the relevant               Mgmt              For       *
            governmentauthorities in the People s Republic of China
            (PRC) for theproposed bond issue, the allotmentand issue
            of the new Ashares of the Company upon conversion of the
            convertiblebonds, and the listing of and permission to
            deal in the convertiblebonds on the Shanghai Stock
            Exchange: i) to alter the registeredshare capital of
            theCompany by increasing the number of Ashares equal to
            the number of A sharesto be issued pursuant tothe
            conversion of the convertible bonds; ii) the issue by
            theCompany of not more than RMB 2,000,000,000
            convertiblebonds converted into new A shares of the
            Company andauthorize the Directors of the Company(1) to
            finalize the issue ofthe convertible bonds upon such terms and conditions as theDirectors of the Company may decide
            and (2) to approve andexecuteany document in pursuance
            thereto and (3) to effect thesame and to allot andissue
            the new A shares arising from theconversion of the
            convertible bonds, such authorities asdescribed in point
            (1) and (2)

            to expire on 25 NOV 2005 unlessotherwise revoked or varied by shareholders at general meetingor holdersof H shares or holders of Domestic Shares at classmeetings, as the case may be; and (iii) to authorize the Directorsof the Company to make appropriate andnecessary amendmentsto the relevant provisions of the Articles of Association of theCompany as they think fit to reflect the alterations ascontemplatedunder this resolution

2.          Approve the use of the previous proceeds of the Company;         Mgmt              For       *
            thetotal proceeds from the issue of 230,000,000 A shares
            of theCompany amounted to RMB 510,140,000 was received on
            28DEC 2001; the net amount of RMB 494,850,000 after
            deductionof issuing expenses amounting to RMB 15,290,000,
            which wasall received on28 DEC 2001 and a specific report
            on capitalverification as verified by Deloitte Touche
            Tohmatsu ShanghaiCertified Public Accountants Limited was
            issued;subsequently,the proceeds was invested in the third phase project oftechnological renovation of Guixi Smelter, the acquisition of thenet operating assetsof Wushan Copper
            Mine from JiangxiCopper Corporation and the
            technologicalrenovation for open-pitmining of Fujiawu
            Copper Mine

3.          Approve the use of proceeds from the issue of not more           Mgmt              For       *
            thanRMB 2,000,000,000convertible bonds convertible into
            new Ashares of the Company to acquire theoperating assets
            andmining rights of Chengmenshan Mine, to invest the
            technologicalrenovation project for open-pit mining of
            Fujiawu Copper Mineand the acquisition of the surrounding
            area thereof, to developand implement the copper resources projects, to finance theworking capital of 400,000 tonnes
            sulphuracid project; amongthe net proceeds, 1) RMB
            378,180,000 to be invested in the

            acquisition of the operating assets and mining rights ofChengmenshan Mine;2) RMB 881,050,000 to be invested in thedevelopment of Fujiawu Copper Mine;3) RMB 463,360,000 tobe invested in the development and implementation of thecopperresources projects; 4) RMB 127,050,000 to be invested in the400,000 tonnes sulphur acid project; and 5) any balance of thenet proceeds will be used for general working capital of theCompany

4.          Approve the acquisition agreement entered into between           Mgmt              For       *
            theCompany and JiangxiCopper Corporation dated 27 SEP
            2004,pursuant to which JCC agreed to sell and the Company
            agreedto purchase the operating assets and related
            liabilitiesofChengmenshan Mine together with the mining
            right thereof at theaggregate consideration of RMB
            378,188,600; and authorize theDirectors of the Company
            tosign, seal, execute, perfect, deliverand do all such
            documents, deeds, acts,matters and things asthey may in
            their discretion consider necessary or desirable
            orexpedient for the purpose of or in connection with the
            Agreementandto make an agree such variations of a
            non-material nature inor to the terms of the Agreement as
            they may in their discretionconsider to be desirable and
            in the interests of the Company

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
JIANGXI COPPER CO LTD
--------------------------------------------------------------------------------

SECURITY              Y4446C100             MEETING TYPE               Class Meeting
TICKER SYMBOL         358 HK                MEETING DATE               11/26/2004
ISIN                  CN0009070615          AGENDA                     700601304 - Management
CITY                  GUIXI CITY            HOLDINGS RECON DATE        10/26/2004
COUNTRY               CHINA                 VOTE DEADLINE DATE         11/17/2004
SEDOL(S)              0268916, 6000305

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
S.1         Approve that, subject to the approval(s) from the                Mgmt              For       *
            relevantGovernment authorities in the People s Republic of
            China PRCfor the proposed Bond Issue asspecified , the
            allotment andissue of the new A Shares of the Company upon conversion ofthe Convertible Bonds as hereinafter defined
            , and the listingofand the listing of and permission to
            deal in the ConvertibleBonds as hereinafter defined on the
            Shanghai Stock Exchangewhether on a conditional basisor
            not : i) to alter the registeredshare capital of the
            Company by increasingthe number of AShares equal to the
            number of A Shares to be issued from timetotime pursuant
            to the conversion of the Convertible Bonds ashereinafter
            defined as mentioned in point ii) ahead; ii) theproposed
            issue by the Companyof not more than RMB2,000,000,000
            convertible bonds convertible into new A Sharesof the
            Company the Convertible Bonds , upon such terms
            andconditionsas specified subject to any amendments as
            theDirectors of the Company may approve and authorize
            theDirectors of the Company: 1) to finalize the
            Convertible Bondsupon such terms and conditions as the
            Directors of the Companymaydecide; and 2) to approve and
            execute or approve theexecution of any document in
            pursuance thereto; and 3) to effectthe same and to allot
            and issue thenew A Shares arising from theconversion of
            the Convertible Bonds, such authorities asspecified in
            point 1) and 2) to expire on 25 NOV 2005 unlessotherwise
            revoked or varied by shareholders at general meetingsor
            holders of H Sharesor holders of Domestic Shares at
            classmeetings as the case may be; iii) authorize the
            Directors of theCompany to make appropriate and necessary
            amendments tothe relevant provision of the Articles of
            Association of theCompany as they think fit to reflect the alterations including butnot limited to the alteration to
            in the registered share capital ofthe Company as
            contemplated under this Resolution; and iv) towaive their
            pre-emptive rights if any over any ConvertibleBonds and
            new A Shares to be issued pursuant to the exerciseofthe
            conversion right of Convertible Bonds

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
JIANGXI COPPER CO LTD
--------------------------------------------------------------------------------

SECURITY              Y4446C100             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         358 HK                MEETING DATE               1/20/2005
ISIN                  CN0009070615          AGENDA                     700623487 - Management
CITY                  JIANGXI               HOLDINGS RECON DATE        12/20/2004
COUNTRY               CHINA                 VOTE DEADLINE DATE         1/11/2005
SEDOL(S)              0268916, 6000305

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve, ratify and confirm that: i) the Consolidated            Mgmt              For       *
            IndustrialServices Agreement the Consolidated Industrial
            ServicesAgreement entered in to betweenthe Company and
            JiangxiCopper Corporation JCC on 16 NOV 2004 in respect
            oftheprovision of various industrial services by JCC to
            the Companysubject toother terms and conditions as
            specified in theConsolidated Industrial Services Agreement as specified andthe transaction contemplated thereunder;
            ii) the maximum limit ofthe amount involved under the
            Consolidated Industrial ServicesAgreement for the three
            financial years ending 31 DEC 2007 willnot exceedRMB
            528,495,000, RMB 568,512,000 and RMB625,829,000
            respectively; and iii) authorize the Directors of
            theCompany for and on behalf of the Company to sign,
            sealexecute, perfect, deliver and do all such documents,
            deeds, acts,matters and things as they may in their
            discretion considernecessary or desirableor expedient for
            the purpose of or inconnection with the Consolidated

            Industrial Services Agreementand to make and agree such variations of a non-materialnaturein or to the terms of the Consolidated Industrial ServicesAgreement as they may in their discretion consider to bedesirable and in the interests of the Company

2.          Approve, ratify and confirm that: i) the consolidated            Mgmt              For       *
            supplyagreement the Consolidated Supply Agreement entered
            in tobetween the Company and Jiangxi Copper Corporation
            JCC on16 NOV 2004 in respect of, inter alia, materials
            andpartsbetween JCC and the Company subject to other terms andconditions as specified in the Consolidated Supply
            Agreementas specified and the transaction contemplated
            thereunder; ii) themaximum limit of the amount involved
            underthe ConsolidatedSupply Agreement for the three
            financial years ending 31DEC2007 will not exceed RMB
            5,666,395,000, RMB6,793,077,000 and RMB 6,884,565,000
            respectively; and iii)authorize the Directors of the
            Company for and on behalf of theCompany to sign, seal
            execute, perfect, deliver and do all suchdocuments, deeds, acts, matters and things as they may in theirdiscretion
            consider necessary or desirable or expedient for
            thepurpose of or in connection with the Consolidated
            SupplyAgreement and to make and agree such variations of
            anon-material nature in or to the terms of the
            Consolidated SupplyAgreement as they may in their
            discretion consider

            to bedesirable and in the interests of the Company

3.          Approve, ratify and confirm that: i) the                         Mgmt              For       *
            ConsolidatedMiscellaneous Services Agreement the
            ConsolidatedMiscellaneous Services Agreement entered in to between theCompany and Jiangxi Copper Corporation JCC on
            16 NOV2004 in respect of the provision of inter alia,
            various socialmedical, education services and the
            provision of pensionscheme between JCC and the Company
            subject to other termsand conditions as specified in the
            Consolidated MiscellaneousServicesAgreement as specified
            and the transactioncontemplated thereunder; ii) themaximum limit of the amountinvolved under the Consolidated
            Miscellaneous ServicesAgreement for the three financial
            years ending 31 DEC 2007 willnot exceed RMB 332,456,000,
            RMB 355,896,000 and RMB385,165,000 respectively; and
            iii)authorize the Directors of theCompany for and on
            behalf of the Company to sign, sealexecute, perfect,
            deliver and do all such documents, deeds, acts,matters and things as they may in their discretion considernecessary
            or desirable or expedient for the purpose of or
            inconnection with the Consolidated Miscellaneous
            ServicesAgreement and to make and
            agree such variations of a non-material nature in or to
            the terms of the ConsolidatedMiscellaneous Services
            Agreement as they may in theirdiscretion consider to be
            desirable and in the interests of theCompany

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
JIANGXI COPPER CO LTD
--------------------------------------------------------------------------------

SECURITY              Y4446C100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         358 HK                MEETING DATE               5/20/2005
ISIN                  CN0009070615          AGENDA                     700687316 - Management
CITY                  JIANGXI               HOLDINGS RECON DATE        4/20/2005
COUNTRY               CHINA                 VOTE DEADLINE DATE         5/10/2005
SEDOL(S)              0268916, 6000305

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the report of the Board of Directors for the year        Mgmt              For       *
            of 2004

2.          Approve the report of the Supervisory Committee for the          Mgmt              For       *
            year of2004

3.          Approve the audited financial statements and the Auditors'       Mgmt              For       *
            reportfor the year of 2004

4.          Approve the distribution of the profit for the year of 2004      Mgmt              For       *

5.          Re-appoint Deloitte Touche Tohmatau Shanghai Certified           Mgmt              For       *
            PublicAccountants Ltd. , and Deloitte Touche Tohmatsu as
            theCompany's PRC and International Auditors for the year
            of 2005and authorize any two Executive Directors of the
            Company todetermine their remunerations and authorize any
            one ExecutiveDirector of the Company to enter into the
            Service Agreement andany other related document s with
            Deloitte Touche TohmatsuShanghai Certified Public
            Accountants Ltd., an d Deloitte ToucheTohmatsu

S.6         Approve: a) subject to the limitations imposed by below          Mgmt            Abstain     *
            Pointsand in accordan ce with the Rules Governing the
            Listing ofSecurities on The Stock Exchange of Hong Kong
            Limited the"Listing Rules" , the Company Law of the
            People's Repu blic ofChina the "Company Law" , the rules
            of the stock exchange andregulat ory authority of the
            other relevant places where theshares of the Company are
            listed and other applicable rules andregulations of the
            People's Republic of China the "PRC" ineach case as
            amended from time to time , to renew the g eneralmandate
            granted at AGM of the Company for the year of 2003 tothe
            Board of Directors of the Company the "Board of
            Directors"to continue to exercis e once or more than once
            during theRelevant Period all the powers of the Comp any
            to allot andissue new overseas foreign listed shares of
            the Company "H Shares" in accordance with practical
            situations and on such termsand conditio ns if the Board
            of Directors may determine or not toexercise such power
            and that, in the exercise of their power toallot and
            issue shares, the authority of the Board of Directors

            shall include without limitation : i) the determinat ion of thenumber of the H Shares to be issued; ii) the determination of the issue price of the new H Shares; iii) the determination of the opening and clos ing dates of the issue of new H Shares; iv) thedetermination of the number of new H Shares if any to beissued to the existing shareholders; v) the makin g or grantingoffers, agreements and options which might require the exerciseof such powers;
            b) Authorize the Board of Directors, upon theexercise of the powers pursuant to point (a), make and grantoffers, agreements and options wh ich might require the HShares relating to the exercise of the authority there under beingallotted and issued after the expiry of the Relevant
            Period provided that the aggregate nominal amount of the H
            Shares to beallotted or condit ionally or unconditionally agreed to be allottedand issued whether pursuant to the exercise of options orotherwise by the Board of Directors pursuant to the authoritygranted under point (a) excluding any shares which may be allotted and issued upon the conversion of the capital reserve fundinto capital in accordance with the Company Law or the Articlesof
            Association of the Compan y shall not exceed 20% of theaggregate nominal amount of the H Shares in iss ue as at thedate of passing of this Resolution; and the Board of Directors inexercising the mandate granted above shall i) comply with theCompany Law, ot her applicable laws and regulations of thePRC, the Listing Rules and the rule s of the stock exchangesand regulation authority of the relevant places where the sharesof the Company are listed in each case, as amended from timeto t ime and ii) be subject to the approval of the China SecuritiesRegulatory Com mission and relevant authorities of the PRC;Authority expires the earlier of the conclusion of the next AGM ofthe Company or 12 months ; and authorize th e Board ofDirectors, subject to the relevant approvals being obtained fromth e relevant authorities and to the compliance with the CompanyLaw and other ap plicable laws and regulations, increase theCompany's registered share capital corresponding to therelevant number of shares allotted and issued upon the e xerciseof the mandate given pursuant to the above;
            authorize the Boardof Dir ectors, subject to the Listing
            Committee of The StockExchange of Hong Kong Li mited granting listing of andpermission to deal in,

            the H Shares of the Compa ny to beissued by the Company and to the approval of the ChinaSecurities Reg ulatory
            Commission for the issue of shares beinggranted, to amend, as they de em appropriate and necessary,the Articles of Association of the Company to re flect the changein the share capital structure of the Company in the event of anexercise of the authority granted under the above Point
            a); andauthorize the Board of Directors to sign the necessarydocuments, complete the necessary procedures and take othernecessary steps to complete the allotment and issue and listingof the new H Shares

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KANGWON LAND INC
-----------------------------------------------------------------------

SECURITY              Y4581L105             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         035250 KS             MEETING DATE               3/28/2005
ISIN                  KR7035250000          AGENDA                     700657212 - Management
CITY                  JUNGSUN               HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         3/15/2005
SEDOL(S)              6418254, 6683449

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the 7th balance sheet, income statement and              Mgmt              For       *
            retainedearnings statemen t

2.          Amend the Articles of Incorporation                              Mgmt              For       *

3.          Elect the Directors                                              Mgmt              For       *

4.          Elect the Auditors                                               Mgmt              For       *

5.          Approve the remuneration limit for the Directors                 Mgmt              For       *

6.          Approve the remuneration limit for the Auditors                  Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KEPPEL LAND LTD
-----------------------------------------------------------------------

SECURITY              V87778102             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         KPLD SP               MEETING DATE               4/29/2005
ISIN                  SG1R31002210          AGENDA                     700680300 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        4/27/2005
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         4/20/2005
SEDOL(S)              6853468, B03NNP1

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the Directors' report and the accounts         Mgmt              For       *
            for theYE 31 DEC 200 4

2.          Declare the first and final dividend as recommended by           Mgmt              For       *
            theDirectors for the Y E 31 DEC 2004

3.          Re-elect Mr. Heng Chiang Meng as a Director, who retires         Mgmt              For       *
            inaccordance with Ar ticle 100 of the Articles of
            Association of theCompany

4.          Re-elect Mr. Lim Chee Onn as a Director, who retires             Mgmt              For       *
            inaccordance with Articl e 94 of the Articles of
            Association of theCompany

5.          Re-elect Mr. Lim Ho Kee as a Director, who retires in            Mgmt              For       *
            accordancewith Article 94 of the Articles of Association
            of the Company

6.          Re-elect Assoc. Prof. Tsui Kai Chong as a Director, who          Mgmt              For       *
            retires inaccordance with Article 94 of the Articles of
            Association of theCompany

7.          Approve the Directors' fees of SGD 573,000 for the YE 31         Mgmt              For       *
            DEC2004

8.          Re-appoint Messrs. Ernst & Young as the Auditors and             Mgmt              For       *
            authorizethe Directors t o fix their remuneration

9.          Authorize the Directors of the Company, pursuant to              Mgmt            Abstain     *
            Section 161of the Compani es Act (Chapter 50) of Singapore
            and Article 8(B)of the Company's Articles of Association
            to: issue shares in thecapital of the Company Shares
            whether b y way of right, bonusor otherwise, and including any capitalization pursuant to Article136 of the Company's
            Articles of Association of any sum for thetim e being
            standing to the credit of any of the Company'sreserve
            accounts or an y sum standing to the credit of the
            profitand loss account or otherwise avail able for
            distribution; and/ormake or grant offers, agreements or
            options that might or wouldrequire shares to be issued
            including but not limited to thecreation and issue of
            warrants, debentures or other instrumentsconvertible in to shares collectively Instruments , at any time

            and upon such terms and con ditions and for such purposes andto such persons as the Directors may in thei r absolute discretiondeem fit; and notwithstanding that the authority so con ferred bythis Resolution may have ceased to be in force issue shares inpurs uance of any Instrument made or granted by the Directorswhile the authority w as in force, provided that: i) the aggregatenumber of shares to be issued pur suant to this resolutionincluding shares to be issued in pursuance of instru ments madeor granted pursuant thereto and any adjustments effected underany relevant Instrument , does not exceed 50% of the issuedshare capital of the C ompany of which the aggregate number ofShares to be issued other than on a pr o rata basis toshareholders of the Company does not exceed 20% of theissued share capital of the Company; ii) for the purpose ofdetermining the aggregate number of shares that may be issuedin this resolution, the percentage of iss ued share capital shall becalculated based on the issued share capital of the Company asat the date of the passing of this Resolution after adjusting for:(aa) new

            Shares arising from the conversion or exercise ofconvertible securi ties; (bb) new Shares arising from exercisingshare options or vesting of shar e awards outstanding orsubsisting as at the date of the passing of this resol utionapproving the mandate, provided the options or awards weregranted in co mpliance with the rules and regulations of theSingapore Exchange Securities
            T rading Limited the SGX-ST ;and (cc) any subsequent consolidation or sub-divi sion of shares;in exercising the power to make or grant Instruments, the Company shall comply with the provisions of the Listing Manual of theSGX-ST for t he time being in force unless such compliance hasbeen waived by the SGX-ST and the Articles of Association forthe time being of the Company; and Author ity expires the earlierof the conclusion of the next AGM or the expiration of the periodwithin which the next AGM of the Company is required by law tobe held

10.         Approve that, purposes of Chapter 9 of the Listing Manual        Mgmt            Abstain     *
            of theSGX-ST, for t he Company, its subsidiaries and
            target associatedcompanies or any of them to enter into
            any of the transactionsfalling within the types of
            interested per son transactions,provided that such
            transactions are made on normal commercia lterms and will
            not be prejudicial to the interests of the Companyand its
            mi nority shareholders and in accordance with the
            reviewprocedures as specified; Authority expires the
            earlier of theconclusion of the next AGM of the Compa ny
            is held or isrequired by law to be held ; authorize the
            Audit Committee of theCompany to take such action as it
            deems proper in respect ofsuch procedu res and/or to
            modify or implement suchprocedures as may be necessary to
            take into consideration anyamendment to Chapter 9 of the
            Listing Manual which may beprescribed by the SGX-ST from
            time to time; and authorize theDirectors of the Company to complete and do all such acts andthings as they may
            consider e xpedient or necessary or in theinterest of the
            Company to give effect to this resolution

11.         Authorize the Directors of the Company to make purchases         Mgmt            Abstain     *
            fromtime to time of up to 10% of the issued ordinary share capital ofthe Company at any price up to but not exceeding the maximumprice; Authority expires the earlier of the
            conclusion of the nextAGM of the Company is or is required by law to be held

S.12        Amend Articles 144 and 149 of the Articles of Association        Mgmt            Abstain     *
            of theCompany and a new Article 142B be adopted in the
            manner asspecified

            Transact other business                                          Non-Voting

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KERRY PROPERTIES LTD
-----------------------------------------------------------------------

SECURITY              G52440107             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         683 HK                MEETING DATE               4/26/2005
ISIN                  BMG524401079          AGENDA                     700671414 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        4/22/2005
COUNTRY               BERMUDA               VOTE DEADLINE DATE         4/14/2005
SEDOL(S)              5991745, 6486314, B05PDR7

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the audited accounts and the reports of the              Mgmt              For       *
            Directorsand the Auditors for the YE 31 DEC 2004

2.          Declare a final dividend for the YE 31 DEC 2004                  Mgmt              For       *

3.          Re-elect a retiring Director                                     Mgmt              For       *

4.          Approve to fix the Directors' fees                               Mgmt              For       *

5.          Re-appoint the retiring Auditors and authorize the               Mgmt              For       *
            Directors ofthe Company to fix their remuneration

6.A         Authorize the Directors of the Company to allot, issue and       Mgmt              For       *
            dealwith additiona l shares in the share capital of the
            Company andmake or grant offers, agreeme nts, options and
            other rights, orissue warrants and other securities
            includin g bonds, debenturesand notes convertible into
            shares of the Company during an dafter the relevant
            period, a) not exceeding 20% of the aggregatenominal amo
            unt of the issued share capital of the Company atthe date
            of passing of this resolution; and b) the nominal amountof any share capital repurchased by the Company subsequent
            tothe passing of this resolution up to a maximum equivale
            nt to10% of the aggregate nominal amount of the issued
            sharecapital of the C ompany , otherwise than pursuant to
            i) a rightsissue; or ii) the exercise of any option under
            any share optionscheme or similar arrangement; or iii) any
            s crip dividend orsimilar arrangement; or iv) any
            adjustment, after the date of grantor issue of any
            options, rights to subscribe or other securitiesreferr ed
            to the above, in the price at which shares in theCompany
            shall be subscrib ed, and/or in the

            number of shares inthe Company which shall be subscribed, on exercise of relevantrights under such options, warrants or other securities , suchadjustment being made in accordance with or as contemplatedby the term s of such options, rights to subscribe or othersecurities; or v) a specified authority granted by the shareholdersof the Company in general meeting; Auth ority expires by theconclusion of the next AGM of the Company as required by theBye-laws of the Company or any other applicable laws ofBermuda to be held

6.B         Authorize the Directors of the Company to repurchase its         Mgmt              For       *
            ownshares during the relevant period, on the Stock
            Exchange ofHong Kong Limited the Stock Exchan ge or any
            other stockexchange on which the shares of the Company
            have been o rmay be listed and recognized by the
            Securities and FuturesCommission of Hon g Kong and the
            Stock Exchange for thispurpose, not exceeding 10% of the
            aggre gate nominal amountof the issued share capital of
            the Company as at the date ofpassing of this resolution;
            Authority expires by the conclusion ofthe nex t AGM of the
            Company as required by the Bye-laws ofthe Company or any
            other a pplicable laws of Bermuda to beheld

6.C         Approve to extend the general mandate granted to the             Mgmt              For       *
            Directorsof the Company, conditional upon the passing of
            Resolution 6.B,to allot shares pursuant to R esolution
            6.A, by the addition to theaggregate nominal amount of the share ca pital which may beallotted or agreed to be
            allotted by the Directors of the C ompanypursuant to such
            general mandate of an amount representing theaggregat e
            nominal amount of the share capital repurchased bythe
            Company pursuant to R esolution 6.B

S.7         Amend the Bye-laws of the Company by adding Bye-laws             Mgmt            Abstain     *
            70Aand 99(A), adding sen tences at the beginning of
            Bye-law 99(B),adding paragraphs after Bye-law 99(B ),
            Bye-law 100(iii), andreplacing Bye-law 113

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KOOKMIN BANK
-----------------------------------------------------------------------

SECURITY              Y4822W100             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         060000 KS             MEETING DATE               10/29/2004
ISIN                  KR7060000007          AGENDA                     700590640 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        9/30/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         10/19/2004
SEDOL(S)              6419365

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Elect a regular Director                                         Mgmt              For       *

2.          Elect the Auditor s Committee Member who is not an               Mgmt              For       *
            ExternalDirector

3.          Approve the allowance of stock options                           Mgmt            Abstain     *

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KOOKMIN BANK
-----------------------------------------------------------------------

SECURITY              Y4822W100             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         060000 KS             MEETING DATE               10/29/2004
ISIN                  KR7060000007          AGENDA                     700600403 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        9/30/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         10/19/2004
SEDOL(S)              6419365

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
*           PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 201659        Non-Voting
            DUE TO DELETION OFA RESOLUTION. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

1.          Elect Mr. Jung Won Kang as an Executive Director                 Mgmt              For       *

2.          Approve the stock option for the staff: 5,000 shares to          Mgmt              For       *
            theOutside Director Mr. Dong Su Jung, 5,000 shares to Mr.
            MunYoul Choi, 5,000 shares to Mr. Wang Ha Jo, 5,000 shares to Mr.Young Sun Jun and 10,000 shares to the Vice
            Chairman, Mr.Jung Young Kang

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KOOKMIN BANK
-----------------------------------------------------------------------

SECURITY              Y4822W100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         060000 KS             MEETING DATE               3/18/2005
ISIN                  KR7060000007          AGENDA                     700640154 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         3/7/2005
SEDOL(S)              6419365

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the balance sheet, income statement and the              Mgmt              For       *
            statementof appropriation of unappropriated retained
            earnings

2.          Elect the Directors                                              Mgmt              For       *

3.          Elect the nominees for Member of Auditor Committee who           Mgmt              For       *
            arenot outside Directo rs

4.          Elect the nominees for Member of Auditor Committee who           Mgmt              For       *
            areoutside Directors

5.          Approve the Stock Option for staff                               Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KOREA ELEC PWR CORP
-----------------------------------------------------------------------

SECURITY              Y48406105             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         015760 KS             MEETING DATE               6/5/2005
ISIN                  KR7015760002          AGENDA                     700700190 - Management
CITY                  TBA                   HOLDINGS RECON DATE        4/14/2005
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         5/24/2005
SEDOL(S)              6495730

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Amend the Articles of Incorporation                              Mgmt            Abstain     *

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KOREA ELEC PWR CORP
-----------------------------------------------------------------------

SECURITY              Y48406105             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         015760 KS             MEETING DATE               6/10/2005
ISIN                  KR7015760002          AGENDA                     700729378 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        4/14/2005
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         5/27/2005
SEDOL(S)              6495730

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Amend the Articles of Incorporation                              Mgmt            Abstain     *

2.          Appoint the Directors                                            Mgmt              For       *

3.          Appoint the Auditors                                             Mgmt              For       *

            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 230798        Non-Voting
            DUE TO A CHANGE IN THE MEETING DATE ANDAGENDA. ALL VOTES
            RECEIVED ON THE PREVIOUSMEETING WILL B E DISREGARDED AND
            YOU WILL NEED TOREINSTRUCT ON THIS MEETING NOTICE. THANK
            YO U.

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KOREA ELECTRIC POWER CORP
-----------------------------------------------------------------------

SECURITY              Y48406105             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         015760 KS             MEETING DATE               8/27/2004
ISIN                  KR7015760002          AGENDA                     700576183 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        7/21/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         8/17/2004
SEDOL(S)              6495730

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Elect the Directors                                              Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KOREA ELECTRIC POWER CORP
-----------------------------------------------------------------------

SECURITY              Y48406105             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         015760 KS             MEETING DATE               3/18/2005
ISIN                  KR7015760002          AGENDA                     700650408 - Management
CITY                  KOREA                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         3/7/2005
SEDOL(S)              6495730

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the 44th balance sheet, income statement and             Mgmt              For       *
            thedisposition of retain ed earning

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KOREA ZINC CO LTD
-----------------------------------------------------------------------

SECURITY              Y4960Y108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         010130 KS             MEETING DATE               2/28/2005
ISIN                  KR7010130003          AGENDA                     700640938 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/15/2005
SEDOL(S)              6495428

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the balance sheet, income statement and statement        Mgmt              For       *
            ofappropriation of unappropriated retained earnings

2.          Approve the partial amendment to the Articles of                 Mgmt              For       *
            Incorporation

3.1         Elect Mr. Chang Gul Choi as a Director                           Mgmt              For       *

3.2         Elect Mr. Geun Chul Choi Eui Lyoong Lee as a Director            Mgmt              For       *

3.3         Elect Mr. Doo Yong Sung Hyung Jin Jang as a Director             Mgmt              For       *

3.4         Elect Mr. Moo Sung Shin as an Outside Director                   Mgmt              For       *

4.          Elect Mr. Ki Heung Jung as the Auditors                          Mgmt              For       *

5.          Approve the limit of remuneration for the Directors              Mgmt              For       *

6.          Approve the limit of remuneration for the Auditors               Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KOREA ZINC CO LTD
-----------------------------------------------------------------------

SECURITY              Y4960Y108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         010130 KS             MEETING DATE               2/28/2005
ISIN                  KR7010130003          AGENDA                     700643681 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/15/2005
SEDOL(S)              6495428

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING# 216938         Non-Voting
            DUE TO CHANGE IN THE AGENDA. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YO U WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE.THANK YOU.

1.          Approve the balance sheet, income statement and statement        Mgmt              For       *
            ofappropriation of unappropriated retained earnings

2.          Approve the partial amendment to the Articles of                 Mgmt              For       *
            Incorporation

3.1         Elect Mr. Chang Gul Choi as a Director                           Mgmt              For       *

3.2         Elect Mr. Geun Chul Choi as a Director                           Mgmt              For       *

3.3         Elect Mr. Eui Ryung Lee as a Director                            Mgmt              For       *

3.4         Elect Mr. Du Young Sung as a Director                            Mgmt              For       *

3.5         Elect Mr. Hyung Jin Chang as a Director                          Mgmt              For       *

3.6         Elect Mr. Mu Sung Shin as an Outside Director                    Mgmt              For       *

4.          Elect Mr. Gi Hong Jung as the Auditors                           Mgmt              For       *

5.          Approve the limit of remuneration for the Directors              Mgmt              For       *

6.          Approve the limit of remuneration for the Auditors               Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

-----------------------------------------------------------------------
KOREAN AIR LINES CO LTD
-----------------------------------------------------------------------

SECURITY              Y4936S102             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         003490 KS             MEETING DATE               3/18/2005
ISIN                  KR7003490000          AGENDA                     700650775 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         3/7/2005
SEDOL(S)              6496766

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the financial statements                                 Mgmt              For       *

2.          Approve the partial amendment to the Articles of Association     Mgmt              For       *

3.          Elect the Directors                                              Mgmt              For       *

4.          Elect the Outside Directors as an Audit Committee Member         Mgmt              For       *

5.          Approve the limit of remuneration for the Directors              Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
LAND AND HOUSE PUBLIC CO LTD
--------------------------------------------------------------------------------

SECURITY              Y5172C198             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         LH TB                 MEETING DATE               1/27/2005
ISIN                  TH0143010Z16          AGENDA                     700627574 - Management
CITY                  BANGKOK               HOLDINGS RECON DATE        1/7/2005
COUNTRY               THAILAND              VOTE DEADLINE DATE         1/19/2005
SEDOL(S)              6581930, 7538690

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve to certify the minutes of the AGM of the                 Mgmt              For       *
            shareholdersNo. 1/2547

2.          Approve the allocation of the fourth s year warrants             Mgmt              For       *
            toemployees who act as the Directors of the Company and
            itssubsidiaries ESOP

3.          Transact any other business                                      Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
LG CHEM LTD
--------------------------------------------------------------------------------

SECURITY              Y52758102             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         051910 KS             MEETING DATE               3/17/2005
ISIN                  KR7051910008          AGENDA                     700650535 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         3/4/2005
SEDOL(S)              6346913

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the 4th financial statements, cash dividend on           Mgmt              For       *
            ordinaryshares: KRW 1, 500, cash dividend on preferred
            shares: KRW1,550

2.          Approve the partial amendment to the Articles of                 Mgmt            Abstain     *
            Incorporationstock option f or staff

3.          Elect the Directors                                              Mgmt              For       *

4.          Approve the remuneration limit for the Directors                 Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
LG ELECTRONICS INC
--------------------------------------------------------------------------------

SECURITY              Y5275H177             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         066570 KS             MEETING DATE               3/11/2005
ISIN                  KR7066570003          AGENDA                     700647247 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/28/2005
SEDOL(S)              6520739

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the financial statements expected cash dividend on       Mgmt              For       *
            LGElectronics ord inary shares : KRW 1,500 and expected
            cashdividend on LG Electronics preferr ed shares : KRW
            1,550

2.          Approve the partial amendment to the Articles of                 Mgmt            Abstain     *
            Incorporation

3.          Elect the Directors                                              Mgmt              For       *

4.          Approve the limit of remuneration for the Directors              Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
LG ENGINEERING & CONSTRUCTION CO LTD
--------------------------------------------------------------------------------

SECURITY              Y5275B105             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         006360 KS             MEETING DATE               3/18/2005
ISIN                  KR7006360002          AGENDA                     700645053 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         3/7/2005
SEDOL(S)              6537096

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the balance sheet, income statement and statement        Mgmt              For       *
            ofappropriation of unappropriated retained earnings

2.          Amend the Articles of Incorporation                              Mgmt              For       *

3.          Elect the Directors                                              Mgmt              For       *

4.          Elect the Members of the Auditors' Committee                     Mgmt              For       *

5.          Approve the remuneration limit for the Directors                 Mgmt              For       *

6.          Amend the Article on the Retirement Benefit Plan for             Mgmt            Abstain     *
            theDirectors

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
LG INSURANCE CO LTD
--------------------------------------------------------------------------------

SECURITY              Y5275Z102             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         002550 KS             MEETING DATE               6/15/2005
ISIN                  KR7002550002          AGENDA                     700730814 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        3/31/2005
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         6/2/2005
SEDOL(S)              6162164, 6668899, B02PV21

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the balance sheet, income statement and                  Mgmt              For       *
            appropriationof unappropriate d retained earnings

2.1         Elect Mr. Ja Joon, Koo as a Director                             Mgmt              For       *

2.2         Elect Mr. Chan Soo, Shin as an Outside Director                  Mgmt              For       *

2.3         Elect Mr. Byung Cheol, Choi as an Outside Director               Mgmt              For       *

2.4         Elect Mr. Ki Heung, Kim as an Outside Director                   Mgmt              For       *

3.          Elect Mr. Chan Soo, Shin as a Member of the                      Mgmt              For       *
            Auditors'Committee who are Outsid e Directors

4.          Approve the limit of remuneration for the Directors              Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
LG PETROCHEMICAL CO LTD
--------------------------------------------------------------------------------

SECURITY              Y5276X106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         012990 KS             MEETING DATE               3/18/2005
ISIN                  KR7012990008          AGENDA                     700651640 - Management
CITY                  SEOUL KOREA           HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         3/7/2005
SEDOL(S)              6378701

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the financial statements                                 Mgmt              For       *

2.          Elect the Directors                                              Mgmt              For       *

3.          Elect the Member of Auditors' Committee                          Mgmt              For       *

4.          Approve the remuneration limit for the Directors                 Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
MAJOR CINEPLEX GROUP PUBLIC CO LTD
--------------------------------------------------------------------------------

SECURITY              Y54190130             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         MAJOR TB              MEETING DATE               7/14/2004
ISIN                  TH0671010Z16          AGENDA                     700556206 - Management
CITY                  BANGKOK               HOLDINGS RECON DATE        6/11/2004
COUNTRY               THAILAND              VOTE DEADLINE DATE         7/7/2004
SEDOL(S)              6614159, 7591046

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the minutes of the previous shareholders meeting         Mgmt              For       *

2.          Approve the restructuring of the shareholding structure          Mgmt            Abstain     *
            andmanagement plan ofthe Company, including the making
            oftender offer for all securities of EGV

3.          Approve the increase of the capital of the Company from          Mgmt              For       *
            THB772,000,000 to THB897,000,000 by issuing 125,000,000
            newordinary shares at par value of THB 1per share

4.          Amend Article 4 of the Memorandum of Association of              Mgmt              For       *
            theCompany in line with the increase of its registered
            capital

5.          Approve the allotment of new shares resulting from the           Mgmt              For       *
            capitalincrease to theshareholders and the holders of the
            warrants ofEGV and the allotment as a reserve for an
            additional exercise ofthe holders of the warrants of the
            Company

6.          Amend Article 4 paragraph 1 of the Articles of Association       Mgmt            Abstain     *

7.          Approve the process of having shares resulting from the          Mgmt              For       *
            capitalincrease whichthe Company will issue to swap with
            the sharesand the warrants of EGV register in the Stock
            Exchange ofThailand

8.          Other business                                                   Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
MAJOR CINEPLEX GROUP PUBLIC CO LTD
--------------------------------------------------------------------------------

SECURITY              Y54190130             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         MAJOR TB              MEETING DATE               7/14/2004
ISIN                  TH0671010Z16          AGENDA                     700565433 - Management
CITY                  TBA                   HOLDINGS RECON DATE        6/24/2004
COUNTRY               THAILAND              VOTE DEADLINE DATE         7/7/2004
SEDOL(S)              6614159, 7591046

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
*           PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING# 147821         Non-Voting
            DUE TO A CHANGE IN THE AGENDA. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED ANDYOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

*           PLEASE NOTE THAT PARTIAL AND SPLIT VOTING AREALLOWED.            Non-Voting
            THANK YOU.

1.          Consider and approve the minutes of the previous                 Mgmt              For       *
            shareholdersmeeting

2.          Consider and approve the amalgamation plan between               Mgmt              For       *
            theCompany and EGV Entertainment PLC by means of issuing
            newordinary shares of the Company to EGV shareholders
            and/orholders of warrants instead of cash payment of the
            sharesubscription and warrants price

3.          Consider and approve the capital increase of the Company         Mgmt              For       *
            fromBHT 772 millionto BHT 897 million by issuing 125
            million newordinary shares at a par value of BHT 1 each

4.          Consider and approve the amendment to Clause 4 of                Mgmt              For       *
            theMemorandum of Association of the Company to be in line
            withthe capital increase

5.          Consider and approve the allotment of new shares to              Mgmt              For       *
            EGVshareholders and holders of warrants in accordance with theamalgamation plan

6.          Consider and approve Article 4 paragraph 1 of the Articles       Mgmt            Abstain     *
            ofAssociation of the Company

7.          Consider and approve the listing on the set new shares to        Mgmt              For       *
            beissued by the Company in exchange for EGV shares
            andwarrants

8.          To consider any other business                                   Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
MAJOR CINEPLEX GROUP PUBLIC CO LTD
--------------------------------------------------------------------------------

SECURITY              Y54190130             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         MAJOR TB              MEETING DATE               12/16/2004
ISIN                  TH0671010Z16          AGENDA                     700614363 - Management
CITY                  BANGKOK               HOLDINGS RECON DATE        11/12/2004
COUNTRY               THAILAND              VOTE DEADLINE DATE         12/9/2004
SEDOL(S)              6614159, 7591046

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Adopt the minutes of the Extraordinary Shareholders              Mgmt              For       *
            MeetingNo. 1/2004

2.          Approve the transfer of legal reserves and premium of            Mgmt              For       *
            sharecapital to offseta retained loss

3.          Other business                                                   Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
MALAYSIA INTERNATIONAL SHIPPING CORPORATION BHD MI
--------------------------------------------------------------------------------

SECURITY              Y5625T111             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         MISC MK               MEETING DATE               8/12/2004
ISIN                  MYF3816O1005          AGENDA                     700574571 - Management
CITY                  KUALA LUMPUR          HOLDINGS RECON DATE        8/9/2004
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         8/4/2004
SEDOL(S)              6557759, 6558031

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the audited financial statements for the       Mgmt              For       *
            FYE31 MAR 2004andthe reports of the Directors and the
            Auditorsthereon

2.          Declare a final dividend of 15 sen per share and a               Mgmt              For       *
            specialdividend of 10 senper share Malaysian Income Tax
            exempted inrespect of the FYE 31 MAR 2004

3.1         Re-elect, pursuant to Article 95 of the Company s Article        Mgmt              For       *
            ofAssociation, Mr.Dato Halipah binti Esa as a Director

3.2         Re-elect, pursuant to Article 95 of the Company s Article        Mgmt              For       *
            ofAssociation, Mr.Dato Shamsul Azhar bin Abbas as a
            Director

3.3         Re-elect, pursuant to Article 97 of the Company s Article        Mgmt              For       *
            ofAssociation, Mr.Dato Sri Liang Kim Bang as a Director

4.          Approve the Director s fees for the FYE 31 MAR 2004              Mgmt              For       *

5.          Re-appoint Messrs. Ernst and Young as the Auditors of            Mgmt              For       *
            theCompany and authorize the Directors to fix their
            remuneration

6.          Transact other business                                          Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
MAXIS COMMUNICATIONS BHD
--------------------------------------------------------------------------------

SECURITY              Y5903J108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         MAXIS MK              MEETING DATE               6/23/2005
ISIN                  MYL5051OO007          AGENDA                     700737010 - Management
CITY                  KUALA LUMPUR          HOLDINGS RECON DATE        6/20/2005
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         6/14/2005
SEDOL(S)              6530523, B06P1C7

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            Receive the Directors' report and the financial statements       Non-Voting
            for theFYE 31 DEC 2004 and the Auditors' report thereon

1.          Declare the following final dividends for the FYE 31 DEC         Mgmt              For       *
            2004: i)10.00 sen pe r ordinary share, tax exempt; and ii)
            8.33 sen perordinary share less Malaysi an Income Tax at
            28%

2.          Re-elect Mr. Y. Bhg. Dato' Jamaludin bin Ibrahim as a            Mgmt              For       *
            Directorwho retires by rotation pursuant to Article 114 of the Company'sArticles of Association

3.          Re-elect Mr. Encik Augustus Ralph Marshall as a Director         Mgmt              For       *
            whoretires by rotati on pursuant to Article 114 of the
            Company'sArticles of Association

4.          Re-elect Encik Chan Chee Beng as a Director who                  Mgmt              For       *
            retirespursuant to Article 12 1 of the Company's Articles
            of Association

5.          Re-appoint Messrs. PricewaterhouseCoopers as the Auditors        Mgmt              For       *
            ofthe Company and a uthorise the Directors to fix
            theirremuneration

6.          Authorize the Directors, pursuant to Section 132D of             Mgmt              For       *
            theCompanies Act, 1965, to issue shares in the Company at
            anytime and upon such terms and conditions and for such
            purposesas the Directors may, in their absolute
            discretion, deem fitprovided that the aggregate number of
            shares to be issued doesnot exceed 10% of the issued share capital of the Company forthe time being, subject al ways
            to the approval of all the relevantregulatory bodies, if
            required, being obtained for such allotmentand issue;
            Authority expires at the conclusion o f the next AGM

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
MAXIS COMMUNICATIONS BHD
--------------------------------------------------------------------------------

SECURITY              Y5903J108             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         MAXIS MK              MEETING DATE               6/23/2005
ISIN                  MYL5051OO007          AGENDA                     700740017 - Management
CITY                  KUALA LUMPUR          HOLDINGS RECON DATE        6/20/2005
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         6/14/2005
SEDOL(S)              6530523, B06P1C7

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Authorize the Company and its subsidiaries, pursuant             Mgmt              For       *
            toParagraph 10.09 of the Listing Requirements of Bursa
            MalaysiaSecurities Berhad, to enter into recur rent
            related partytransactions of a revenue or trading nature
            with: i) MEASATBroadcast Network Systems Sdn Bhd; ii)
            Multimedia InteractiveTechnologies Sd n Bhd; and iii)
            Airtime Management andProgramming Sdn Bhd as specified,
            provi ded that suchtransactions are necessary for the
            day-to-day operations of theCompany and its subsidiaries
            and are carried out in the ordinarycourse of bus iness on
            normal commercial terms and on termswhich are not more
            favorable to the parties with which suchrecurrent
            transactions are to be entered into than those
            generallyavailable to the public and are not detrimental
            to the minori tyshareholders of the Company; Authority
            expires the earlier ofthe conclusi on of the next AGM of
            the Company or theexpiration of the period within which
            the next AGM required to beheld pursuant to Section
            143(1) of the Companies Act, 1965 butshall not extend to
            such extension as allowed pursuant to Section 143(2) of
            the Companies Act, 1965 ; and authorize theDirector of the
            Compa ny to complete and do all such acts andthings
            including executing all such d ocuments as required asthey may consider expedient or necessary to give effe ct to
            thisresolution

2.          Authorize the Company and its subsidiaries, pursuant             Mgmt              For       *
            toParagraph 10.09 of the Listing Requirements of Bursa
            MalaysiaSecurities Berhad, to enter into recur rent
            related partytransactions of a revenue or trading nature
            with: i) SRG As iaPacific Sdn Bhd; and ii) UT Hospitality
            Services Sdn Bhdformerly known a s Kiara Samudra Sdn Bhd ;
            and iii) Bonus KadLoyalty Sdn Bhd as specified, pro vided
            that such transactionsare necessary for the day-to-day
            operations of th e Companyand its subsidiaries and are
            carried out in the ordinary course ofb usiness on normal
            commercial terms and on terms which arenot more favorable
            t o the parties with which such recurrenttransactions are
            to be entered into th an those generallyavailable to the
            public and are not detrimental to the mino
            rityshareholders of the Company; Authority expires the
            earlier ofthe conclu sion of the next AGM of the Company
            or theexpiration of the period within whi ch the next AGM
            is required tobe held pursuant to Section 143(1) of the
            Compa nies Act, 1965

            but shall not extend to such extension as may be allowed pursuant to Section 143(2) of the Companies Act 1965 ; and authorizethe Director o f the Company to complete and do all such actsand things including executing all such documents as requiredas they consider expedient or necessary to gi ve effect to thisresolution

3.          Authorize the Company and its subsidiaries, pursuant             Mgmt              For       *
            toParagraph 10.09 of the Listing Requirements of Bursa
            MalaysiaSecurities Berhad, to enter into recur rent
            related partytransactions of a revenue or trading nature
            with MEASAT Satellite Systems Sdn Bhd formerly known as
            Binariang SatelliteSystems Sdn Bhd as specified, provided
            that such transactionsare necessary for the day-to-da y
            operations of the Companyand its subsidiaries and are
            carried out in the or dinary course ofbusiness on normal
            commercial terms and on terms which areno t more favorable to MEASAT Satellite Systems Sdn BHDformerly known as
            Binari ang Satellite Systems Sdn Bhd thanthose generally
            available to the public an d are not detrimental tothe
            minority shareholders of the Company; Authority expires
            theearlier of the conclusion of the next AGM of the
            Company or theex piration of the period within which the
            next AGM is required tobe held pursua nt to Section 143(1)
            of the Companies Act, 1965but shall not extend to such
            extension as may be allowedpursuant to Section 143(2) of
            the Companies Act

            19 65 ; andauthorize the Director of the Company to complete and do allsuch act s and things including executing all such documents asrequired as they cons ider expedient or necessary to give effectto this resolution

4.          Authorize the Company and its subsidiaries, pursuant             Mgmt              For       *
            toParagraph 10.09 of the Listing Requirements of Bursa
            MalaysiaSecurities Berhad, to enter into recur rent
            related partytransactions of a revenue or trading nature
            with: i) TGV Ci nemasSdn Bhd formerly known as Tanjong
            Golden Village Sdn Bhd ;ii) Pan Mal aysian Pools Sdn Bhd;
            and iii) Tanjong City CentreProperty Management Sdn Bhd as
            specified, provided that suchtransactions are necessary
            for the day-to-da y operations of theCompany and its
            subsidiaries and are carried out in the or dinarycourse of business on normal commercial terms and on termswhich are
            no t more favorable to the parties with which
            suchrecurrent transactions are to be entered into than
            those generallyavailable to the public and are not detri
            mental to the minorityshareholders of the Company;
            Authority expires the ear lier ofthe conclusion of the
            next AGM of the Company or the expirationof the period
            within which the next AGM required to be heldpursuant to
            Section 143( 1) of the Companies Act, 1965 butshall not
            extend to such extension as allow ed pursuant toSection
            143(2) of the Companies Act, 1965 ; and authorize the
            Director of the Company to complete and do all such acts
            andthings including executing all such documents as
            required asthey may consider expedient or ne cessary to
            give effect to thisresolution

5.          Authorize the Company and its subsidiaries, pursuant             Mgmt              For       *
            toParagraph 10.09 of the Listing Requirements of Bursa
            MalaysiaSecurities Berhad, to enter into recur rent
            related partytransactions of a revenue or trading nature
            with: i) Oakwoo dSdn Bhd; ii) AmProperty Trust Management
            Bhd; and iii)AmProperty Holdings S dn Bhd; iv) AmFinance
            Berhad; v)Resorts World Berhad Genting Hignlands Berhad ,
            Genting GolfCourse Berhad, Resorts Facilities Services Sdn
            Bhd; vi) AsiaticLand Developemnt Sdn Bhd; vii) Genting
            Sanyen IndustrialPaper Sdn Bhd; and v iii) Asiatic
            Development Berhad asspecified, provided that such
            transactions are necessary for theday-to-day operations of the Company and its subsidiarie s andare carried out in
            the ordinary course of business on normalcommercial terms
            and on terms which are not more favorable tothe parties
            with which such recurrent transactions are to beentered
            into than those generally available to the public and
            arenot detrimental to the minority shareholders of the
            Comp any;Authority expires the earlier of the conclusion
            of the next AGM ofthe

            C ompany or the expiration of the period within which thenext AGM required to b e held pursuant to Section
            143(1) of theCompanies Act, 1965 but shall not ex tend to such extension asallowed pursuant to Section 143(2) of the Companies Act, 1965 ;and authorize the Director of the
            Company to complete and doall s uch acts and things including executing all such documentsas required as th ey may consider expedient or necessary togive effect to this resolution

6.          Authorize the Company and its subsidiaries, pursuant             Mgmt              For       *
            toParagraph 10.09 of the Listing Requirements of Bursa
            MalaysiaSecurities Berhad, to enter into recur rent
            related partytransactions of a revenue or trading nature
            with HeiTech Pa duBerhad as specified, provided that such
            transactions arenecessary for the day-to-day operations of the Company and itssubsidiaries and are carried out in the ordinary course ofbusiness on normal commercial terms and
            on terms whi ch arenot more favorable to the parties with
            which such recurrenttransaction s are to be entered into
            than those generallyavailable to the public and are not
            detrimental to the minorityshareholders of the Company;
            Authority expire s the earlier ofthe conclusion of the
            next AGM of the Company or the expiration of the period
            within which the next AGM required to be heldpursuant to
            Sec tion 143(1) of the Companies Act, 1965 butshall not
            extend to such extension as allowed pursuant toSection
            143(2) of the Companies Act, 1965 ; and author ize
            theDirector of the Company to complete and do all such
            acts andthings i ncluding executing all such documents as
            required asthey may consider expedi ent or necessary to
            give effect to thisresolution

7.          Authorize the Board of Directors, at any time, and from          Mgmt              For       *
            time totime during th e period commencing from the date on which thisresolution is passed the appr oval date , to
            offer and grant to Mr.Dato' Jamaludin bin Ibrahim, the
            Chief E xecutive officer and anExecutive Directors of the
            Company, in accordance with andsubject to the Provisions
            of the Bye-Laws governing theCompany's Employe e Share
            option Scheme ESOS and theterms of the Contract of service between the Company and Mr.Dato' Jamaludin bin Ibrahim,
            option or options to subscrib e for

            up to a maximum of 1,000,000 ordinary shares of MYR
            0.10each in the Com pany available under the ESOS;
            Authorityexpires the earlier of the conclusio n of the AGM of the Companycommencing next after the approval date or the exp iration of theperiod within which the next AGM of the Company is required bylaw to be held

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
NATIONAL THERMAL POWER CORP LTD
--------------------------------------------------------------------------------

SECURITY              Y6206E101             MEETING TYPE               Other Meeting
TICKER SYMBOL         NATP IN               MEETING DATE               5/23/2005
ISIN                  INE733E01010          AGENDA                     700707269 - Management
CITY                  TBA                   HOLDINGS RECON DATE        5/19/2005
COUNTRY               INDIA                 VOTE DEADLINE DATE         5/6/2005
SEDOL(S)              B03WDV4

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
S.1         Amend, pursuant to the provisions of the Section 17 and          Mgmt            Abstain     *
            otherapplicable provi sions of the Companies Act, 1956 or
            anyamendment, modification or supersessio n thereof, the
            existingClause 4 of the Memorandum of Association of the
            Compa ny

            PLEASE NOTE THAT THIS IS A POSTAL MEETINGANNOUNCEMENT. A         Non-Voting
            PHYSICAL MEETING IS NOT BEINGHELD FOR THIS COMPANY.
            THEREFORE, MEETINGATTENDANCE REQUESTS ARE NO T VALID FOR
            THISMEETING. IF YOU WISH TO VOTE, YOU MUST RETURNYOUR
            INSTRUCTIO NS BY THE INDICATED CUTOFF DATE.THANK YOU.

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
PEOPLE'S FOOD HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              G7000R108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         PFH SP                MEETING DATE               4/28/2005
ISIN                  BMG7000R1088          AGENDA                     700685538 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        4/26/2005
COUNTRY               BERMUDA               VOTE DEADLINE DATE         4/18/2005
SEDOL(S)              6336334, 6561385

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the Directors' report and the audited          Mgmt              For       *
            accountsof the Compan y and its subsidiaries for the FYE
            31 DEC 2004

2.          Declare a final dividend of HKD 0.112 per ordinary share         Mgmt              For       *
            tax notapplicable fo r the YE 31 DEC 2004

3.          Re-elect Mr. Ming Kam Sing as a Director pursuant to             Mgmt              For       *
            Bye-law86 (1) of the Com pany's Bye-laws

4.          Re-elect Mr. Mr. Chng Hee Kok as a Director pursuant to          Mgmt              For       *
            Bye-law 86 (1) of the Company's Bye-laws

5.          Approve the Directors' fees of HKD 731,000 for the YE 31         Mgmt              For       *
            DEC2004

6.          Appoint Grant Thornton as the Company's Auditors in place        Mgmt              For       *
            ofthe retiring Audi tors, Ernst & Young and authorize the
            Directorsto fix their remuneration

7.          Authorize the Directors, pursuant to the Bye-Laws of             Mgmt            Abstain     *
            theCompany and Rule 806( 2) of the Singapore
            ExchangeSecurities Trading Limited, to allot and issue
            shares in theCompany at any time and upon such terms and
            conditions andfor suc h purposes as the Directors may, in
            their absolutediscretion, deem fit, the a ggregate number
            of shares issued notexceeding 50% of the issued share
            capital of the Company, ofwhich the aggregate number of
            shares to be issued other th anon a pro-rata basis to the
            shareholders on a fixed record datedoes not exc eed 20% of the issued share capital of theCompany; Authority expires
            the ear lier of the conclusion of thenext AGM of the
            Company or the date of the next AGM of theCompany as
            required by law

8.          Authorize the Directors, pursuant to and in accordance           Mgmt            Abstain     *
            with theCompanies Act 1981 of Bermuda, the Listing Manual
            of theSingapore Exchange Securities Tradi ng Limited
            "SGX-STListing Rules" and the Rules Governing the Listing
            of Sec uritieson The Stock Exchange of Hong Kong Limited
            "HKSE ListingRules" as amended from time to time and the
            Guidelines onShare Repurchases by the Comp any, to
            purchase shares in thecapital of the Company "Shares" of
            up to 10% of the aggregatenominal value of the share
            capital of the Company in issue as at

            the date of the passing of this resolution, on the stock exchangein Hong Kong, the stock exchange in Singapore and on anyother stock exchange on which the Shares may be listed andwhich is recognized by The Stock Exchange of Hong KongLimited "HKSE" and the Securities and Futures
            Commission ofHong Kong for this purpose during the approved period asspecified; Authority expires the earlier of the conclusion of thenext AGM of the Company or the date of th e next AGM of theCompany as required by law

            Transact other business                                          Non-Voting

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
POSCO
--------------------------------------------------------------------------------

SECURITY              Y70334100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         005490 KS             MEETING DATE               2/25/2005
ISIN                  KR7005490008          AGENDA                     700634024 - Management
CITY                  KANGNAM               HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/14/2005
SEDOL(S)              6693233

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the balance sheet and statement of income for 2004       Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
POSCO
--------------------------------------------------------------------------------

SECURITY              Y70334100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         005490 KS             MEETING DATE               2/25/2005
ISIN                  KR7005490008          AGENDA                     700639606 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/14/2005
SEDOL(S)              6693233

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING214895 DUE       Non-Voting
            TO CHANGE IN THE A GENDA. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

1.          Approve the balance sheet, income statement and the              Mgmt              For       *
            statementof appropriation of unappropriated retained
            earnings

2.1         Elect the outside Directors                                      Mgmt              For       *

2.2         Elect the outside Directors who is Member of the                 Mgmt              For       *
            Auditors'Committee

2.3         Elect the Executive Directors                                    Mgmt              For       *

3.          Approve the remuneration limit of for the Directors              Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
PT BANK CENTRAL ASIA TBK
--------------------------------------------------------------------------------

SECURITY              Y7123P120             MEETING TYPE               MIX
TICKER SYMBOL         BBCA IJ               MEETING DATE               5/26/2005
ISIN                  ID1000098403          AGENDA                     700711270 - Management
CITY                  TBA                   HOLDINGS RECON DATE        5/10/2005
COUNTRY               INDONESIA             VOTE DEADLINE DATE         5/16/2005
SEDOL(S)              B01C1P6, B01F7F7

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
A.1         Approve the Directors annual report for year 2004                Mgmt              For       *

A.2         Approve the financial statement for year 2004 and acquit         Mgmt              For       *
            et decharge

A.3         Approve the profit allocation                                    Mgmt              For       *

A.4         Approve to change the Board of Directors and Commissioners       Mgmt              For       *

A.5         Approve the remuneration of the Directors and Commissioners      Mgmt              For       *

A.6         Appoint public Accountant                                        Mgmt              For       *

A.7         Approve the interim dividend distribution for year 2005          Mgmt              For       *

E.1         Approve the Company to buy back shares                           Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
PT HANJAYA MANDALA SAMPOERNA TBK
--------------------------------------------------------------------------------

SECURITY              Y7121Z146             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         HMSP IJ               MEETING DATE               10/27/2004
ISIN                  ID1000074008          AGENDA                     700595652 - Management
CITY                  JAKARTA               HOLDINGS RECON DATE        10/12/2004
COUNTRY               INDONESIA             VOTE DEADLINE DATE         10/18/2004
SEDOL(S)              6404242

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the distribution of part of the Company s                Mgmt              For       *
            relatedearnings as cash dividend

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
PT INTERNATIONAL NICKEL INDONESIA TBK
--------------------------------------------------------------------------------

SECURITY              Y39128130             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         INCO IJ               MEETING DATE               3/30/2005
ISIN                  ID1000098700          AGENDA                     700661259 - Management
CITY                  JAKARTA               HOLDINGS RECON DATE        3/10/2005
COUNTRY               INDONESIA             VOTE DEADLINE DATE         3/18/2005
SEDOL(S)              B0217K9, B03NQ07

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Opening                                                          Mgmt              For       *

2.          Approve the report of the Board of Directors                     Mgmt              For       *

3.          Approve the report of the Board of Commissioners                 Mgmt              For       *

4.          Approve and ratify the Company's financial statements for        Mgmt              For       *
            theYE 31 DEC 2004

5.          Approve the appropriation of the Company profits                 Mgmt              For       *
            andconsideration of dividend for the YE 31 DEC 2004

6.          Appoint the Member of the Board of Commissioners                 Mgmt              For       *

7.          Appoint the Members of the Board of Directors                    Mgmt              For       *

8.          Appoint the External Auditors to audit Company's                 Mgmt              For       *
            financialstatements for the YE 31 DEC 2005

9.          Transact such other business                                     Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
PT TELEKOMUNIKASI INDONESIA (PERSERO) TBK
--------------------------------------------------------------------------------

SECURITY              Y71474137             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         TLKM IJ               MEETING DATE               6/24/2005
ISIN                  ID1000099104          AGENDA                     700736741 - Management
CITY                  JAKARTA               HOLDINGS RECON DATE        6/1/2005
COUNTRY               INDONESIA             VOTE DEADLINE DATE         6/14/2005
SEDOL(S)              B02ZK79, B0316D4, B031J46

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the Company's annual report for the FY 2004              Mgmt              For       *

2.          Ratify the Company's audited consolidated financial              Mgmt              For       *
            statementsfor the FY 2004 and acquittal and grant
            discharge to the Board ofDirectors and Board of Comm
            issioners

3.          Approve to determine the profit utilization of FY 2004,          Mgmt              For       *
            includingdistribution of dividend

4.          Appoint a Public Accountant to audit the Company records         Mgmt              For       *
            forFY 2005

5.          Approve to determine the compensation for the Board              Mgmt              For       *
            ofDirectors and Board of Commissioners for the FY 2005

6.          Appoint the Members of the Board of Directors for the            Mgmt              For       *
            period of2005-2010

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD
--------------------------------------------------------------------------------

SECURITY              Y7145P132             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         PTTEP TB              MEETING DATE               4/5/2005
ISIN                  TH0355010Z16          AGENDA                     700649859 - Management
CITY                  BANGKOK               HOLDINGS RECON DATE        3/15/2005
COUNTRY               THAILAND              VOTE DEADLINE DATE         3/28/2005
SEDOL(S)              4466891, 6290333

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the minutes of the 2004 general shareholder's            Mgmt              For       *
            meeting

2.          Acknowledge the Company's performance for the year 2004          Mgmt              For       *
            andapprove the 2004 f inancial statements

3.          Approve the 2004 dividend payment of THB 9 per share             Mgmt              For       *
            toshareholders

4.          Appoint the new Directors in replacement of the 5                Mgmt              For       *
            Directors whoare due to ret ire by rotation

5.          Approve to adjust the Directors remuneration                     Mgmt              For       *

6.          Appoint the Auditor and approve to set his/her remuneration      Mgmt              For       *

7.1         Approve that the Director must owe fiduciary duty and            Mgmt            Abstain     *
            performDirector respons ibility for the Company and must
            not beingalleged for breach of duty, neglect , omissions
            or gross negligent

7.2         Approve that the Directors are being indemnified or claimed      Mgmt            Abstain     *

7.3         Approve that the Company will protect the Director by            Mgmt            Abstain     *
            paying forall concerned expenses and loss (if any)

7.4         Approve that the Company will protect the retired Director       Mgmt            Abstain     *
            untilthe end of th e claims

8.          Approve the issuance and offering of 2.8 million units of        Mgmt              For       *
            warrantsto purchase the Company's common shares for
            Managementand employees for the year 2005

9.          Approve the allotment of the 2.8 million shares,                 Mgmt              For       *
            registered in theyear 2002 a nd in the year 1998, reserved for the exercise ofright under warrants issued for the
            Management and employeesfor the year 2005, as proposed in
            Resolution 8

10.         Other business                                                   Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
REGAL HOTELS INTERNATIONAL HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              G7475M121             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         78 HK                 MEETING DATE               6/16/2005
ISIN                  BMG7475M1212          AGENDA                     700707524 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        6/13/2005
COUNTRY               BERMUDA               VOTE DEADLINE DATE         6/6/2005
SEDOL(S)              6730204, 7791244, B06M2R0

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the audited financial statements and the reports         Mgmt              For       *
            of theDirectors and the Auditors for the YE 31 DEC 2004

2.          Declare a final dividend for the YE 31 DEC 2004 of HKD 0.5       Mgmt              For       *
            centper ordinary s hare

3.          Elect the Directors                                              Mgmt              For       *

4.          Appoint the Auditors and authorize the Board of Directors        Mgmt              For       *
            to fixtheir remuner ation

5.A         Authorize the Directors to purchase shares and warrants in       Mgmt            Abstain     *
            thecapital of the Company, subject to and in accordance
            with allapplicable laws and the require ments of the Rules
            Governingthe Listing of Securities on The Stock Exchange o
            f Hong KongLimited; the aggregate nominal amount of
            ordinary shares ofHKD 0. 01 each in the capital of the
            Company Ordinary Shareswhich may be purchased by the
            Company, shall not exceed 10%of the aggregate nominal
            amount of the o rdinary shares in issueat the date of this resolution, and the said approval shall belimited
            accordingly; the aggregate nominal amount of 5
            1/4%Convertib le Cumulative Redeemable Preference Shares
            of USD10.00 each in the capital of the Company
            ConvertiblePreference Shares which may bepurch ased by the
            Com panypursuant to paragraph (a) above shall not exceed
            10% of theaggregate nom inal amount of the Convertible
            PreferenceShares in issue at the date of this resolution,
            and the saidapproval shall be limited accordingly; the
            aggregate amount ofsubscription rights attached to the
            2007 Warrants which may bepurch ased by the Company
            pursuant to paragraph (a) shall notexceed 10% of the tota
            l amount of subscription rights attachedto the 2007
            Warrants outstanding at t he date of this Resolution,and
            the said approval shall be limited accordingly ;
            Authorityexpires the earlier of the conclusion of the next
            AGM of theComp any or the expiration of the period within
            which the nextAGM is required by t he Bye-laws of the
            Company or TheCompanies Act 1981 of Bermuda or any other a pplicable law ofBermuda to be held

5.B         Authorize the Directors to issue, allot and dispose of           Mgmt              For       *
            additionalordinary sha res of the Company including making and grantingoffers, agreements and optio ns which would or might requireordinary shares to be issued, allotted or
            disp osed of, whetherduring or after the end of the
            relevant period ; provided tha t,otherwise than pursuant
            to a rights issue where ordinary sharesare offered to
            shareholders on a fixed record date in proportionto their
            then holdings o f ordinary shares subject to
            suchexclusions or other arrangements as the Dir ectors may deemnecessary or expedient in relation to fractional
            entitlements orhaving regard to any restrictions or
            obligations under the laws of,or the requirements of any
            recognized regulatory body or anystock exchange in, any t
            erritory outside Hong Kong , theadditional Ordinary Shares issued, allotted o r disposed ofincluding Ordinary Shares
            agreed conditionally or unconditionally to be issued,
            allotted or disposed of, whether pursuant to anoption or
            oth erwise shall not in aggregate exceed 20% of
            theaggregate nominal amount of t he ordinary shares in
            issue at thedate of this resolution, and the said appro
            val shall be limitedaccordingly

5.C         Approve to extend the general mandate granted to the             Mgmt            Abstain     *
            Directorsunder Resolutio n 5(B) by the addition of an
            amount representingthe aggregate nominal amount of
            ordinary shares purchased bythe Company pursuant to the
            general mandate ap proved inResolution 5(A)

6.          Transact any other business                                      Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
REGAL HOTELS INTERNATIONAL HOLDINGS LTD
--------------------------------------------------------------------------------

SECURITY              G7475M121             MEETING TYPE               Special General Meeting
TICKER SYMBOL         78 HK                 MEETING DATE               6/16/2005
ISIN                  BMG7475M1212          AGENDA                     700735004 - Management
CITY                  CAUSEWAY BAY          HOLDINGS RECON DATE        6/14/2005
COUNTRY               BERMUDA               VOTE DEADLINE DATE         6/6/2005
SEDOL(S)              6730204, 7791244, B06M2R0

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve and adopt that: (A) the share option scheme of           Mgmt            Abstain     *
            theCompany a copy of the rules of which has been produced
            to themeeting marked "A" and initialed b y the Chairman of thismeeting for identification purposes (the Scheme); (B)
            theDirectors of the Company acting together, individually
            or bycommittee (th e Directors) any amendments to the
            rules of theScheme as may be acceptable or not objected by the StockExchange of Hong Kong Limited, and to take all
            such steps asmay be necessary, desirable or expedient to
            carry into effect andad minister the Scheme subject to and in accordance with theterms thereof; (C) s ubject to
            paragraph (D) of this resolution, theDirectors are
            authorized to gr ant options under the Scheme andto allot, issue and otherwise deal with new o rdinary shares ofpar
            value HKD 0.01 each in the share capital of the
            Company("Shares") upon the exercise of options to be
            granted under theScheme subject to and in accordance with
            the terms thereof; and(D) the aggregate nominal am ount of
            Shares to be allotted andissued pursuant to paragraph (C)

            of this res olution, together withthat of any Shares to be allotted and issued upon the e xercise ofany options granted or to be granted under any other shareoption s cheme of the Company as may from time to time beadopted by the Company, shall not exceed the aggregate of 10%of the ordinary share capital of the Company in issue as at thedate of the passing of this resolution

2.          Approve, the conditional grant of options in respect             Mgmt            Abstain     *
            of200,000,000 Shares at an exercise price of HKD 0.75 per
            Shareunder the Scheme by the Directors to M r. Lo Yuk Sui,
            who is asubstantial shareholder of the Company, as
            specified to itsshareholders a copy of which has been
            produced to thismeeting marked "B" and initialed by the
            Chairman of this meetingfor identification purposes and
            authorize the Directors to take allsuch steps as may be
            necessary, desi rable or expedient to carryinto effect
            such conditional grant of options in a ccordance withthe
            terms of the Scheme

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
RESORTS WORLD BHD
--------------------------------------------------------------------------------

SECURITY              Y7368M113             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         RNB MK                MEETING DATE               6/28/2005
ISIN                  MYL4715OO008          AGENDA                     700734153 - Management
CITY                  KUALA LUMPUR          HOLDINGS RECON DATE        6/23/2005
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         6/17/2005
SEDOL(S)              6731962, B02HLD8

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the financial statements for the FYE 31        Mgmt              For       *
            DEC2004 and the Dir ector's and the Auditors' reports
            thereon

2.          Declare a final dividend                                         Mgmt              For       *

3.          Approve the Directors' fees of MYR 575,000 for the FYE 31        Mgmt              For       *
            DEC2004 2003: MYR 548,082

4.          Re-elect Mr. Tan Sri Lim Kok Thay as a Director, pursuant        Mgmt              For       *
            toArticle 99 of the Company's Articles of Association

5.          Re-elect Mr. Tan Sri Clifford Francis Herbert as a               Mgmt              For       *
            Director,pursuant to Artic le 99 of the Company's Articles of Association

6.          Re-appoint Mr. Tan Sri Alwi Jantan as a Director, pursuant       Mgmt              For       *
            toSection 129 of t he Companies Act 1965 to hold office
            until thenext AGM

7.          Re-appoint the Auditors and authorize the Directors to fix       Mgmt              For       *
            theirremuneration

8.          Authorize the Director, subject to the Companies Act 1965,       Mgmt              For       *
            theArticles of Ass ociation of the Company and pursuant to
            Section132D of the Companies Act, 196 5, to issue and
            allot shares inthe Company from time to time and upon such te rms andconditions and for such purposes as the
            Directors may deem fitprovide d that the aggregate number
            of shares issued does notexceed 10% of the issued and
            paid-up share capital of theCompany for the time being and to obtain the approval for thelisting of and quotation for the additional shares so issued onBursa Malaysia
            Securities Berhad; Authority expires at theconclusion of
            the next AGM of the Company

9.          Authorize the Company, subject to compliance with                Mgmt              For       *
            theCompanies Act, 1965, of the listing requirements of
            BursaMalaysia Securities Berhad Bursa Malaysia or any
            otherregulatory authorities, to utilize an amount not
            exceeding the total etained profits and share premium of
            the Company topurchase such amount o f ordinary shares of
            MYR 0.05 each inthe Company as may be determined by the
            Directors of the

            Company from time to time on Bursa Malaysia upon such termsa nd conditions as the Directors may deem fit and expedient inthe interest of t he Company provided that the aggregate numberof shares to be purchased pursua nt to this Resolution dose notexceed 109,184,000 ordinary shares of MYR 0.05 eachrepresenting 10% of the issued and paid-up share capital of theCompany a s at 29 APR 2005 based on the audited financialstatements for the FYE 31 DEC 2004 the Company retainedprofits and share premium accounts were MYR 5,7602.2 millionand MYR 33.3 million respectively; Authority expires at theconclusi on of the next AGM of the Company and the Directorsof the Company to decide in their discretion to retain the ordinaryshares in the Company so purchased by the Company astreasury shares and/or cancel them and/or the treasury share sor to distribute them as share dividend and/or subsequentlycancel them; and authorize the Directors of the Company to takeall such steps as are necessar y including the appointment of upto 2 participating organizations as defined in the Bursa Malaysia listing Requirements and the opening and mainting of Ce ntralDepository Accounts designated as share buy-back accountsand to enter into agreements and arrangements with any party orparties to implement, final ise and give full effect to the aforesaidwith full powers to assent to any co nditions, modifications,variations and/or amendments if any as may be impos ed bythe relevant authorities

            Transact any other business                                      Non-Voting

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
RESORTS WORLD BHD
--------------------------------------------------------------------------------

SECURITY              Y7368M113             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         RNB MK                MEETING DATE               6/28/2005
ISIN                  MYL4715OO008          AGENDA                     700753254 - Management
CITY                  KUALA LUMPUR          HOLDINGS RECON DATE        6/23/2005
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         6/17/2005
SEDOL(S)              6731962, B02HLD8

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Authorize: the Company to authorize Sierra Springs Sdn           Mgmt            Abstain     *
            Bhd"SS" , a wholly-ow ned subsidiary of the Company to
            authorizeRWL, a wholly-owned subsidiary of S S, to enter
            intoarrangement s and/or agreement s for the disposal by
            RWL toGIPLC of its entire equity interest in Geremi,
            comprising 2ordinary shares o f USD 1.00 each, for a
            consideration of USD4.6 million to be satisfied by the
            issuance of 26,136,364 newGIPLC Shares at an issue price
            of USD 0.176 per GI PLC Share;and the Directors of the
            Company, SS and RWL to take all suchsteps and to enter
            into and execute all commitments,transactions, deeds,
            agreement s, arrangements, undertakings,indemnities,
            transfers, assignments and guarant ees as theymay deem
            fit, necessary, expedient and/or appropriate in orderto
            implement, finalise and give full effect to the
            ProposedDisposal with full po wers to assent to any
            conditions,modifications, revaluations, variations and/ or amendments, asmay be required by any relevant
            authority/authorities and/or anyamendments, variations
            and/or modifications as they may deemfit, necessa ry,
            expedient and/or appropriate in the interest of

            theCompany and/or any of its aforesaid subsidiaries as may beapproved by any relevant authority/author ities if such approval sare required

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SAMSUNG ELECTRS LTD
--------------------------------------------------------------------------------

SECURITY              Y74718100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         005930 KS             MEETING DATE               2/28/2005
ISIN                  KR7005930003          AGENDA                     700639327 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/15/2005
SEDOL(S)              6771720

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the balance sheet, income statement and the              Mgmt              For       *
            statementof the appropria tion of retained earning draft
            for the 36th FYfrom 01 JAN 2004 to 31 DEC 20 04; the cash
            dividendexcluding interim dividends , dividend per share:
            KRW 5 ,000common and KRW 5,050 preferred

2.          Approve to appoint the Mr. In-Joo Kim as an Executive            Mgmt              For       *
            Directoras specified

3.          Approve to limit the remuneration for the Directors              Mgmt              For       *

            PLEASE NOTE THAT THIS IS A REVISION DUE TO DETAILEDAGENDA.       Non-Voting
            IF YOU HAVE ALREA DY SENT IN YOUR VOTES,PLEASE DO NOT
            RETURN THIS PROXY FORM UNLESS YOUDECIDE TO AMEND YOUR
            ORIGINAL INSTRUCTIONS.THANK YOU.

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SATYAM COMPUTER SERVICES LTD
--------------------------------------------------------------------------------

SECURITY              Y7530Q141             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         SCS IN                MEETING DATE               1/7/2005
ISIN                  INE275A01028          AGENDA                     700625203 - Management
CITY                  SECUNDERABAD          HOLDINGS RECON DATE        1/5/2005
COUNTRY               INDIA                 VOTE DEADLINE DATE         12/27/2004
SEDOL(S)              6241858

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
S.1         Authorize the Board of Directors of the Company the Board,       Mgmt              For       *
            toinclude any Committee of Directors , in accordance with
            theprovisions of Issue of Foreign Currency Convertible
            Bonds andOrdinary Shares Through Depository Receipt
            MechanismScheme, 1993, Foreign Exchange Management Act,
            1999FEMA including any statutory modification or
            re-enactmentthereof, for the time being in forceand any
            other applicableprovisions, schemes, rules & regulations,
            guidelinesand circularsissued by Reserve Bank of India or
            any other authority andsubject to the approval, consent,
            permission and sanction of theForeign Investment Promotion
            Board, Government of India,Reserve Bank of India, Ministry
            of Finance, Department ofCompany Affairs and any other
            appropriate authorities,institutions or regulators as may
            be necessary and subject tosuch prescribed conditions, to
            sponsor the issue of AmericanDepository Shares ADSs with
            an Overseas Depository againstexisting Equity Shares of
            the Company deposited by theshareholders of the Company
            Equity Shareholders , pursuant toan option given to all
            Equity

            Shareholders, except as restrictedby applicable law(s), in terms of the regulations governingSponsored ADS Issue(s), Sponsored ADS Issue, on such termsand conditions as the Board may in its absolute discretion deemfit, and to cause allotment to the investors in such foreignmarkets wheth er institutions and/or incorporated bodies and/orindividuals or otherwise andwhether such Investors are Membersof the Company or otherwise of ADSs by the OverseasDepository where each such ADSs shall represent two existingfullypaid up Equity Shares of par value INR 2 per share,deposited pursuant to theSponsored ADS Issue, and the size ofthe
            Sponsored ADS Issue shall not exceed3,00,00,000
            EquityShares, including over allotment, if any, as decided bytheCompany/underwriters; approve that the Company throughthe Overseas Depository, sponsors the issue of ADSrepresenting the underlying Equity Shares deposited pursuant tothe Sponsored ADS Issue; authorize the Board, ExecutiveDirector(s) and other Designated Officers of the Company, forthe purpose of giving effect to the Sponsored
            ADS Issue or

            theallotment of the ADSs, to do all suchacts in connection with theSponsored ADS Issue and to do things necessary forsuchpurpose including without limitation, circulation and the InvitationtoOffer to all the Equity Shareholders, as required by applicablelaw(s), filinga registration statement and other documents withthe United States
            Securities and Exchange Commission SEC ,listing the securities on the New York StockExchange, New YorkNYSE and other foreign markets, if any, entering intounderwriting, indemnification, escrow, marketing and depositoryarrangements in connect ion with the Sponsored
            ADS Issue, as itmay in its absolute discretion deem fit;
            approve that the pricing ofthe Sponsored ADS Issue be determined bythe Lead Manager,in accordance with the provisions of Regulation 4B (i) of the FEMA Notification No. 41/2001 dated 02 MAR 2001;
            approvethat the Company through the Overseas Depository, sponsorsthe issue of ADS representing the underlying
            Equity Sharesdeposited pursuant to the Sponsored ADS
            Issue; authorizetheBoard, Executive Director(s) and other
            Designated Officers of theCompany,on behalf of the Company, for the purpose of givingeffect to the Sponsored
            ADS Issue or the allotment of the ADSs,to do all such acts, agreements, deeds,documents, incur costs inconnection with the Sponsored ADS Issue and to do thingsdesirable for such purpose including the Invitation to Offer to alltheEquity Shareholders, as required by applicable law(s), filing aregistration s tatement and other documents with the UnitedStates Securities and Exchange Commission SEC , listing thesecurities on the New
            York Stock Exchange, New York NYSEand other foreign markets, if any, entering into underwriting,indemnification, escrow, marketing and depository arrangementsin connection with the Sponsored
            ADS Issue; approve that thepricing of the Sponsored ADS
            Issue bedetermined by the

            LeadManager, in accordance with the provisions of
            Regulation 4B (i)of the FEMA Notification No. 41/2001
            dated 02 MAR 2001;authorize theBoard, Executive
            Director(s) and other DesignatedOfficers of the Company
            todetermine all terms and conditions ofthe Sponsored ADS
            Issue, settle all questions, difficulties ordoubts that
            may arise in regard to the Sponsored ADS Issue,offer or
            allotment of ADS and in complying with the regulations
            inforcerelating to Sponsored ADS Issue, nature and manner
            ofoffering in case any ofthe existing shareholders do not
            opt fordisinvestment through Sponsored ADS Issue as the
            Board mayin its absolute discretion deem fit, without
            being required to seekany further clarification, consent
            or approval of the Members orotherwise to the end and
            intent that the Members shall bedeemed to have giventheir
            approval thereto expressly by theauthority of this
            resolution; and authorize the Board to delegateall or any
            of its powers conferred to any Committee of Directorsor
            Executive Director(s) or Director(s) or any other
            Officer(s)ofthe Company to give effect to these
            aforesaid resolutions
*           PLEASE NOTE THE NEW CUT-OFF DATE. THANK YOU                      Non-Voting

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SHANGHAI ZHENHUA PORT MACHINERY CORPORATION LTD
--------------------------------------------------------------------------------

SECURITY              Y7699F100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         900947 CH             MEETING DATE               5/18/2005
ISIN                  CN0009087700          AGENDA                     700696567 - Management
CITY                  SHANGHAI              HOLDINGS RECON DATE        4/28/2005
COUNTRY               CHINA                 VOTE DEADLINE DATE         5/6/2005
SEDOL(S)              6018256

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the 2004 working report of the Board of Directors        Mgmt              For       *
            for theyear 2004

2.          Approve the 2004 working report of the Supervisory               Mgmt              For       *
            Committeefor the year 2004

3.          Approve the financial statements for the year 2004               Mgmt              For       *

4.          Approve the 2004 YE report and its summary                       Mgmt              For       *

5.          Approve the 2004 Profit Distribution Plan: cash dividend         Mgmt              For       *
            of RMB1.2 per share 10 shares; bonus issue of 5 for 10
            shares fromcapital reserve

6.          Re-appoint the Domestic and the International Accounting         Mgmt              For       *
            Firms

7.          Amend the Company's Articles of Association                      Mgmt            Abstain     *

8.          Transact other business                                          Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SHINHAN FINANCIAL GROUP CO LTD
--------------------------------------------------------------------------------

SECURITY              Y7749X101             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         055550 KS             MEETING DATE               3/30/2005
ISIN                  KR7055550008          AGENDA                     700648061 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         3/17/2005
SEDOL(S)              6397502

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the financial statements: expected cash dividend:        Mgmt              For       *
            KRW750

2.1         Elect Mr. Byung Joo Kim as a Specialized Outside Director        Mgmt              For       *

2.2         Elect Mr. Il Sub Kim as a Specialized Outside Director           Mgmt              For       *

2.3         Elect Mr. Sang Yoon Lee as a Specialized Outside Director        Mgmt              For       *

2.4         Elect Mr. Yoon Soo Yoon as a Specialized Outside Director        Mgmt              For       *

2.5         Elect Mr. Si Yul Yoo as a Specialized Outside Director           Mgmt              For       *

2.6         Elect Mr. Byung Hun Park as a Outside Director                   Mgmt              For       *

2.7         Elect Mr. Dong Hyun Kwon as a Outside Director                   Mgmt              For       *

2.8         Elect Mr. Young Hoon Choi as a Outside Director                  Mgmt              For       *

2.9         Elect Mr. Si Jong Kim as a Outside Director                      Mgmt              For       *

2.10        Elect Mr. Raynics as a Outside Director                          Mgmt              For       *

3.1         Elect Mr. Il Sub Kim as a Member of the Auditors' Committee      Mgmt              For       *

3.2         Elect Mr. Sang Yoon Lee as a Member of the                       Mgmt              For       *
            Auditors'Committee

3.3         Elect Mr. Dong Hyun Kwon as a Member of the                      Mgmt              For       *
            Auditors'Committee

3.4         Elect Mr. Si Jong Kim as a Member of the Auditors'               Mgmt              For       *
            Committee

3.5         Elect Mr. Young Suk Choi as a Member of the                      Mgmt              For       *
            Auditors'Committee

4.          Approve the remuneration limit for the Directors                 Mgmt              For       *

5.          Approve the stock option for staff of Shinhan Financial          Mgmt              For       *
            Groupand subsidiary C ompanies

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SHINSEGAE CO LTD
--------------------------------------------------------------------------------

SECURITY              Y77538109             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         004170 KS             MEETING DATE               3/4/2005
ISIN                  KR7004170007          AGENDA                     700644710 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/18/2005
SEDOL(S)              6805049

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the balance sheet, the income statement and              Mgmt              For       *
            thestatement of appropria tion of unappropriated retained
            earnings

2.          Approve the partial amendment to the Articles of                 Mgmt              For       *
            Incorporation -additional bu siness objectives: Nonstore
            Retailing, TeleMarketing and E-Commerce

3.1         Elect Mr. Kyung Sang Lee as the Director of Shinsegae            Mgmt              For       *

3.2         Elect Mr. Alasdair G. Nagle as the Director of Shinsegae         Mgmt              For       *

4.1         Elect Mr. Seok Hwan Park as the Outside Director of              Mgmt              For       *
            Shinsegaewho will be a Me mber of the Auditors' Committee

4.2         Elect Mr. Young Soo Han, the Executive Director of               Mgmt              For       *
            KoreanInternational Trade Association, as the Outside
            Director who willbe the Member of the Auditors' C ommittee

5.          Elect Mr. Won Il Kang, the Outside Director of Shinsegae,        Mgmt              For       *
            as aMember of the A uditors' Committee

6.          Approve the remuneration limit for the Directors                 Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SIAM CEMENT PUBLIC CO LTD (FORMERLY SIAM CEMENT CO
--------------------------------------------------------------------------------

SECURITY              Y7866P147             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         SCC TB                MEETING DATE               3/23/2005
ISIN                  TH0003010Z12          AGENDA                     700636713 - Management
CITY                  BANGKOK               HOLDINGS RECON DATE        3/3/2005
COUNTRY               THAILAND              VOTE DEADLINE DATE         3/15/2005
SEDOL(S)              6609906, 7583537

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the minutes of the eleventh OGM of shareholders          Mgmt              For       *

2.          Acknowledge the Company's operating results for the year         Mgmt              For       *
            2004

3.          Approve the balance sheet and the profit and loss                Mgmt              For       *
            statement forthe FYE 31 DEC 2004

4.          Approve the allocation of profits for 2004 and the               Mgmt              For       *
            dividendpayment

5.          Elect the Directors in replacement for the Directors who         Mgmt              For       *
            are dueto retire by rotation

6.          Appoint the Auditors and approve to determine the                Mgmt              For       *
            Auditor'sremuneration for t he year 2005

7.          Approve the amendment to the Company's regulations               Mgmt            Abstain     *
            regardingthe acquisition a nd disposition of assets of the listed Companiesto comply with the notificati on of the
            Stock Exchange of Thailandgoverning the entering into the
            disclosur e of information and Actof listed Companies
            concerning the acquisition and di spositionof assets,
            2004, by adding the additional Clause 57

8.          Acknowledge the remuneration of the Board of Directors           Mgmt              For       *

9.          Other business                                                   Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SIAM CEMENT PUBLIC CO LTD (FORMERLY SIAM CEMENT CO
--------------------------------------------------------------------------------

SECURITY              Y7866P147             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         SCC TB                MEETING DATE               3/23/2005
ISIN                  TH0003010Z12          AGENDA                     700657680 - Management
CITY                  BANGKOK               HOLDINGS RECON DATE        3/3/2005
COUNTRY               THAILAND              VOTE DEADLINE DATE         3/15/2005
SEDOL(S)              6609906, 7583537

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING216006 DUE       Non-Voting
            TO THE ADDITIONAL RESOLUTIONS. ALLVOTES RECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED A ND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

1.          Approve the minutes of the eleventh OGM of shareholders          Mgmt              For       *

2.          Acknowledge the Company's operating results for the year         Mgmt              For       *
            2004

3.          Approve the balance sheet and the profit and loss                Mgmt              For       *
            statement forthe FYE 31 DEC 2004

4.          Approve the allocation of profits for 2004 and the               Mgmt              For       *
            dividendpayment

5.1         Re-elect Mr. Sumet Tantivejkul as a Director, who retires        Mgmt              For       *
            byrotation

5.2         Re-elect Mr. Yos Eurchukiati as a Director, who retires by       Mgmt              For       *
            rotation

5.3         Re-elect Mr. Pricha Attavipach as a Director, who retires        Mgmt              For       *
            byrotation

5.4         Re-elect Mr. Boonsithi Chokwatana as a Director, who             Mgmt              For       *
            retires byrotation

6.          Appoint Mr. Vichienj Thamtrakul C.P.A. 3183 and/or Mr.           Mgmt              For       *
            WinidSilamongkol C. P.A. 3378 of KPMG Phoomchai Audit
            Limited asthe Company's Auditor for the ye ar 2005 with
            the audit fee ofTHB 160,000; moreover this is in addition
            to theacknowledgement of total audit fee of the Company
            includingsubsidiaries, and the Group's 148 affiliated
            Companies during2004, which has amounted to THB 2 6.4
            million equaling to theaudit fee for the year 2003 and 2004

7.          Amendment to the Company's regulations regarding                 Mgmt              For       *
            theacquisition and dispositi on of assets of the listed
            Companies tocomply with the notification of the St ock
            Exchange of Thailandgoverning the entering into the
            disclosure of informa tion and Actof listed Companies
            concerning the acquisition and disposition ofassets, 2004, by adding the additional Clause 57

8.          Acknowledge the remuneration of the Board of Directors           Mgmt              For       *

9.          Other business                                                   Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SINGAPORE AIRLINES LTD
--------------------------------------------------------------------------------

SECURITY              V80178110             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         SIA SP                MEETING DATE               7/29/2004
ISIN                  SG1H95001506          AGENDA                     700564760 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        7/26/2004
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         7/21/2004
SEDOL(S)              5355288, 6811734

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the Directors report and the Audited           Mgmt              For       *
            financialstatements for the YE 31 MAR 2004 and the
            Auditors reportthereon

2.          Declare a final tax exempt dividend of 25.0 cents per SGD        Mgmt              For       *
            0.50ordinary sharefor the YE 31 MAR 2004

3.          Re-appoint Sir Brian Pitman as a Director, who will retire       Mgmt              For       *
            under S153(6) of the Companies Act, Chapter 50, until the
            next AGM ofthe Company

4.a         Re-elect Mr. Koh Boon Hwee as a Director, who retires            Mgmt              For       *
            byrotation in accordance with Article 83 of the Company s
            Articlesof Association

4.b         Re-elect Mr. Davinder Singh as a Director, who retires by        Mgmt              For       *
            rotationin accordance with Article 83 of the Company s
            Articles ofAssociation

5.a         Re-elect Mr. Chia Pei-Yuan as a Director, who retires by         Mgmt              For       *
            rotationin accordance with Article 89 of the Company s
            Articles ofAssociation

5.b         Re-elect Mr. Stephen Lee Ching Yen as a Director, who            Mgmt              For       *
            retiresby rotation in accordance with Article 89 of the
            Company sArticles of Association

6.          Approve the Directors fees of SGD 629,000 FY 2002/2003           Mgmt              For       *
            :SGD 571,000

7.          Re-appoint Messrs Ernst & Young as the Auditors of               Mgmt              For       *
            theCompany and authorise the Directors to fix their
            remuneration

8.1         Authorize the Directors to issue shares in the capital of        Mgmt              For       *
            Companyby way of rights, bonus or otherwise , and to make
            or grantoffers, agreements or optionsInstruments that
            require shares tobe issued, including but not limited
            tothe creation and issue ofas well as adjustments to
            warrants, debentures orotherinstruments convertible into
            shares, and notwithstanding theauthorityconferred by this
            Resolution may have ceased to be inforce issue shares in
            pursuance of any Instrument made orgranted by the
            Directors while this Resolution was in force,provided
            that: the aggregate number of shares issued not

            exceeding 50% of the issued share capital of the Company, ofwhich the aggregatenumber of shares to be issued other than ona pro-rata basis to the existing shareholders of the Companydoes not exceed 20% of the issued share capital ofthe Companyand the percentage of issued share capital shall be calculatedbased on the Company s issued share capital at the date ofpassing of this resolution after adjusting for new shares arisingfrom the conversion of convertiblesecurities or employee shareoptions on issue and any subsequent consolidation orsubdivision of shares;
            Authority expires the earlier of theconclusion of the next
            AGM of the Company or the date of thenext AGM of the Company as required by law

8.2         Authorize the Directors, pursuant to Section 161 of              Mgmt              For       *
            theCompanies Act Chapter50 and subject always to the
            provisionsof Article 4A of the Articles of Association of
            the Company to: a)allot and issue of ASA Shares Article 4A at anissue price ofSGD 0.50 for each ASA Share or in the
            event of a liquidation ofthe Company, the higher of SGD
            0.50 or the liquidation value ofan ASA Shareas certified
            by the liquidator appointed in relation tothe liquidation
            of the Company for each ASA Share, partly paid atthe price of SGD 0.01 to the Minister for Finance Incorporatedand on
            such terms and subject to such conditions, as theDirectors in their absolute discretion deem fit; b) make
            dividendpayments out of the Company s distributable
            profits to theMinister for FinanceIncorporated as holder
            of the ASA Shares inaccordance with the provisionsof the
            Companies Act and theArticles; and c) complete and do all
            such acts and thingsincluding executing all such documents as required as theyconsiderexpedient or necessary or in
            the interests of theCompany to give effect to the
            transactions contemplated and/orauthorized by this
            resolution

8.3         Authorize the Director of the Company Approve, for the           Mgmt              For       *
            purposesof Sections 76C and 76E of the Companies Act
            (Chapter 50)Companies Act , to purchase or otherwise
            acquire issuedordinary shares of SGD 0.50 each fully paid
            in the capital of theCompany {Ordinary shares not
            exceeding in aggregate the ofthe number of issued ordinary shares representing 10% of theissued ordinary share
            capital of the Company as at the date ofthe passing of
            this resolution; and atsuch price or prices as maybe
            determined by the Directors from time to time up to
            themaximum price which in relation to an ordinary share to bepurchasedor acquired, means the purchase price
            excludingbrokerage, commission, applicable goods and
            services tax andother related expenses which shall not
            exceed, whetherpursuant to a market purchase or an
            off-market purchase, 105%of theaverage of the last dealt
            prices of an ordinary share for the5 consecutive trading
            days on which the ordinary shares aretransacted on the
            SGX-ST immediately preceding the date ofmarket purchase by the Company or, as the case may be, thedate on which the
            Company announces its intention to make anoffer forthe
            purchase or acquisition of ordinary shares fromholders of
            ordinary shares, stating therein the purchase pricewhich
            shall not be more than the maximumprice calculated onthe
            foregoing basis for each ordinary share and the relev
            antterms of the equal access scheme for effecting
            off-marketpurchase, pursuant to the off-market purchase,
            and deemed tobe adjusted in accordance withthe listing
            rules of the SGX-ST forany corporate action which occurs
            after the relevant 5 dayperiod, of the ordinary shares,
            whether by way of: i)marketpurchase(s) on the SGX-ST;
            and/or ii) off-market

            purchase(s) if effected otherwise than on the SGX-ST inaccordance with any equal access scheme(s) as determined orformulated by the Directors, which scheme(s) shall satisfy alltheconditions prescribed by the Companies Act;
            and otherwise inaccordance with all other laws and regulations and rules of theSGX-ST for the time being be applicable shares Buy BackMandate ; Authority expires the earlier of the dateof the nextAGM of the Company or the next AGM of the Company asrequired byLaw to be held ; and authorize the Director and/orany of them to complete anddo all such acts and thingsincluding executing such documents as requiredas they and/orhe consider expedient or necessary to give effect to thetransactions contemplated and/or authorized by this resolution

8.4         Authorize the Directors to offer and grant options               Mgmt              For       *
            specified inSIA EmployeeShare Option Plan , in accordance
            with the rules ofthe SIA Employee Share Option Plan Plan
            and to allot andissue from time to time such number of
            ordinary shares asrequired to be issued pursuant to the
            exercise of options underthe Plan provided always that the aggregate number of ordinaryshares to be issued pursuant
            to the Plan not exceed 13% of theissued share capital of
            the Company from time to time

8.5         Approve, for the purposes of Chapter 9 of the Listing            Mgmt              For       *
            ManualChapter 9 of the SGX-ST, for the Company, its
            subsidiaries andassociated Companies that areentities at
            risk as that term isused in Chapter 9 , or any of them, to enterinto any of thetransactions falling within the types
            of interested persontransactions provided that such
            transactions are made on normalcommercial termsand in
            accordance with the review proceduresfor such interested
            person transactions; Approval continue inforce until the
            conclusion of the next AGM of the Company; andauthorize
            the Directors of the Company to complete and doallsuch
            acts and things including executing all such documentsas
            may be required as they consider expedient or necessary
            orin the interests of the Companyto give effect to the IPT
            Mandateand/or this resolution

9.          Transact any other business                                      Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SINGAPORE EXCHANGE LTD
--------------------------------------------------------------------------------

SECURITY              Y79946102             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         SGX SP                MEETING DATE               9/17/2004
ISIN                  SG1J26887955          AGENDA                     700584318 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        9/15/2004
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         9/9/2004
SEDOL(S)              6303866

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Authorize the Directors, pursuant to Sections 76C and 76E        Mgmt            Abstain     *
            of theCompanies Act, Chapter 50, to purchase or acquire
            issued andfully paid ordinary shares ofSGD 0.01 each in
            the capital of theCompany, through market purchases on the
            SGX-ST, and/or off-market purchases in accordance with any equal accessschemes, not exceeding in aggregate 10% of the issued ordinaryshare capital of the Company, at a price of
            105% of the averageclosing market prices of the shareson
            the SGX-ST on theprevious 5 trading days in the case of
            on-market purchases and110% of the average closing prices
            of the shares on the SGX-STon each of the 5 consecutive
            trading days in the case of bothoff-market and
            on-marketpurchases, and authorize the Directorsand/or any
            of them to do all such actsand things deemednecessary to
            give effect to the transactions contemplated
            and/orauthorized by this resolution; Authority expires the earlier of thenext AGM of the Company or the date of the
            next AGM of theCompany as required bythe law

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SINGAPORE EXCHANGE LTD
--------------------------------------------------------------------------------

SECURITY              Y79946102             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         SGX SP                MEETING DATE               9/17/2004
ISIN                  SG1J26887955          AGENDA                     700584320 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        9/14/2004
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         9/9/2004
SEDOL(S)              6303866

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the Directors report and the audited           Mgmt              For       *
            accountswith the Auditors report thereon

2.          Re-appoint Mr. Joseph Yuvaraj Pillay as a Director of            Mgmt              For       *
            theCompany

3.a         Re-elect Mr. Ho Tian Yee as a Director                           Mgmt              For       *

3.b         Re-elect Mr. Wong Ngit Liong as a Director                       Mgmt              For       *

4.a         Appoint Mr. Lee Hsien Yang as a Director                         Mgmt              For       *

4.b         Appoint Mr. Olivia Lum Ooi Lin as a Director                     Mgmt              For       *

4.c         Appoint Mr. Robert Owen as a Director                            Mgmt              For       *

5.          Approve the sum of SGD 489,900 as the Directors fees for         Mgmt              For       *
            theYE 30 JUN 2004

6.          Approve to declare a final gross dividend of SGD 0.04075         Mgmt              For       *
            pershare less incometax of 20% for the YE 30 JUN 2004

7.          Approve to declare a special gross dividend of SGD 0.065         Mgmt              For       *
            pershare less incometax of 20% for the YE 30 JUN 2004

8.          Re-appoint Messers PricewaterhouseCoopers as the Auditors        Mgmt              For       *
            ofthe Company and authorize the Directors to fix
            theirremuneration

9.          Authorize the Directors of the Company to issue shares in        Mgmt              For       *
            thecapital of the Company by way of rights, bonus or
            otherwise ;and to make or grant offers, agreements or
            options that might orwould require shares to be issued,
            inclun=ding but not limited tothe creation and issue of
            warrants, debentures orotherinstruments convertible into
            shares upon such terms andconditions and for such purposes and to such persons as theDirectors may in their absolute
            discretion deem fit, the aggregatenumber of shares issued
            not exceeding 50% of the issued share capital of the
            Company, of which the aggregate number ofshares tobe
            issued other than on a pro-rata basis to the
            existingshareholders of the Company does not exceed 20% of theissued share capital of the Company and thepercentage
            ofissued share capital shall be calculated based on the
            Companysissued share capital at the date of passing of
            this resolutionafter adjustingfor new shares arising from
            the conversion ofconvertible securities or shareoptions on issue and anysubsequent consolidation or subdivision of
            shares; in exercisingthe authority conferred by this
            resolution, the Company shallcomply with the provisions of the listing manual of the SGX-ST inforce; Authority
            expires the earlier of the conclusion of the nextAGM of
            the Company or thedate of the next AGM of theCompany as
            required by law

10.         Approve the Directors to offer and grant options in              Mgmt              For       *
            accordancewith the provisions of the SGX Share Option Plan and to allotand issue such number of ordinary shares in
            the capital of theCompany as may be required to be issued
            pursuant to theexercise of the options under the SGX Share
            Option Plan; andthe aggregate number of new shares to be
            issued pursuant tothe SGX Share Option Plan shall not
            exceed 15% of the totalissued share capital of Company

*           Transact any other business                                      Non-Voting

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SINGAPORE TELECOMMUNICATIONS LTD
--------------------------------------------------------------------------------

SECURITY              Y79985126             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         ST SP                 MEETING DATE               7/29/2004
ISIN                  SG1A62000819          AGENDA                     700566029 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        7/27/2004
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         7/21/2004
SEDOL(S)              5392263, 6292931, 6292942, 6810753

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the audited accounts for the FYE 31            Mgmt              For       *
            MAR2004 and the Directors Report and the Auditors Report
            thereon

2.          Declare a first and final dividend of 42% or 6.4 cents per       Mgmt              For       *
            shareless income tax in respect of the FYE 31 MAR 2004

3.          Re-elect Mr. Paul Chan Kwai Wah as the Director who retire       Mgmt              For       *
            byrotation in accordance with Article 97 of the Company s
            Articlesof Association

4.          Re-elect Mr. John Powell Morschel as the Director who            Mgmt              For       *
            retire byrotation in accordance with Article 97 of the
            Company s Articlesof Association

5.          Re-elect Mr. Chumpol NaLamlieng as the Director who retire       Mgmt              For       *
            byrotation in accordance with Article 97 of the Company s
            Articlesof Association

6.          Re-elect Mr. Jackson Peter Tai as the Director who retire        Mgmt              For       *
            byrotation in accordance with Article 97 of the Company s
            Articlesof Association

7.          Re-elect Mr. Graham John Bradley as the Directors who            Mgmt              For       *
            ceaseto hold office inaccordance with Article 103 of the
            Company sArticles of Association

8.          Re-elect Mr. Deepak S. Parekh as the Directors who cease         Mgmt              For       *
            tohold office in accordance with Article 103 of the
            Company sArticles of Association

9.          Approve Directors fees payable by the Company                    Mgmt              For       *
            ofSGD1,059,501 for the FYE 31MAR 2004

10.         Appoint the Auditors and authorize the Directors to fix          Mgmt              For       *
            theirremuneration

*           Transact any other business of an AGM                            Non-Voting

11.         a) Authorize the Directors to: (i) (a) issue shares in the       Mgmt              For       *
            capital ofthe Company shares whether by way of rights,
            bonus orotherwise; and/or (b) make or grant offers,
            agreements oroptions collectively, Instruments that
            mightor would requireshares to be issued, including but
            not limited to the creation andissue of warrants,
            debentures or other instruments convertibleinto shares, at any time and upon such terms and conditions andfor such
            purposes andto such persons as the Directors may intheir
            absolute discretion deem fit; and (ii) issue shares
            inpursuance of any Instrument made or granted by the
            Directorswhile this Resolution was in force, provided
            that: (1) theaggregate number of shares to be issued
            pursuant to thisResolution including shares to beissued in pursuance ofInstruments made or granted pursuant to this
            Resolution doesnot exceed 50% of the issued share capital
            of the Company ascalculated in accordance with
            sub-paragraph (2) below , of whichthe aggregate numberof
            shares to be issued other than on a prorata basis to
            shareholders of the Company including shares tobe issued
            in pursuance of Instruments made or granted pursuantto
            this Resolution does not exceed 15% of the issued
            sharecapital of the Company as calculated in accordance
            with sub-paragraph (2) below ;(2) subject to such manner
            of calculation asmay be prescribed by the Singapore
            Exchange SecuritiesTrading Limited ( SGX-ST ) for the
            purpose of determining theaggregate number of shares that
            may be issued under sub-paragraph (1) above, the
            percentage of issued share capitalshall be based on the
            issued sharecapital of the Company at thetime this
            Resolution is passed, after adjustingfor: (i) new
            sharesarising from the conversion or exercise of any
            convertiblesecurities or share options or vesting of share awards which areoutstandingor subsisting at the time this
            Resolution is passed;and (ii) any subsequentconsolidation
            or subdivision of shares; (3)in exercising the authority
            conferred by this Resolution, theCompany shall comply with the provisions of the Listing Manualof the SGX-ST and the
            rules of any other stock exchange onwhichthe shares of the
            Company may for the time being be listedor quoted Other
            Exchange for the time being in force unlesssuch compliance has been waivedby the SGX-ST or, as the casemay be, the
            Other Exchange and the Articles ofAssociation forthe time
            being of the Company; and (4)authority expires earlierthe
            conclusion of the next Annual General Meeting of
            theCompany or the dateby which the next Annual General
            Meetingof the Company is required by Law tobe held

12.         Authorize the Directors to allot and issue from time to          Mgmt              For       *
            time suchnumber of shares in the capital of the Company as required to beissued pursuant to the exercise of options
            under the SingaporeTelecom Share Option Scheme 1999 the
            1999 Scheme ,provided that the aggregate number of shares
            to be issuedpursuant to the 1999 Scheme and the SingTel
            PerformanceShare Plan shall not exceed10% of the issued
            share capital ofthe Company

13.         Authorize the Directors to grant awards in accordance with       Mgmt              For       *
            theprovisions of the SingTel Performance Share Plan the
            Planand to allot and issue from time to time such number
            of fullypaid-up shares in the capital of the Company asmay be requiredto be issued pursuant to the vesting of awards
            under the Plan,provided always that the aggregate number
            of shares to beissued pursuant tothe 1999 Scheme and the
            Plan shall notexceed 10% of the issued share capitalof the
            Company fromtime to time

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SINGAPORE TELECOMMUNICATIONS LTD
--------------------------------------------------------------------------------

SECURITY              Y79985126             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         ST SP                 MEETING DATE               7/29/2004
ISIN                  SG1A62000819          AGENDA                     700566031 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        7/23/2004
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         7/21/2004
SEDOL(S)              5392263, 6292931, 6292942, 6810753

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the participation by the relevant person in the          Mgmt              For       *
            relevantperiod as specified in the SingTel Performance
            Share Plan, forthe purposes of Listing Rule10.14 of the
            Listing Rules ofAustralian Stock Exchange Limited, on the
            specified terms andconditions

2.          Authorize the Directors of the Company, for the purposes         Mgmt              For       *
            ofSections 76C and 76E of the Companies Act, Chapter
            50Companies Act , to purchase or otherwiseacquire
            issuedordinary shares of SGD 0.15 each in the capital of
            theCompanyordinary shares not exceeding in aggregate
            theprescribed limit as hereinafter defined , whether by
            way of: i)market purchase(s) on the Singapore Exchange
            SecuritiesTrading Limited SGX-ST or any other stock
            exchange on whichthe ordinary shares may for the time
            being be listed or quotedother exchange ;and/or ii)
            off-market purchase(s) if effectedotherwise than on the
            SGX-ST or, as the case may be, otherexchange in accordance with any equal access scheme(s) asmay be determined or
            formulated by the Directors as theyconsider fit, which
            Scheme(s) shall satisfy all the conditionsprescribed by
            the Companies Act, and otherwise in accordancewith all
            other laws and regulations and rules of the SGX-ST or,as
            the case may be, other exchange as may for the time
            beingbe applicable, be and is hereby authorized and
            approvedgenerally and unconditionally Share Purchase
            Mandate ;authority expires the earlier of the date on
            which the next AGM ofthe Company is held; and the date by
            which the next AGM of theCompany is required by law to be
            held ; and the Directors oftheCompany and/or any of them
            be authorized to complete anddo all such acts andth ings
            including executing such documentsas may be required as
            they and/orhe may consider expedient ornecessary to give
            effect to the transactions contemplated and/orauthorized
            by this resolution

S.3         Amend Articles of Association of the Company: Articles           Mgmt            Abstain     *
            140, 144and 146

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SINGAPORE TELECOMMUNICATIONS LTD
--------------------------------------------------------------------------------

SECURITY              Y79985126             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         ST SP                 MEETING DATE               7/29/2004
ISIN                  SG1A62000819          AGENDA                     700566055 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        7/27/2004
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         7/21/2004
SEDOL(S)              5392263, 6292931, 6292942, 6810753

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
S.1         Approve that, pursuant to article 11(a) of the Articles          Mgmt              For       *
            ofAssociation of theCompany and subject to the
            confirmation ofthe High Court of the Republic of
            Singapore: (1) reduction ofissued and paid-up share
            capital (a) (i) the issuedand paid-upshare capital of the
            Company of a maximum of SGD2,709,748,219.65comprising a
            maximum of 18,064,988,131ordinary shares of SGD 0.15 each
            (theshares ) be reduced by amaximum of SGD 193,553,444.25,
            (ii) such reduction be madeout of the contributed capital
            (as hereinafter defined) of theCompanyand be effected by
            canceling, subject to the rounding-up (as defined in
            sub-Paragraph (b) below), one share for every14 shares
            (the reduction ratio ) heldby or on behalf of therelevant
            shareholders (as hereinafter defined) as at abooksclosure
            date to be determined by the Directors (the booksclosure
            date), and (iii) forthwith upon such reduction
            takingeffect, the maximum sum ofSGD 193,553,444.25 arising fromsuch reduction of issued and paid-up share capital be
            returned toeach relevant shareholder on the basis of SGD
            0.15 for eachshare held by or on behalf of such relevant
            shareholder socancelled, and (b) the number of shares
            proposed to becancelled from each relevant
            shareholderunder sub-paragraph(a) above pursuant to the
            reduction ratio be reduced byrounding-up (where
            applicable) to the nearest multiple of 10shares (the
            rounding-up ) the resultant number of shares thatwould
            have been held by or on behalf of each relevantshareholder following the proposed cancellation ofsharespursuant to
            the reduction ratio; in the event that theresultant number of shares arising from the rounding-up: (i) isgreater than the number of shares held by or on behalf of suchrelevant
            shareholder as at the books closure date,no rounding-up
            will be applied and the number of shares proposed to
            becancelled from such relevant shareholder shall be the
            number ofshares cancelled based solely on the reduction
            ratio, or (ii) isequal to the number of shares heldor on
            behalf of such relevantshareholder as at the books closure date, no shares shall becancelled from such relevant
            shareholder; Approve to reductionof share premium account
            subject to and forthwith upon

            thepreceding Paragraph(1) taking effect, the sum standing to thecredit of the share premium accountof the Company be reducedby a maximum sum of SGD 2,851,687,411.95, and thatsuchreduction be made out of the contributed capital of the Companyand be effected by returning to the relevant shareholders SGD2.21 in cash for each issued and fully paid-up share held by oron behalf of each relevant shareholderwhich is cancelledpursuant to the preceding
            Paragraph (1); Authorize the Directorsto do all acts and things and to execute all such documents asthey or he may cons ider necessary or expedient to give effect tothe preceding paragraphs (1) and (2)

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SINOPAC FINANCIAL HOLDINGS CO LTD
--------------------------------------------------------------------------------

SECURITY              Y8035M106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2890 TT               MEETING DATE               5/10/2005
ISIN                  TW0002890001          AGENDA                     700647487 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/10/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         4/26/2005
SEDOL(S)              6525875, B06P7S5

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            AS PER TRUST ASSOCIATION'S PROXY VOTINGGUIDELINES, EVERY         Non-Voting
            SHAREHOLDER IS ELIGI BLE TO BENOMINATED AS A CANDIDATE AND
            BE ELECTED AS ADIRECTOR OR A SUPERVISO R, REGARDLESS OF
            BEINGRECOMMENDED BY THE COMPANY AND/OR BY OTHERPARTIES. IF
            YOU INTEND TO VOTE FOR A LISTEDCANDIDATE, YOU WILL NEED TO
            CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN
            THECANDIDATE'S NAME AND ID NUMBER. W ITHOUT SUCHSPECIFIC
            INFORMATION, AN ELECTION WOULD BEDEEMED AS A 'NO VOTE'.
            THANK YOU.

1.1         Approve the 2004 business operations                             Mgmt              For       *

1.2         Approve the Supervisors review financial reports of FY 2004      Mgmt              For       *

2.          Approve the 2004 business report and the financial               Mgmt              For       *
            statements

3.          Approve the 2004 profit distribution; proposed cash              Mgmt              For       *
            dividend ofTWD 0.9 per sh are

4.          Elect the Directors and the Supervisors                          Mgmt              For       *

5.          Extraordinary motions                                            Mgmt              For       *

            PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGEIN THE          Non-Voting
            NUMBERING OF THE RESO LUTIONS. IF YOU HAVEALREADY SENT IN
            YOUR VOTES, PLEASE DO NOT RETURNTHIS PR OXY FORM UNLESS
            YOU DECIDE TO AMENDYOUR ORIGINAL INSTRUCTIONS. THANK YOU.

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SINOPAC FINANCIAL HOLDINGS CO LTD
--------------------------------------------------------------------------------

SECURITY              Y8035M106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2890 TT               MEETING DATE               5/10/2005
ISIN                  TW0002890001          AGENDA                     700672391 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/10/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         4/26/2005
SEDOL(S)              6525875, B06P7S5

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            AS PER TRUST ASSOCIATION'S PROXY VOTINGGUIDELINES, EVERY         Non-Voting
            SHAREHOLDER IS ELIGI BLE TO BENOMINATED AS A CANDIDATE AND
            BE ELECTED AS ADIRECTOR OR A SUPERVISO R, REGARDLESS OF
            BEINGRECOMMENDED BY THE COMPANY AND/OR BY OTHERPARTIES. IF
            YOU INTEND TO VOTE FOR A LISTEDCANDIDATE, YOU WILL NEED TO
            CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN
            THECANDIDATE'S NAME AND ID NUMBER. W ITHOUT SUCHSPECIFIC
            INFORMATION, AN ELECTION WOULD BEDEEMED AS A 'NO VOTE'.

            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING218750 DUE       Non-Voting
            TO CHANGE IN THE R ESOLUTION. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

A.1         Approve the 2004 business operations                             Mgmt              For       *

A.2         Approve the audited report                                       Mgmt              For       *

B.1         Approve to recognise the 2004 business report and the            Mgmt              For       *
            financialstatements

B.2         Approve the 2004 profit distribution; proposed cash              Mgmt              For       *
            dividendTWD 0.88 per shar e revised

B.3         Elect the Directors and the Supervisors                          Mgmt              For       *

B.4         Extraordinary motions                                            Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SINOPAC FINANCIAL HOLDINGS CO LTD
--------------------------------------------------------------------------------

SECURITY              Y8035M106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2890 TT               MEETING DATE               5/10/2005
ISIN                  TW0002890001          AGENDA                     700706421 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/10/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         4/27/2005
SEDOL(S)              6525875, B06P7S5

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING224837 DUE       Non-Voting
            TO CHANGE IN THE N UMBER OFRESOLUTIONS. ALL VOTES RECEIVED
            ON THE PREVIOUSMEETING WILL BE DISRE GARDED AND YOU WILL
            NEED TOREINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

A.1         Approve the 2004 business operations                             Mgmt              For       *

A.2         Approve the audited report                                       Mgmt              For       *

B.1         Approve to recognise the 2004 business report and the            Mgmt              For       *
            financialstatements

B.2         Approve the 2004 profit distribution; proposed cash              Mgmt              For       *
            dividendTWD 0.88 per shar e revised

B.3.1       Elect National Holding Co., Ltd./176615 representative:          Mgmt              For       *
            Mr.Hong. Richard M. / Mr. Hwang. Min-Juh as a Director

B.3.2       Elect Mr. Cheng, Ting-Wong/ R10080001 as a Supervisor            Mgmt              For       *

B.4         Extraordinary motions                                            Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SINOPAC FINANCIAL HOLDINGS CO LTD
--------------------------------------------------------------------------------

SECURITY              Y8035M106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2890 TT               MEETING DATE               5/10/2005
ISIN                  TW0002890001          AGENDA                     700711600 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/10/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/3/2005
SEDOL(S)              6525875, B06P7S5

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING233206 DUE       Non-Voting
            TO ADDITIONAL RESO LUTIONS. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YO U WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

A.1         Approve the 2004 business operations                             Mgmt

A.2         Approve the audited report                                       Mgmt

B.1         Approve to recognise the 2004 business report and the            Mgmt
            financialstatements

B.2         Approve the 2004 profit distribution; proposed cash              Mgmt
            dividendTWD 0.88 per shar e revised

B.3.1       Elect Mr. Yin Yen-Liang as a Director                            Mgmt

B.3.2       Elect Mr. Yeh Tien-Chieng as a Director                          Mgmt

B.3.3       Elect Mr. Paul C.Lo as a Director                                Mgmt

B.3.4       Elect Mr. Sheu Jong-Ming as a Director                           Mgmt

B.3.5       Elect Mr. Liu I- Cheng as a Director                             Mgmt

B.3.6       Elect Mr. Chen Po-Tsang as a Director                            Mgmt

B.3.7       Elect Mr. Ho Show-Chung as a Director                            Mgmt

B.3.8       Elect Mr. Ho Show-Chung as a Director                            Mgmt

B.3.9       Elect Mr. Hsiao Li-Chun as a Director                            Mgmt

B3.10       Elect Mr. Hsiao Li-Chun as a Director                            Mgmt

B3.11       Elect Mr. Chang Sing-Ju as a Director                            Mgmt

B3.12       Elect Mr. Lin Ying-Feng as a Director                            Mgmt

B3.13       Elect Mr. Tseng Ta-Mong as a Director                            Mgmt

B3.14       Elect Mr. Ho Show-Chung as a Director                            Mgmt

B.4         Extraordinary motions                                            Other

--------------------------------------------------------------------------------
SINOPAC FINANCIAL HOLDINGS CO LTD
--------------------------------------------------------------------------------

SECURITY              Y8035M106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2890 TT               MEETING DATE               5/10/2005
ISIN                  TW0002890001          AGENDA                     700712955 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/10/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/4/2005
SEDOL(S)              6525875, B06P7S5

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT

            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING233206 DUE       Non-Voting
            TO ADDITIONAL RESO LUTIONS. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YO U WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

1.1         Approve the 2004 business operations                             Mgmt              For       *

1.2         Approve the audited report                                       Mgmt              For       *

2.          Approve to recognize the 2004 business report and the            Mgmt              For       *
            financialstatements

3.          Approve the 2004 profit distribution; proposed cash              Mgmt              For       *
            dividendTWD 0.88 per share

4.1         Elect National Holding Co., Ltd. ID no: 05146905                 Mgmt              For       *
            represented byMr. Hong, Rich ard M. as a Director

4.2         Elect National Holding Co., Ltd. ID no: 05146905                 Mgmt              For       *
            represented byMr. Hwang, Min -Juh as a Director

4.3         Elect National Holding Co., Ltd. ID no: 05146905                 Mgmt              For       *
            represented byMr. Hsu, Daw-Y i as a Director

4.4         Elect National Holding Co., Ltd. ID no: 05146905                 Mgmt              For       *
            represented byMr. Hong, Euge ne as a Director

4.5         Elect FRG Development Inc. ID no: 80536906 represented           Mgmt              For       *
            byMr. Hsu, Cheng-Tsai as a Director

4.6         Elect Cheng, Ting-Wong ID no: R100800701 as a Supervisor         Mgmt              For       *

4.7         Elect Shining Investment Co., Ltd. ID no: 16306647               Mgmt              For       *
            representedby Ms. Yin Yen- Liang as a Director

4.8         Elect Pofa Business Consulting Co., Ltd. ID no:                  Mgmt              For       *
            16589700represented by Mr. Ye h Tien-Chieng as a Director

4.9         Elect Paul C. Lo ID no: F100530278 as a Director                 Mgmt              For       *

4.10        Elect Fortune Investment Co., Ltd. ID no: 11661478               Mgmt              For       *
            representedby Mr. Sheu Jon g-Ming as a Director

4.11        Elect Da Ching Investment Co., Ltd. ID no:                       Mgmt              For       *
            70437527represented by Mr. Liu I-C heng as a Director

4.12        Elect Da Ching Investment Co., Ltd. ID no:                       Mgmt              For       *
            70437527represented by Mr. Chen Po u-Tsang as a Director

4.13        Elect Chen Yu Co., Ltd. ID no: 84292369 represented by Mr.       Mgmt              For       *
            HoShow-Chung as a Director

4.14        Elect Yuen Foong Yu Paper Mfg. Co., Ltd. no: 85066002 as         Mgmt              For       *
            aDirector

4.15        Elect YFY Investment Co., Ltd. ID no: 22661546 as a              Mgmt              For       *
            Director

4.16        Elect YFY Venture Capital Investment Co., Ltd. ID no:            Mgmt              For       *
            23112288as a Director

4.17        Elect Champion Culture Enterprise Co., Ltd. ID no:               Mgmt              For       *
            86025634 asa Director

4.18        Elect Ms. Lin Ying-feng no: R100036514 as a Supervisor           Mgmt              For       *

4.19        Elect Yu Ruen Investment Ltd. no: R100036514 represented         Mgmt              For       *
            byMr. Tseng Ta-Mong as a Supervisor

4.20        Elect Shin Yi Investment Co., Ltd. ID no: 22419036 as            Mgmt              For       *
            aSupervisor

5.          Extraordinary motions                                            Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SK TELECOM CO LTD
--------------------------------------------------------------------------------

SECURITY              Y4935N104             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         017670 KS             MEETING DATE               3/11/2005
ISIN                  KR7017670001          AGENDA                     700648465 - Management
CITY                  SEOUL                 HOLDINGS RECON DATE        12/31/2004
COUNTRY               SOUTH KOREA           VOTE DEADLINE DATE         2/28/2005
SEDOL(S)              6224871

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the financial statements                                 Mgmt              For       *

2.          Amend the Articles of Incorporation                              Mgmt            Abstain     *

3.          Approve the remuneration limit for the Directors                 Mgmt              For       *

4.1.1       Elect Mr. Shin Bae Kim as a Director                             Mgmt              For       *

4.1.2       Elect Mr. Bang Hyung Lee as a Director                           Mgmt              For       *

4.2.1       Elect Mr. Dae Gyu Byun as a Outside Director                     Mgmt              For       *

4.2.2       Elect Mr. Seung Taek Yang as a Outside Director                  Mgmt              For       *

4.2.3       Elect Mr. Jae Seung Yoon as a Outside Director                   Mgmt              For       *

4.2.4       Elect Mr. Sang Jin Lee as a Outside Director                     Mgmt              For       *

4.3         Elect Mr. Dae Sik Kim as a Outside Directors who will            Mgmt              For       *
            be Member of the Auditor s' Committee

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
STATE BANK OF INDIA
--------------------------------------------------------------------------------

SECURITY              Y8161Z129             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         SBIN IN               MEETING DATE               7/9/2004
ISIN                  INE062A01012          AGENDA                     700561877 - Management
CITY                  MUMBAI                HOLDINGS RECON DATE        6/29/2004
COUNTRY               INDIA                 VOTE DEADLINE DATE         6/25/2004
SEDOL(S)              6100799

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the Central Board s report, the balance sheet and        Mgmt              For       *
            theprofit and lossaccount of the bank made up to the 31
            MAR 2004and the Auditors report on thebalance sheet and
            the accounts

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
STATE BANK OF INDIA
--------------------------------------------------------------------------------

SECURITY              Y8161Z129             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         SBIN IN               MEETING DATE               8/31/2004
ISIN                  INE062A01012          AGENDA                     700582073 - Management
CITY                  MUMBAI                HOLDINGS RECON DATE        8/27/2004
COUNTRY               INDIA                 VOTE DEADLINE DATE         8/19/2004
SEDOL(S)              6100799

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
*           PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.                      Non-Voting

1.          Elect 2 Directors to the Central Board of the Bank under         Mgmt              For       *
            theprovisions of Section 19(C) of the State Bank of India
            Act 1955

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
STATE BK INDIA
--------------------------------------------------------------------------------

SECURITY              Y8161Z129             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         SBIN IN               MEETING DATE               6/30/2005
ISIN                  INE062A01012          AGENDA                     700739468 - Management
CITY                  MUMBAI                HOLDINGS RECON DATE        6/21/2005
COUNTRY               INDIA                 VOTE DEADLINE DATE         6/15/2005
SEDOL(S)              6100799

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the Central Board's report, the balance sheet and        Mgmt              For       *
            profitand loss acco unt of the bank made up to 31 MAR 2005 and theAuditors' report on the balance sheet and accounts

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
SUN HUNG KAI PROPERTIES LTD
--------------------------------------------------------------------------------

SECURITY              Y82594121             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         16 HK                 MEETING DATE               12/9/2004
ISIN                  HK0016000132          AGENDA                     700601974 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        12/2/2004
COUNTRY               HONG KONG             VOTE DEADLINE DATE         11/29/2004
SEDOL(S)              5724394, 6859927

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and approve the report of the Directors and the          Mgmt              For       *
            auditedaccounts for the YE 30 JUN 2003

2.          Declare a final dividend                                         Mgmt              For       *

3.          Re-elect the Directors and authorize the Board of                Mgmt              For       *
            Directors of theCompany tofix their remuneration

4.          Re-appoint the Auditors and authorize the Board of               Mgmt              For       *
            Directors ofthe Company tofix their remuneration

5.          Authorize the Directors of the Company to repurchase             Mgmt              For       *
            shares ofthe Company during the relevant period, on The
            Stock Exchangeof Hong Kong Limited or any other stock
            exchange on which theshares of the Company have been or
            may be listed andrecognized by the Securities and Futures
            Commission of HongKong and TheStock Exchange of Hong Kong
            Limited under theHong Kong Code on share repurchases for
            such purposes, notexceeding 10% of the aggregate nominal
            amount of the issuedshare capital of the Company;
            Authority expires the earlier oftheconclusion of the next
            AGM of the Company or the expirationof the period within
            which the next AGM of the Company is to beheld by law

6.          Authorize the Directors of the Company to allot, issue and       Mgmt              For       *
            dealwith additional shares in the capital of the Company
            and make orgrant offers, agreements, options and warrants
            during and afterthe relevant period, not exceeding 20%
            ofthe aggregate nominalamount of the issued share capital
            of the Company plusthenominal amount of share capital of
            the Company repurchased bythe Companysubsequent to the
            passing of this resolution,otherwise than pursuant to: i)
            arights issue; or ii) any optionscheme or similar
            arrangement; or iii) any scrip dividend orsimilar
            arrangement; Authority expires the earlier of
            theconclusion of the next AGM of the Company or the
            expiration ofthe period withinwhich the next AGM is to be
            held by law

7.          Authorize the Directors to exercise the powers of the            Mgmt              For       *
            Companyreferred to in Resolution 6 in respect of the share capital of theCompany referred to in Resolution 6 of such
            resolution

S.8         Adopt the Articles of Association of the Company to the          Mgmt              For       *
            exclusionof and in substitution for all the existing
            Articles of Association ofthe Company

9.          Transact any other business                                      Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
TAISHIN FINANCIAL HOLDINGS CO LTD
--------------------------------------------------------------------------------

SECURITY              Y84086100             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         2887 TT               MEETING DATE               12/3/2004
ISIN                  TW0002887007          AGENDA                     700604095 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        11/2/2004
COUNTRY               TAIWAN                VOTE DEADLINE DATE         11/22/2004
SEDOL(S)              6451680

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Re-elect the Directors and the Supervisors                       Mgmt              For       *

2.          Other issues and extraordinary motion                            Other             For       *

*           AS PER TRUST ASSOCIATION S PROXY VOTINGGUIDELINES, EVERY         Non-Voting
            SHAREHOLDER IS ELIGIBLE TO BENOMINATED AS A CANDIDATE AND
            BE ELECTED AS ADIRECTOR OR A SUPERVISOR, REGARDLESS OF
            BEINGRECOMMENDED BY THE COMPANY AND/OR BY OTHERPARTIES.
            IFYOU INTEND TO VOTE FOR A LISTEDCANDIDATE, YOU WILL NEED
            TO CONTACT THECANDIDATE AND/OR THE ISSUING COMPANY TO
            OBTAINTHE CANDIDATE S NAME AND ID NUMBER. WITHOUT
            SUCHSPECIFIC INFORMATION, AN ELECTION WOULD BEDEEMED AS A
            NO VOTE .THANK YOU.

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
TAISHIN FINANCIAL HOLDINGS CO LTD
--------------------------------------------------------------------------------

SECURITY              Y84086100             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         2887 TT               MEETING DATE               12/3/2004
ISIN                  TW0002887007          AGENDA                     700616482 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        11/2/2004
COUNTRY               TAIWAN                VOTE DEADLINE DATE         11/22/2004
SEDOL(S)              6451680

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
*           PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING206002 DUE       Non-Voting
            TO CHANGE IN THE NUMBER OF MEETINGRESOLUTIONS. ALL VOTES
            RECEIVED ON THE PREVIOUSMEETING WILLBE DISREGARDED AND YOU
            WILL NEED TOREINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

*           PLEASE NOTE THAT BELOW ARE THE NAMES OF THEDIRECTORS WHO         Non-Voting
            ARE BEING RE-ELECTED

1.          Re-elect Mr. Thomas T.L. Wu as a Director, with the ID           Mgmt              For       *
            numberA100384048

2.          Re-elect Mr. Yu-Lon Chiao as a Director, with the ID             Mgmt              For       *
            numberA120668009

3.          Re-elect Mr. Charles W.Y. Wang as a Director, with the           Mgmt              For       *
            IDnumber G100060576

4.          Re-elect Mr. Chu Chan Wang as a Director, with the ID            Mgmt              For       *
            numberA101749221

5.          Re-elect Mr. Cheng Ching Wu as a Director, with the ID           Mgmt              For       *
            numberB100139562

*           PLEASE NOTE THAT BELOW ARE THE NAMES OF THESUPERVISORS WHO       Non-Voting
            ARE BEING RE-ELECTED

1.          Re-elect Mr. Tong Shung Wu as a Supervisor, with the             Mgmt              For       *
            IDnumber A104215731

2.          Re-elect Mr. Henry C.S. Kao as a Supervisor, with the ID         Mgmt              For       *
            numberA101913605

3.          Re-elect Mr. Thomas K.K. Lin as a Supervisor, with the           Mgmt              For       *
            IDnumber Q100119008?

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
TAISHIN FINANCIAL HOLDINGS CO LTD
--------------------------------------------------------------------------------

SECURITY              Y84086100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2887 TT               MEETING DATE               6/10/2005
ISIN                  TW0002887007          AGENDA                     700656284 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        3/7/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/27/2005
SEDOL(S)              6451680, B06P7P2

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the presentations                                        Mgmt              For       *

2.1         Approve the 2004 financial statements                            Mgmt              For       *

2.2         Approve the 2004 profit distribution: proposed cash              Mgmt              For       *
            dividend:TWD 1.3 per shar e, proposed stock dividend: 85
            for 1,000shares held, proposed bonus issue: 60 for 1,000
            shares held

3.          Other discussions                                                Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
TAISHIN FINANCIAL HOLDINGS CO LTD
--------------------------------------------------------------------------------

SECURITY              Y84086100             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2887 TT               MEETING DATE               6/10/2005
ISIN                  TW0002887007          AGENDA                     700670993 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        4/8/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/27/2005
SEDOL(S)              6451680, B06P7P2

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 220642        Non-Voting
            DUE TO RECEIPT OF A DDITIONALRESOLUTIONS. ALL VOTES
            RECEIVED ON THE PREVIOUSMEETING WILL BE DISR EGARDED AND
            YOU WILL NEED TOREINSTRUCT ON THIS MEETING NOTICE. THANK

1.1         Approve the report on business operating results for 2004        Mgmt              For       *

1.2         Approve to rectify the financial statements of 2004 by           Mgmt              For       *
            CompanySupervisors

1.3         Approve the status report of CB issuance                         Mgmt              For       *

1.4         Approve the report on setting up the rules of order of the       Mgmt              For       *
            Boardof Directors

2.1         Approve the business reports and the financial statement         Mgmt              For       *
            for2004

2.2         Approve the distribution of profits of 2004: cash                Mgmt              For       *
            dividend: TWD1.3 per share stock dividend: 80/1000 shares;
            captial reserves:65/1000 shares

3.1         Approve the issuing new shares from the distribution of          Mgmt            Abstain     *
            profits,capital reser ves and the employee bonus

3.2         Amend the procedures for acquisitions or disposals               Mgmt              For       *
            ofsubstantial assets

3.3         Approve to abolish the procedures for lending the                Mgmt            Abstain     *
            Companyexcess capital to th e third party

3.4         Approve to allow the Directors to hold the                       Mgmt            Abstain     *
            responsibilities withthe competito rs

3.5         Amend the Articles of Incorporation                              Mgmt            Abstain     *

4.          Extraordinary motions                                            Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
TAIWAN CEMENT CORP
--------------------------------------------------------------------------------

SECURITY              Y8415D106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         1101 TT               MEETING DATE               6/30/2005
ISIN                  TW0001101004          AGENDA                     700696543 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        4/28/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         6/16/2005
SEDOL(S)              6869937

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.1         Approve the report on business operating results for 2004        Mgmt              For       *

1.2         Ratify the financial statements of 2004 by the                   Mgmt            Abstain     *
            CompanySupervisors

1.3         Other presentations                                              Other             For       *

2.1         Approve the 2004 business reports                                Mgmt              For       *

2.2         Approve the 2004 financial statements                            Mgmt              For       *

2.3         Approve the 2004 profit distribution                             Mgmt              For       *

3.          Approve to issue the new shares for capital increase             Mgmt              For       *

4.          Amend the Articles of Incorporation                              Mgmt            Abstain     *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
TAIWAN CEMENT CORP
--------------------------------------------------------------------------------

SECURITY              Y8415D106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         1101 TT               MEETING DATE               6/30/2005
ISIN                  TW0001101004          AGENDA                     700711561 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        4/29/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         6/16/2005
SEDOL(S)              6869937

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING229125 DUE       Non-Voting
            TO CHANGE IN NUMBE R OF RESOLUTIONS.ALL VOTES RECEIVED ON
            THE PREVIOUS MEETING WILLBE DISREGARD ED AND YOU WILL NEED
            TO REINSTRUCTON THIS MEETING NOTICE. THANK YOU.

1.          Approve the 2004 operation report, Supervisors review of         Mgmt
            year2004, financial report and the other reporting matters

2.          Approve the 2004 operations and financial reports and the        Mgmt
            2004earning distrib ution; cash dividend TWD 0.7 per
            share, stockdividend 50 shares per 1,000 sh ares from
            retained earningssubject to 20% with holding tax

3.          Approve the capitalization of 2004 dividend                      Mgmt

4.          Amend the Memorandum and the Articles of Association             Mgmt

5.          Approve the procedure of acquiring or disposing asset            Mgmt

6.          Approve to release the non competition clause for Directors      Mgmt

--------------------------------------------------------------------------------
TAIWAN CEMENT CORP
--------------------------------------------------------------------------------

SECURITY              Y8415D106             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         1101 TT               MEETING DATE               6/30/2005
ISIN                  TW0001101004          AGENDA                     700712828 - Management
CITY                  TAIPEI                HOLDINGS RECON DATE        4/28/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         6/16/2005
SEDOL(S)              6869937

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING234566 DUE       Non-Voting
            TO THE ADDITIONAL RESOLUTIONS. ALLVOTES RECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AN D YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

            Approve the 2004 business operations and financial               Non-Voting
            statements

            Approve the 2004 audited reports                                 Non-Voting

            Other presentations                                              Non-Voting

1.1         Approve the 2004 business reports                                Mgmt              For       *

1.2         Approve the 2004 financial statements                            Mgmt              For       *

1.3         Approve the 2004 profit distribution; cash dividend TWD          Mgmt              For       *
            0.7 pershare, stock dividend 50 shares per 1,000 shares
            from retainedearnings subject to 20% with holding tax

2.1         Approve the issuance of new shares from retained earnings        Mgmt            Abstain     *

2.2         Amend the Articles of Incorporation                              Mgmt              For       *

2.3         Approve to revise the procedures of asset acquisition or         Mgmt            Abstain     *
            disposal

2.4         Approve to release the prohibition on the Directors              Mgmt            Abstain     *
            fromparticipation in comp etitive business

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD
--------------------------------------------------------------------------------

SECURITY              Y84629107             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         2330 TT               MEETING DATE               12/21/2004
ISIN                  TW0002330008          AGENDA                     700610579 - Management
CITY                  HSINCHU               HOLDINGS RECON DATE        11/4/2004
COUNTRY               TAIWAN                VOTE DEADLINE DATE         12/8/2004
SEDOL(S)              6889106

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Amend the Articles of Incorporation                              Mgmt            Abstain     *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD
--------------------------------------------------------------------------------

SECURITY              Y84629107             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         2330 TT               MEETING DATE               12/21/2004
ISIN                  TW0002330008          AGENDA                     700616468 - Management
CITY                  HSINCHU               HOLDINGS RECON DATE        11/19/2004
COUNTRY               TAIWAN                VOTE DEADLINE DATE         12/8/2004
SEDOL(S)              6889106

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
*           PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING208106 DUE       Non-Voting
            TO CHANGE IN THE AGENDA. ALL VOTESRECEIVED ON THE PREVIOUS
            MEETING WILL BEDISREGARDED AND YOUWILL NEED TO REINSTRUCT
            ONTHIS MEETING NOTICE. THANK YOU.

1.          Approve to revise the Articles of Incorporation, with            Mgmt              For       *
            regards to itsdividendpolicy, the revision calls for
            future dividend distribution tobe made preferably by way
            of cash dividend

2.          Approve that the stock dividend shall not exceed 50% of          Mgmt              For       *
            totaldistribution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD
--------------------------------------------------------------------------------

SECURITY              Y84629107             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2330 TT               MEETING DATE               5/10/2005
ISIN                  TW0002330008          AGENDA                     700648744 - Management
CITY                  HSINCHU               HOLDINGS RECON DATE        3/10/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         4/26/2005
SEDOL(S)              6889106

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.1         Receive the 2004 business operations                             Mgmt              For       *

1.2         Receive the audited reports                                      Mgmt              For       *

1.3         Receive the status of asset acquisition or disposal              Mgmt              For       *

1.4         Receive the status of endorsement and guarantee                  Mgmt              For       *

1.5         Receive the status of purchasing treasury stocks                 Mgmt              For       *

2.1         Acknowledge the 2004 business reports and the                    Mgmt              For       *
            financialstatements

2.2         Approve the 2004 profit distribution; proposed cash              Mgmt              For       *
            dividend:TWD 2 per share

2.3         Approve the issuance of new shares from retained earnings        Mgmt              For       *
            andstaff bonus; pro posed stock dividend: 50 for 1,000
            shares held

2.4         Amend the Articles of Incorporation                              Mgmt            Abstain     *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD
--------------------------------------------------------------------------------

SECURITY              Y84629107             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2330 TT               MEETING DATE               5/10/2005
ISIN                  TW0002330008          AGENDA                     700699400 - Management
CITY                  HSINCHU               HOLDINGS RECON DATE        3/10/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         4/26/2005
SEDOL(S)              6889106

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING219041 DUE       Non-Voting
            TO AN ADDITIONAL R ESOLUTION. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU.

1.1         Approve the 2004 business operations                             Mgmt              For       *

1.2         Approve the audited reports                                      Mgmt              For       *

1.3         Approve the status of asset acquisition or disposal              Mgmt              For       *

1.4         Approve the status of endorsement and guarantee                  Mgmt              For       *

1.5         Approve the status of purchasing treasury stocks                 Mgmt              For       *

2.1         Approve the 2004 business reports and the financial              Mgmt              For       *
            statements

2.2         Approve the 2004 profit distribution; proposed cash              Mgmt              For       *
            dividend:TWD 2 per share

2.3         Approve the issuance of new shares from retained earnings        Mgmt              For       *
            andthe staff bonus; proposed stock dividend: 50 for 1,000
            shares held

2.4         Amend the Articles of Incorporation                              Mgmt            Abstain     *

3.          Extraordinary motions                                            Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
THE JAMMU AND KASHMIR BANK LTD
--------------------------------------------------------------------------------

SECURITY              Y8743F112             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         J&KBK IN              MEETING DATE               7/24/2004
ISIN                  INE168A01017          AGENDA                     700572476 - Management
CITY                  SRINAGAR              HOLDINGS RECON DATE        7/12/2004
COUNTRY               INDIA                 VOTE DEADLINE DATE         7/19/2004
SEDOL(S)              6142917

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
S.1         Approve, pursuant to applicable provisions of the                Mgmt              For       *
            ForeignExchange ManagementAct, 1999 FEMA , Para 4 of
            Schedule 2of the Foreign Exchange Management transfer or
            issue ofsecurities by a person resident out of India
            Regulations, 2000 asamended till date and other applicable
            Rules, Regulations andLaws including any statutory
            modification or re-enactmentthereof for the time being in
            force and all other applicableprovisions and subject to
            the approval, permission and sanctionof the Reserve Bank
            of India RBI and other concernedauthorities, if required
            and subject to such conditions asprescribed by the
            concerned authorities while granting suchapprovals,
            permissions, sanctions agreedby the Board ofDirectors of
            the Company and/or a duly authorized Committeethereof for
            the time being exercising the powers conferred by theBoard of Directors Board , the investment by ForeignInstitutional
            Investors, including their Securities and ExchangeBoard of
            India approved subsidiary-accounts FIIs, in the
            equityshares of the Company, by purchase or acquisition
            from themarket under the Portfolio Investment Scheme under
            FEMA,subject to the conditions that total holdings of all
            FIIs put togethershall not exceed 33% of the paid up equity share capital; andauthorize the Board to increase the limit of investments of FIIs inthe equity shares of the Company, under the portfolio Investment Scheme, up to the maximum
            limits as prescribed bythe Government of India/FIPB/RBI
            from time to time; andauthorize the Board to do all such
            acts, deeds and things andexecute all such documents and
            undertakings as requiredornecessary or expedient for the
            purpose of giving effect to theabove said resolution and
            for matters connected therewith orincidental thereto

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
THE SIAM COMMERCIAL BANK PUBLIC CO LTD
--------------------------------------------------------------------------------

SECURITY              Y7905M113             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         SCB TB                MEETING DATE               4/5/2005
ISIN                  TH0015010018          AGENDA                     700649796 - Management
CITY                  BANGKOK               HOLDINGS RECON DATE        3/16/2005
COUNTRY               THAILAND              VOTE DEADLINE DATE         3/28/2005
SEDOL(S)              5314041, 6889935

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the minutes of the AGM of shareholders No.181 on         Mgmt              For       *
            08APR 2004

2.          Approve to inform the annual report prepared by the Board        Mgmt              For       *
            of Directors for the FY 2004

3.          Approve the financial statements for the FYE 31 DEC 2004         Mgmt              For       *

4.          Approve the allocation of profits and dividend payment           Mgmt              For       *

5.          Approve the Directors' bonus and inform the Directors' for       Mgmt              For       *
            the remuneration of Directors for year 2005

6.          Elect the Directors, in replacement of those who retired         Mgmt              For       *
            by rotation

7.          Approve the issuance of debentures and/or                        Mgmt              For       *
            subordinateddebentures and/or short -term debentures
            and/or other types ofdebentures in the amount not
            exceeding THB 40,000 million or equivalent in other
            currencies

8.          Appoint the Auditors and approve to fix the auditing fee         Mgmt              For       *

9.          Amend Clause 4 of the Bank's Memorandum of Association           Mgmt            Abstain     *

10.         Any other business                                               Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
THE SIAM COMMERCIAL BANK PUBLIC CO LTD
--------------------------------------------------------------------------------

SECURITY              Y7907V129             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         SCB TB                MEETING DATE               4/5/2005
ISIN                  TH0015020017          AGENDA                     700649912 - Management
CITY                  BANGKOK               HOLDINGS RECON DATE        3/15/2005
COUNTRY               THAILAND              VOTE DEADLINE DATE         3/28/2005
SEDOL(S)              5777956, 6153726

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the minutes of the AGM of the shareholders No.           Mgmt              For       *
            181held on 08 APR 2004

2.          Approve to inform the annual report prepared by the Board        Mgmt              For       *
            of Directors for the FY 2004

3.          Approve the financial statement for the FYE 31 DEC 2004          Mgmt              For       *

4.          Approve the allocation of profits and the dividend payment       Mgmt              For       *

5.          Approve the Directors' bonus and to inform the Directors'        Mgmt              For       *
            for theremuneration of Directors' for the year 2005

6.          Elect the Directors in replacement of those retired by           Mgmt              For       *
            rotation

7.          Approve the issuance of debentures and/or                        Mgmt              For       *
            subordinateddebentures and/or short -term debentures
            and/or other types ofdebentures in the amount not
            exceeding THB 40,000 million orequivalent in other
            currencies

8.          Appoint the Auditors and approve to fix the auditing fee         Mgmt              For       *

9.          Amend Clause 4 of the Bank's Memorandum of Association           Mgmt            Abstain     *

10.         Any other business if any                                        Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
THE WHARF (HOLDINGS) LTD
--------------------------------------------------------------------------------

SECURITY              Y9551M108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         4 HK                  MEETING DATE               5/18/2005
ISIN                  HK0004000045          AGENDA                     700705063 - Management
CITY                  KOWLOON               HOLDINGS RECON DATE        5/10/2005
COUNTRY               HONG KONG             VOTE DEADLINE DATE         5/5/2005
SEDOL(S)              4969226, 6435576, 6959582, B01DRT5

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the statement of accounts and the reports of the         Mgmt              For       *
            Directors and Auditor s for the YE 31st DEC 2004

2.          Declare a final dividend for the YE 31st DEC 2004                Mgmt              For       *

3.          Re-elect retiring Directors                                      Mgmt              For       *

4.          Appoint Auditors and authorise the Directors to fix their        Mgmt              For       *
            remuneration

5.          Approve: to increase in the rate of fee payable to each          Mgmt              For       *
            Directorof the Compan y from HKD 35,000 per annum to HKD
            50,000per annum, and to pay to each of tho se Directors of
            theCompany who from time to time are also members of the
            Audi tCommittee of the Company of an extra remuneration at the ratioof HKD 15,000 per annum

6.          Authorize the Directors of the Company to purchase shares        Mgmt              For       *
            in the capital of th e Company during the relevant period, on TheStock Exchange of Hong Kong Limit ed or any other
            stock exchange recognised for this purpose by the
            Securities and Futures Commission of Hong Kong and The
            Stock Exchange of Hong Kong Limited under the Code on
            Share Repurchase, notexceeding 10% of the aggregate
            nominal amount of the issued share capital of the Company
            at the date of passing this resolution; Authority expires
            the earliest of the conclusion of thenext AG M of the
            Company; or the expiration of the period withinwhich the
            next AGM of the Company is to be held by law; or the
            revocation or variation of the authority given under this
            resolution by ordinary resolution of the shareholders in
            general meeting

7.          Authorize the Directors of the Company to allot, issue and       Mgmt              For       *
            dealwith additiona l shares in the capital of the Company
            and makeor grant offers, agreements an d options during
            the relevantperiod, not exceeding the aggregate of 20% of
            th e aggregatenominal amount of the issued share capital
            of the Company atthe d ate of passing this resolution;
            otherwise than pursuant to i)any executive or employee
            share option or incentive scheme; or

            ii) a rights issue; or iii) any scrip dividend or similar arrangement;Authority expires the earliest of the conclusion of the next AGMof the Company; or the expiration of the period wi thin which thenext AGM of the Company is to be held by law; or the revocationor variation of the approval given under this resolution byordinary resoluti on of the shareholders in general meeting

8.          Approve to extend the general mandate granted to the             Mgmt              For       *
            Directorsof the Company to allot, issue and deal with any
            additional shares of the Company pursuant to ordinary
            resolution 7 , by anamount representing the aggregate
            nominal amount of theshare capital repurchased by the
            Company pursuant to ordinary resolution 6 , provided that
            such extended amount does not exceed 10% of the aggregate
            nominal amount of the issued share capital of the Company
            at the date of passing this resolution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
TOM ONLINE INC
--------------------------------------------------------------------------------

SECURITY              G89165107             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         8282 HK               MEETING DATE               4/26/2005
ISIN                  KYG891651070          AGENDA                     700682417 - Management
CITY                  HONG KONG             HOLDINGS RECON DATE        4/1/2005
COUNTRY               CAYMAN-ISLANDS        VOTE DEADLINE DATE         4/14/2005
SEDOL(S)              6743440

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and adopt the audited consolidated statements and        Mgmt              For       *
            thereports of the D irectors of the Company Directors for
            the YE 31DEC 2004

2.          Re-elect the Directors                                           Mgmt              For       *

3.          Re-appoint the Auditors and authorize the Directors to fix       Mgmt              For       *
            theirremuneration

4.          Authorize the Directors, pursuant to the Rules Governing         Mgmt            Abstain     *
            theListing of Securi ties on the Growth Enterprise Market
            GEM ofthe Stock Exchange of the Hong K ong Limited the
            StockExchange to allot, issue or otherwise deal with
            additi onalshares in the share capital of the Company and
            to make or grantoffers, a greements and options during and after the relevantperiod, not exceeding 20% of the
            aggregate nominal amount ofthe share capital of the
            Company otherwise than pursuant to: i) arights issue; or
            ii) the exercise of any share option s cheme orsimilar
            arrangement; or iii) any scrip dividend or
            similararrangemen t; or iv) any issue of shares in the
            Company uponthe exercise of rights on th e subscription or conversion underthe terms of any existing warrants of the
            C ompany or anyexisting securities of the Company which
            carry rights to subscribe for or convertible into shares
            of the Company Authorityexpires the earlie r of the
            conclusion of the next AGM of theCompany or the expiration of the pe riod within which the nextAGM is to be held by
            law

5.          Authorize the Directors of the Company to repurchase its         Mgmt            Abstain     *
            shareson the Growth Enterprise Market, or any other stock
            exchangeon which shares of the Company may be listed and
            recognizedby The Securities and Futures Commission of Hong
            KongSecurities and Futures Commission and the Stock
            Exchange forsuch purpos e, and otherwise in accordance
            with the rules andregulations of the Securitie s and
            Futures Commission, the StockExchange or of any other
            stock exchange, n ot exceeding 10%of the aggregate nominal amount of the share capital of the Company; Authority
            expires the earlier of the conclusion of theAGM of the Com pany or the expiration of the period withinwhich the next
            AGM of the Company is to be held by law

6.          Approve, conditional upon the passing of Resolutions 4 and       Mgmt            Abstain     *
            5,the to allot, is sue and deal with additional shares and to make orgrant offers, agreements an d options which
            might require theexercise of such powers pursuant to
            Resoluti on No. 4 beextended by the addition thereto of an amount representing theagg regate nominal amount of the
            share capital of the Companyrepurchased by the C ompany
            under the authority grantedpursuant to Resolution No. 5,
            and amount sh all not exceed 10%of the aggregate nominal
            amount of the issued share capital ofthe Company at the
            date passing of said resolution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
UNITED MICROELECTRONICS CORP
--------------------------------------------------------------------------------

SECURITY              Y92370108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2303 TT               MEETING DATE               6/13/2005
ISIN                  TW0002303005          AGENDA                     700667718 - Management
CITY                  HSINCHU               HOLDINGS RECON DATE        4/13/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/27/2005
SEDOL(S)              6916628

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            AS PER TRUST ASSOCIATION'S PROXY VOTINGGUIDELINES, EVERY         Non-Voting
            SHAREHOLDER IS ELIGI BLE TO BENOMINATED AS A CANDIDATE AND
            BE ELECTED AS ADIRECTOR OR A SUPERVISO R, REGARDLESS OF
            BEINGRECOMMENDED BY THE COMPANY AND/OR BY OTHERPARTIES. IF
            YOU INTEND TO VOTE FOR A LISTEDCANDIDATE, YOU WILL NEED TO
            CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN
            THECANDIDATE'S NAME AND ID NUMBER. W ITHOUT SUCHSPECIFIC
            INFORMATION, AN ELECTION WOULD BEDEEMED AS A 'NO VOTE'

1.1         Approve the business operation report of FY 2004                 Mgmt              For       *

1.2         Approve the Supervisors review financial reports of the FY       Mgmt              For       *
            2004

1.3         Approve the report of the status of acquisition and the          Mgmt            Abstain     *
            disposal of assets with related persons

1.4         Approve the execution status report of buyback of the            Mgmt            Abstain     *
            treasury stock

1.5         Approve the report on merger with the SIS Microelectronics       Mgmt            Abstain     *

1.6         Approve the institute code of ethics for the Directors,          Mgmt            Abstain     *
            the Supervisors and the Managers

2.1         Ratify the business operation result and the financial           Mgmt            Abstain     *
            reports ofthe FY 2004

2.2         Ratify the net profit allocation of the FY 2004                  Mgmt            Abstain     *

3.1         Amend the process procedures of lending to others                Mgmt            Abstain     *

3.2         Approve to relieve restrictions on the Directors' of other       Mgmt            Abstain     *
            Companies

3.3         Approve the issuing of additional shares                         Mgmt            Abstain     *

3.4         Amend the Company Articles                                       Mgmt            Abstain     *

4.          Elect the Company's Directors                                    Mgmt              For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
UNITED MICROELECTRONICS CORP
--------------------------------------------------------------------------------

SECURITY              Y92370108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2303 TT               MEETING DATE               6/13/2005
ISIN                  TW0002303005          AGENDA                     700723655 - Management
CITY                  HSINCHU               HOLDINGS RECON DATE        4/14/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         5/27/2005
SEDOL(S)              6916628

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 222785        Non-Voting
            DUE TO CHANGE IN NU MBER OF RESOLUTIONS.ALL VOTES RECEIVED
            ON THE PREVIOUS MEETING WILLBE DISREG ARDED AND YOU WILL
            NEED TO REINSTRUCTON THIS MEETING NOTICE. THANK YOU.

            AS PER TRUST ASSOCIATION'S PROXY VOTINGGUIDELINES, EVERY         Non-Voting
            SHAREHOLDER IS ELIGI BLE TO BENOMINATED AS A CANDIDATE AND
            BE ELECTED AS ADIRECTOR OR A SUPERVISO R, REGARDLESS OF
            BEINGRECOMMENDED BY THE COMPANY AND/OR BY OTHERPARTIES. IF
            YOU INTEND TO VOTE FOR A LISTEDCANDIDATE, YOU WILL NEED TO
            CONTACT THE CANDIDATE AND/OR THE ISSUING COMPANY TO OBTAIN
            THECANDIDATE'S NAME AND ID NUMBER. W ITHOUT SUCHSPECIFIC
            INFORMATION, AN ELECTION WOULD BEDEEMED AS A 'NO VOTE'.

1.1         Approve the 2004 business report                                 Mgmt             For        *

1.2         Approve the Supervisor's report of 2004 and the audited          Mgmt              For       *
            financialreport

1.3         Approve to acquire or dispose the assets with related            Mgmt              For       *
            parties inthe year 2004

1.4         Approve the 7th treasury shares buyback program                  Mgmt              For       *

1.5         Approve the merger with SIS Microelectronics                     Mgmt            Abstain     *

1.6         Approve to institute code of ethics for the Directors,           Mgmt              For       *
            Supervisorsand Officers

2.1         Receive the Company's 2004 business report and the               Mgmt              For       *
            financialstatement

2.2         Approve the Company's 2004 retained earnings                     Mgmt              For       *
            distributionstock dividend 100 shares per 1000 shares from the retainedearnings subject to 20% withholding t ax

3.1         Amend the Company's loan procedure                               Mgmt            Abstain     *

3.2         Approve to release the Directors elected from                    Mgmt            Abstain     *
            non-competitionrestrictions

3.3         Approve the capitalization of 2004 dividends and                 Mgmt              For       *
            employeebonus

3.4         Amend the Company's Articles of Incorporation                    Mgmt            Abstain     *

4.          Elect the Company's Director                                     Mgmt              For       *

5.          Others agenda and special mentions                               Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
UNITED MICROELECTRONICS CORP
--------------------------------------------------------------------------------

SECURITY              Y92370108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         2303 TT               MEETING DATE               6/13/2005
ISIN                  TW0002303005          AGENDA                     700736551 - Management
CITY                  HSINCHU               HOLDINGS RECON DATE        4/13/2005
COUNTRY               TAIWAN                VOTE DEADLINE DATE         6/2/2005
SEDOL(S)              6916628

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 237802        Non-Voting
            DUE TO CHANGE IN NU MBER OF RESOLUTIONS.ALL VOTES RECEIVED
            ON THE PREVIOUS MEETING WILLBE DISREG ARDED AND YOU WILL
            NEED TO REINSTRUCTON THIS MEETING NOTICE. THANK YOU.

1.1         Approve the 2004 business report                                 Mgmt              For       *

1.2         Approve the Supervisor's report of 2004 and the audited          Mgmt              For       *
            financial report

1.3         Approve to acquire or dispose the assets with related            Mgmt              For       *
            parties inthe year 2004

1.4         Approve the 7th treasury shares buyback program                  Mgmt              For       *

1.5         Approve the merger with SIS Microelectronics                     Mgmt              For       *

1.6         Approve to institute code of ethics for the Directors,           Mgmt              For       *
            Supervisor sand Officers

2.1         Receive the Company's 2004 business report and the               Mgmt              For       *
            financial statement

2.2         Approve the Company's 2004 retained earnings                     Mgmt              For       *
            distributionstock dividend 100 shares per 1000 shares from the retainedearnings subject to 20% withholding tax

3.1         Amend the Company's loan procedure                               Mgmt            Abstain     *

3.2         Approve to release the Directors elected from                    Mgmt              For       *
            non-competition restrictions

3.3         Approve the capitalization of 2004 dividends and employee        Mgmt              For       *
            bonus

3.4         Amend the Company's Articles of Incorporation                    Mgmt            Abstain     *

4.          Elect Silicon Intergrated Systems Corp. / ID No. 1569628         Mgmt              For       *
            as theCompany's Director

5.          Others agenda and special mentions                               Other             For       *

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
UNITED OVERSEAS BANK LTD, SINGAPORE
--------------------------------------------------------------------------------

SECURITY              V96194127             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         UOB SP                MEETING DATE               4/27/2005
ISIN                  SG1M31001969          AGENDA                     700685831 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        4/25/2005
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         4/18/2005
SEDOL(S)              5812716, 6916781, 6916877, B06P5N6

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the financial statements, the Directors' report          Mgmt              For       *
            and theAuditors' report for the YE 31 DEC 2004

2.          Declare a final dividend of 40% 40 cents per share less          Mgmt              For       *
            20%income tax for t he YE 31 DEC 2004

3.          Approve the Directors' fees of SGD 600,000 for 2004              Mgmt              For       *
            2003:SGD 618,750

4.          Re-appoint Messrs Ernst & Young as the Auditors of the           Mgmt              For       *
            Company and authorize the Directors to fix their
            remuneration

5.          Re-elect Mr. Wong Meng Meng as a Director                        Mgmt              For       *

6.          Re-elect Mr. Tan Kok Quan as a Director                          Mgmt              For       *

7.          Re-elect Mr. Ngiam Tong Dow as a Director                        Mgmt              For       *

8.          Re-appoint Mr. Wee Cho Yaw as a Director, pursuant to            Mgmt              For       *
            Section153(6) of the Co mpanies Act, Cap. 50, until the
            next AGM of theCompany

9.          Authorize the Directors, pursuant to Section 161 of              Mgmt            Abstain     *
            theCompanies Act, Cap. 50 , to offer and grant options
            inaccordance with the Regulations of the UOB 199 9 Share
            OptionScheme the "Scheme" and to allot and issue from time to timesuch number of shares in the Company as may be
            required to beissued pursuant to the exercise of options
            under the Scheme,provided that the aggregate numbe r of
            shares to be issuedpursuant to this resolution shall not
            exceed 15% of t he issuedshare capital of the Company from time to time

10.         Authorize the Directors, pursuant to Section 161 of              Mgmt            Abstain     *
            theCompanies Act, Cap. 50 , to issue shares in the Company at anytime and upon such terms and condition s and for
            such purposesas the Directors may, in their absolute
            discretion, de em fitprovided that the aggregate number of shares to be issuedpursuant to t his resolution shall not
            exceed 10% of the issuedshare capital of the Company for
            the time being

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
UNITED OVERSEAS BANK LTD, SINGAPORE
--------------------------------------------------------------------------------

SECURITY              V96194127             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         UOB SP                MEETING DATE               4/27/2005
ISIN                  SG1M31001969          AGENDA                     700686198 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        4/22/2005
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         4/18/2005
SEDOL(S)              5812716, 6916781, 6916877, B06P5N6

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Authorize the Directors of the Company, for the purposes         Mgmt            Abstain     *
            ofSections 76C and 7 6E of the Companies Act, Chapter 50
            ofSingapore the Companies Act , to purch ase or
            otherwiseacquire issued ordinary shares of SGD 1.00 each
            fully paid in thecapital of the Company the Shares not
            exceeding in aggregatethe Maximu m Limit as specified , at such price or prices as maybe determined by the Di rectors of the Company from time totime up to the Maximum Price as specified , whether by way of:i) market purchase(s) on the
            Singapore Exchange Securiti esTrading Limited SGX-ST ;
            and/or ii) off-market purchase(s) ifeffected ot herwise
            than on SGX-ST in accordance with anyequal access
            scheme(s) as may b e determined or formulated bythe
            Directors of the Company as they consider fi t,
            whichscheme(s) shall satisfy all the conditions prescribed by theCompanie s Act; and otherwise in accordance with all other lawsand regulations and rul es of SGX-ST as may for
            the time beingbe applicable the share Purchase Manda te ;
            authority expiresthe earlier of the conclusion of the next
            AGM
            of the C ompany orthe date by which the next AGM of the
            Company is required bylaw to be held ; and to complete and do all such acts and thingsincluding executing such
            documents as may be required as theyand/or he may consider expedient o r necessary to give effect tothe transactions
            contemplated and/or authorized by thisresolution

            PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPTOF             Non-Voting
            RECORD DATE. IF YOU HAVE ALREADY SENT IN YOURVOTES, PLEASE
            DO NOT RETURN THIS PROXY FORMUNLESS YOU D ECIDE TO AMEND
            YOUR ORIGINALINSTRUCTIONS. THANK YOU.

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
UNITED OVERSEAS BK LTD
--------------------------------------------------------------------------------

SECURITY              V96194127             MEETING TYPE               ExtraOrdinary General Meeting
TICKER SYMBOL         UOB SP                MEETING DATE               6/24/2005
ISIN                  SG1M31001969          AGENDA                     700741451 - Management
CITY                  SINGAPORE             HOLDINGS RECON DATE        6/21/2005
COUNTRY               SINGAPORE             VOTE DEADLINE DATE         6/15/2005
SEDOL(S)              5812716, 6916781, 6916877, B06P5N6

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve that: a) the Company makes a distribution                Mgmt            Abstain     *
            theDistribution of betwee n a minimum of 153,744,363 and
            amaximum of 153,844,563 ordinary shares of par value SGD
            1.00each UOL Shares in the capital of United Overseas Land
            Limited UOL held by the Company by way of a dividend in
            specie inthe proportion of 100 UOL Shares for every 1,000
            ordinaryshares of par value SGD 1.00 each i n the capital
            of theCompany held by the shareholders of the Company as
            at 5.0 0p.m. on 30 JUN 2005 the Books Closure Date ,
            fractions of aUOL Share to be disregarded, free of
            encumbrances andtogether with all rights attaching ther
            eto on and from the BooksClosure Date, except that: i) the
            UOL Shares which w ouldotherwise be distributed to UOL and its subsidiaries pursuant tothe dist ribution shall be
            dealt with in the manner set out inParagraph (c) below;
            and ii) the Directors of the Company are ofthe view that
            the distribution of UOL Shares to any shareholderof the
            Company whose registered address as recorded in
            theRegister of Members of the Company or in the
            DepositoryRegister maint ained by The Central

            Depository Pte LimitedCDP on the Books Closure Date is outside Singapore theRelevant Overseas Shareholder may infringe any rele vantforeign Law or necessitate compliance with conditions orrequirements whi ch the Directors of the Company in theirabsolute discretion regard as onerous or impracticable by reasonof costs, delay or otherwise, such UOL Shares shal l not bedistributed to such Relevant Overseas Shareholder, but shall bedealt with in the manner set out in Paragraph (d) below; b) theresultant entitleme nts to fractions of UOL
            Shares be aggregatedand sold for the benefit of the C ompany or otherwise dealt within such manner and on such terms and conditions as theDirectors of the Company in their absolute discretion deem fit; c)the UOL Shares which would otherwise be distributed to UOL orany of its subsidia ries the UOL Group pursuant to theDistribution be distributed to such perso n(s) as the Directors ofthe
            Company may appoint for the purposes of sale of s uch
            UOLShares on such terms and conditions as the Directors of theCompany d eem fit , and the proceeds if any thereof, afterdeducting all dealing and o ther expenses in connectiontherewith, be paid to the UOL Group in full satisf action of theirrights to the UOL Shares and the UOL Group shall have no claimwhatsoever including in respect of any such sale or the timingthereof not for distribution in the United
            States against theCompany, Credit Suisse First Boston
            Singapore Limited CSFBand/or CDP in connection therewith;
            d) the UOL Shares whichwould otherwise be distributed to the Relevant Overseas Shareholders pursuant to the Distribution be distributed to such person(s) as the D irectors of the Company may appoint for thepurposes of sale on such terms an d conditions as the Directorsof the Company deem fit , and that the aggregate amount of theproceeds if any thereof, after deducting all dealing and othe rexpenses in connection therewith, be distributed proportionatelyto and amon g all such Relevant
            Overseas Shareholdersaccording to their respective entitl ements to UOL Shares as atthe Books Closure Date in full satisfaction of thei r rights to theUOL Shares, provided that where the amount of such proceedsto be paid to any particular Relevant Overseas Shareholder isless than SGD
            10.0 0, such amount shall be retained for thebenefit of the Company or otherwise d ealt with in such mannerand on such terms and conditions as the Directors of theCompany deem fit, and no Relevant Overseas Shareholder shallhave any clai m whatsoever including in respect of any suchsale or the timing thereof aga inst the Company, CSFB and/orCDP in connection therewith; e) the Company appr opriates anamount equal to the market value of the UOL Shares determined by reference to the last done price of UOL
            Shares onthe Books Closure Date or, i f that date is a day on whichSingapore Exchange Securities Trading Limited t he
            SGX-ST isnot open for trading of securities or no trades are executed, onthe day immediately preceding the Books
            Closure Date on whichthe SGX-ST is o pen for trading of securities and trade(s) havebeen executed out of the reta ined profits of the Company tomeet the value of the UOL
            Shares to be distribu ted to theshareholders of the Company; and f) authorize the Directors ofthe Company and each of them to complete and to do all suchacts and things, decid e all questions and exercise all discretionsincluding approving, modifying a nd executing all documents asthey may consider necessary or expedient in con nection withthe distribution and/or to give effect to the distribution

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
WTK HOLDINGS BHD
--------------------------------------------------------------------------------

SECURITY              Y9649X108             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         WTKH MK               MEETING DATE               6/29/2005
ISIN                  MYL4243OO001          AGENDA                     700746805 - Management
CITY                  KUALA LUMPUR          HOLDINGS RECON DATE        6/7/2005
COUNTRY               MALAYSIA              VOTE DEADLINE DATE         6/20/2005
SEDOL(S)              2767488, 6536695, 6771429, B02HN32

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive the audited financial statements of the YE 31 DEC        Mgmt              For       *
            2004 together with the reports of the Directors and the
            Auditors thereon

2.          Declare a final dividend of 5.76% tax exempt                     Mgmt              For       *

3.          Approve payment of Directors' fees amounting to                  Mgmt              For       *
            MYR120,000.00 for the YE 31 D EC 2004

4.          Re-elect Mr. Wong Kie Chie as a Director, in accordance          Mgmt              For       *
            withArticle 96 of the Company's Articles of Association

5.          Re-elect Lt. Gen Rtd Datuk Seri Abdul Manap Bin Ibrahim as       Mgmt              For       *
            aDirector in ac cordance with Article 96 of the Company's
            Articlesof Association

6.          Re-elect Mr. Patrick Wong Haw Yeong as a Director                Mgmt              For       *
            inaccordance with Article 9 0 of the Company's Articles
            ofAssociation

7.          Re-appoint Messrs Ernst & Young as Auditors of the               Mgmt              For       *
            Companyand Authorize the D irectors to fix their
            remuneration

8.          Grant authority to issue shares pursuant to Section 132D         Mgmt              For       *
            of theCompanies Act 1965, provided that the aggregate
            number ofshares to be issued does not excee d 10% of the
            issued sharecapital of the Company

9.          Approve to renew the share buy back mandate                      Mgmt              For       *

10.         Approve to renew the general mandate for recurrent               Mgmt            Abstain     *
            relatedparty transaction o f the revenue of trading nature

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
YANTAI NORTH ANDRE JUICE CO LTD
--------------------------------------------------------------------------------

SECURITY              Y97409125             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         8259 HK               MEETING DATE               5/17/2005
ISIN                  CN0006753288          AGENDA                     700687164 - Management
CITY                  SHANDONG              HOLDINGS RECON DATE        4/15/2005
COUNTRY               CHINA                 VOTE DEADLINE DATE         5/5/2005
SEDOL(S)              6710938

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Approve the report of the Board of Directors of the              Mgmt              For       *
            Company the Board for th e YE 31 DEC 2004

2.          Approve the report of the Supervisory Committee of               Mgmt              For       *
            theCompany for the YE 31 D EC 2004

3.          Approve the audited consolidated financial statements of         Mgmt              For       *
            theCompany and the report of the Auditors for the YE 31
            DEC 2004

4.          Approve the Profit Distribution Plan for the YE 31 DEC           Mgmt              For       *
            2004, andthe Final Div dend Distribution Plan for the YE
            31 DEC 2004 if any , and authorize the Board for the
            distribution of the final dividends if any to the
            shareholders of the Company

5.          Approve to determine if appropriate the remuneration of          Mgmt              For       *
            the Directors and the Supervisors of the Company for the
            YE 31DEC 2005

6.          Re-appoint KPMG and KPMG Huazhen as the Auditors of the          Mgmt              For       *
            Company International and PRC Auditors, respectively for
            the YE 31 DEC 2005 and authorize the Board to fix their
            remunerations

7.          Approve the resignation of Mr.Lei Liang Sheng as a               Mgmt              For       *
            Non-Executive Director of the Company

8.          Appoint Mr. Luo Zhi Xian as a Non-Executive Directors of         Mgmt              For       *
            theCompany

S.9         Authorize the Board, in accordance with the Company Law of       Mgmt            Abstain     *
            thePRC and the Rules Governing the Listing of Securities
            on theGrowth Enterprise Market of the Stock Exchange of
            Hong KongLimited and only if all necessary approvals from
            the China Securities Regulatory Commission and / or other
            relevant PRC government authorities are obtained, to
            allot, issue and dealwith additional shares in the capital of the Company and makeor grant offers, agreements and
            options, during and after the relevant period, not
            exceeding 20% of the aggregate nominal amount of issued
            promoter shares of the Company and/or 20% of the aggregate nominal amount of issued H shares of theCompany; Authority expires the earlier of the conclusion of the

            next AGM or in 12 months ; and authorize the Board, contingenton the Board resolving to issue shares: a) to approve, executeand do or procure to be executed and done all such documents,deeds and things to be in connection with the issue of such newshares, including without limi tation, determining the time and place for such issue, to make all necessary a pplications to the relevant authorities, to enter into underwriting agreement; b) todetermine the use of proceeds and to make necessary filingsand registr ation with PRC, the Hong Kong Specia lAdministrative Region of the PRC and other relevant authorities;c) to make amendment to the Articles of Association as it maydeem appropriate for the increase of the Company's registeredcapital and to reflect the new share capital structure of theCompany under the inten ded allotment and issue of the sharesof the Company pursuant to this resolution

10.         Approve any written proposals if any put forward                 Mgmt            Abstain     *
            byshareholders having voti ng rights of 5% or more than at themeeting

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
YANZHOU COAL MINING CO LTD
--------------------------------------------------------------------------------

SECURITY              Y97417102             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         1171 HK               MEETING DATE               6/28/2005
ISIN                  CN0009131243          AGENDA                     700724152 - Management
CITY                  SHANDONG              HOLDINGS RECON DATE        5/27/2005
COUNTRY               CHINA                 VOTE DEADLINE DATE         6/16/2005
SEDOL(S)              6109893, B01XVK4, B07LWN2

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and approve the working report of the Board of           Mgmt              For       *
            Directors of the Compan y the 'Board' for the YE 31 DEC
            2004

2.          Receive and approve the working report of the                    Mgmt              For       *
            SupervisoryCommittee of the Com pany for the YE 31 DEC 2004

3.          Receive and approve the audited financial statements of          Mgmt              For       *
            theCompany as at and for the YE 31 DEC 2004

4.          Approve to determine the remuneration of the Directors           Mgmt              For       *
            andSupervisors of the Company for the YE 31 DEC 2005

5.          Receive and approve the anticipated amount of 'sale of           Mgmt              For       *
            products and commodities', a type of daily connected
            transactions as defined under the Rules Governing the
            Listing of Shares on the Shanghai Stock Exchange of the
            Company, for the YE 31 DEC2005

S.6         Receive and approve the proposed Profit Distribution Plan,       Mgmt              For       *
            i.e.the Final Divi dend Distribution Plan RMB 0.26 per
            shareincluding tax and the issue of bon us shares of the
            Companythrough the capitalization of the capital reserve
            of the CompanyON the basis of 6 bonus shares for every 10
            existing shares forth e YE 31 DEC 2004 and authorize the
            Board to distribute suchfinal dividend and bonus shares to the shareholders of theCompany the 'Shareholders' and to m ake consequentialamendments to the Articles of Association of the Company arising from such bonus issue of shares

S.7         Amend the Articles of Association of the Company and             Mgmt              For       *
            authorize the board to do all such things as necessary in
            connection with such amendments

8.          Ratify and confirm the Directors of the second session of        Mgmt              For       *
            theBoard and the Su pervisors of the second session of
            theSupervisory Committee to continue carry ing out their
            duties asDirectors and Supervisors from 22 APR 2005 to the conc lusionof the AGM

9.1         Elect Mr. Wang Xin as a Director of the Company of the           Mgmt              For       *
            thirdsession of the Bo ard for a term of 3 years until the conclusion ofthe shareholders' meeting in or about JUN 2008

9.2         Elect Mr. Geng Jiahuai as a Director of the Company of the       Mgmt              For       *
            thirdsession of th e Board for a term of 3 years until the conclusion ofthe shareholders' meetin g in or about JUN
            2008

9.3         Elect Mr. Yang Deyu as a Director of the Company of the          Mgmt              For       *
            thirdsession of the B oard for a term of 3 years until the conclusion ofthe shareholders' meeting i n or about JUN
            2008

9.4         Elect Mr. Shi Xuerang as a Director of the Company of the        Mgmt              For       *
            thirdsession of the Board for a term of 3 years until the
            conclusion ofthe shareholders' meeting in or about JUN 2008

9.5         Elect Mr. Chen Changchun as a Director of the Company of         Mgmt              For       *
            thethird session of the Board for a term of 3 years until
            theconclusion of the shareholders' meet ing in or about
            JUN 2008

9.6         Elect Mr. Wu Yuxiang as a Director of the Company of the         Mgmt              For       *
            thirdsession of the Board for a term of 3 years until the
            conclusion ofthe shareholders' meeting in or about JUN 2008

9.7         Elect Mr. Wang Xinkun as a Director of the Company of the        Mgmt              For       *
            thirdsession of the Board for a term of 3 years until the
            conclusion ofthe shareholders' meeting in or about JUN 2008

9.8         Elect Mr. Chen Guangshui as a Director of the Company of         Mgmt              For       *
            the third session of the Board for a term of 3 years until the conclusion of the shareholders' meeting in or about
            JUN 2008

9.9         Elect Mr. Dong Yunqing as a Director of the Company of the       Mgmt              For       *
            thirdsession of th e Board for a term of 3 years until the conclusion ofthe shareholders' meeting in or about JUN 2008

10.1        Elect Mr. Pu Hongjin as an Independent Non-Executive             Mgmt              For       *
            Directorof the Company o f the third session of the Board
            for a term of 3years until the conclusion of the
            shareholders' meeting in or about JUN 2008

10.2        Elect Mr. Cui Jianmin as an Independent Non-Executive            Mgmt              For       *
            Directorof the Company of the third session of the Board
            for a term of 3years until the conclusion o f the
            shareholders' meeting in o rabout JUN 2008

10.3        Elect Mr. Wang Xiaojun as an Independent                         Mgmt              For       *
            Non-ExecutiveDirector of the Company of the third session
            of the Board for aterm of 3 years until the conclusion of
            the shareholders' meetingin or about JUN 2008

10.4        Elect Mr. Wang Quanxi as an Independent                          Mgmt              For       *
            Non-ExecutiveDirector of the Company of the third session
            of the Board for aterm of 3 years until the conclusion o f the shareholders' meetingin or about JUN 2008

11.1        Elect Mr. Meng Xianchang as a Supervisor not representing        Mgmt              For       *
            the employees of the Company of the third session of the
            Supervisory Committee of the Company for a term of 3 years until the conclusion of the shareholders' meeting in or
            about JUN 2008

11.2        Elect Mr. Song Guo as a Supervisor not representing              Mgmt              For       *
            theemployees of the Com pany of the third session of
            theSupervisory Committee of the Company for a te rm of 3
            yearsuntil the conclusion of the shareholders' meeting in
            or about JUN 2008

11.3        Elect Mr. Zhang Shengdong as a Supervisor not                    Mgmt              For       *
            representingthe employees of the Company of the third
            session of theSupervisory Committee of the Company f or a
            term of 3 years until the conclusion of the shareholders'
            meeting in or about JUN 2008

11.4        Elect Mr. Liu Weixin as a Supervisor not representing            Mgmt              For       *
            theemployees of the C ompany of the third session of
            theSupervisory Committee of the Company for a term of 3
            yearsuntil the conclusion of the shareholders' meeting in
            or about JUN2008

12.         Approve and adopt the Rules of Procedure for the                 Mgmt              For       *
            shareholders'meeting of Yanz hou Coal Mining Company
            Limited

13.         Approve and adopt the Rules of Procedure for the Board of        Mgmt              For       *
            Directors of Yanzhou Coal Mining Company Limited

14.         Approve and adopt the Rules of Procedure for the                 Mgmt              For       *
            Supervisory Committee of Yanz hou Coal Mining Limited

15.         Approve and adopt the Management Measures for the                Mgmt              For       *
            Directors'Decision Making Risk Fund of Yanhou Coal Mining
            Limited

16.         Appoint of Deloitte Touche Tohmatsu certified                    Mgmt              For       *
            publicaccountants in Hong Kong and Deloitte Touche
            TohmatsuCertified Public Accountants ltd. certified pu
            blic accountants inthe PRC (excluding Hong Kong) as the
            Company's internatio naland domestic Auditors for the year
            2005, respectively, anddetermine their remuneration

S.17        Authorize the Board, in accordance with the Company Law of       Mgmt              For       *
            thePRC and the Rul es Governing the Listing of the
            Securities onThe Stock Exchange of Hong Kong Limited and
            only if allnecessary approvals from the China Securities
            Regulato ryCommission and/or or other relevant PRC
            governmentauthorities are obtained , to allot, issue and
            deal with additionalH shares in the share capital of th e
            Company and make or grantoffers, agreements and options
            during and after th e relevantperiod, not exceeding 20% of the number of issued H shares;Author ity expires the
            earlier of the conclusion of the next AGMor 12 months ;
            and a uthorize the Board to approve and executeall such
            documents, deeds and things as it may considernecessary in connection with the issue of such new sharesincluding,
            without limitation, determining the time and place
            ofissue, making all necessary applications to the
            relevantauthorities and entering into an u nderwriting
            agreement or anyother agreement , to determine the use of
            procee ds and tomake all necessary filings and
            registrations with the relevantPRC, Hong Kong and

            other authorities, and to make suchamendments to the Articles o f Association of the Company as itthinks fit so as to reflect the increase in registered capital of theCompany and to reflect the new share capital struct ure of theCompany under the intended allotment and issue of the sharesof the Company

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
YUE YUEN INDUSTRIAL (HOLDINGS) LTD
--------------------------------------------------------------------------------

SECURITY              G98803144             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         551 HK                MEETING DATE               2/24/2005
ISIN                  BMG988031446          AGENDA                     700634935 - Management
CITY                  KOWLOON               HOLDINGS RECON DATE        1/20/2005
COUNTRY               BERMUDA               VOTE DEADLINE DATE         2/14/2005
SEDOL(S)              6586537, 7538689

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
1.          Receive and approve the audited financial statements and         Mgmt              For       *
            thereports of the Di rectors and the Auditors for the YE
            30 SEP 2004

2.          Declare a dividend of HKD 0.46 per share for the YE 30           Mgmt              For       *
            SEP2004

3.          Elect the Directors and authorize the Board of Directors         Mgmt              For       *
            to fix their remunera tion

4.          Appoint the Auditors and authorize the Board of Directors        Mgmt              For       *
            to fix their remuner ation

5.A         Authorize the Directors of the Company to allot, issue and       Mgmt              For       *
            dealwith additiona l shares in the capital of the Company
            and makeor grant offers, agreements an d options during
            and after therelevant period, not exceeding 20% of the
            aggre gate nominal amount of the share capital of the
            Company in issue otherwisetha n pursuant to a rights issue or the exercise of subscription rights under the share
            option scheme of the Company; Authority expires at the
            conclusion of t e next AGM of the Company

5.B         Authorize the Directors of the Company to purchase its           Mgmt              For       *
            ownshares during the relevant period, subject to and in
            accordance with all applicable laws and regu lations, not
            exceeding 10% ofthe aggregate nominal amount of the share
            capita l of theCompany in issue; Authority expires at the
            conclusion of the next AG M of the Company

5.C         Approve, conditional upon the passing of Resolution 5.B,         Mgmt              For       *
            to addthe aggregate nominal amount of the number of shares in the capital of the Company repurchased by the Company
            pursuant to Resolution 5.B, to the aggregate nominal
            amount of the sharecapital of the Company that may be
            allotted pursuant toResolution 5.A

S.6         Adopt the new By-Laws of the Company in substitution for         Mgmt              For       *
            and tothe exclusion of the existing By-Laws of the Company and authorize the Directors to do all such acts, deeds and things asthey shall, in their absolute discretion, deem f
            it to effect theforegoing

* MANAGEMENT POSITION UNKNOWN

--------------------------------------------------------------------------------
YUE YUEN INDUSTRIAL (HOLDINGS) LTD
--------------------------------------------------------------------------------

SECURITY              G98803144             MEETING TYPE               Annual General Meeting
TICKER SYMBOL         551 HK                MEETING DATE               2/24/2005
ISIN                  BMG988031446          AGENDA                     700637599 - Management
CITY                  KOWLOON               HOLDINGS RECON DATE        2/7/2005
COUNTRY               BERMUDA               VOTE DEADLINE DATE         2/14/2005
SEDOL(S)              6586537, 7538689

                                                                                                         FOR/AGAINST
ITEM        PROPOSAL                                                         TYPE             VOTE       MANAGEMENT
            PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETINGID 215197        Non-Voting
            DUE TO ADDITIONAL R ESOLUTIONS. ALL VOTESRECEIVED ON THE
            PREVIOUS MEETING WILL BEDISREGARDED AND YOU WILL NEED TO
            REINSTRUCT ONTHIS MEETING NOTICE. THANK YOU

1.          Receive and approve the audited financial statements and         Mgmt              For       *
            thereports of the Directors and the Auditors for the YE 30
            SEP 2004

2.          Declare a dividend of HKD 0.46 per share for the YE 30           Mgmt              For       *
            SEP2004

3.1         Re-elect Mr. Edward Y. Ku as a Director                          Mgmt              For       *

3.2         Re-elect Mr. Chan Lu Min as a Director                           Mgmt              For       *

3.3         Re-elect Mr. John J.D. Sy as a Director                          Mgmt              For       *

3.4         Re-elect Mr. So Kwan Lok as a Director                           Mgmt              For       *

3.5         Re-elect Mr. Poon Yiu Kin, Samuel as a Director                  Mgmt              For       *

3.6         Re-elect Miss. Tsaipei Chun, Patty as a Director                 Mgmt              For       *

3.7         Authorize the Board of Directors to fix the remuneration         Mgmt              For       *
            of the Directors

4.          Appoint the Auditors and authorize the Board of Directors        Mgmt              For       *
            to fixtheir remuneration

5.A         Authorize the Directors of the Company to allot, issue and       Mgmt              For       *
            dealwith additiona l shares in the capital of the Company
            and makeor grant offers, agreements an d options during
            and after therelevant period, not exceeding 20% of the
            aggregate nominalamount of the share capital of the
            Company in issue otherwisetha n pursuant to a rights issue or the exercise of subscription rights under the share
            option scheme of the Company; Authority expires at the
            conclusion of the next AGM of the Company

5.B         Authorize the Directors of the Company to purchase its           Mgmt              For       *
            ownshares during the r elevant period, subject to and in
            accordancewith all applicable laws and regu lations, not
            exceeding 10% ofthe aggregate nominal amount of the share
            capita l of theCompany in issue; Authority expires at the
            conclusion of thenext AG M of the Company

5.C         Approve, conditional upon the passing of Resolution 5.B, to      Mgmt              For       *
            add the aggregate nominal amount of the number of shares in the capital of the Company repurchased by the Company
            pursuant to Resolution 5.B, to the aggregate nominal amount of the sharecapital of the Company that may be allotted
            pursuant toResolution 5.A

S.6         Adopt the new By-Laws of the Company in substitution for         Mgmt            Abstain     *
            and to the exclusion of the existing By-Laws of the
            Company andauthorize the Directors to do all such acts,
            deeds and things asthey shall, in their absolute
            discretion, deem f it to effect the foregoing

* MANAGEMENT POSITION UNKNOWN

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                The Asia Tigers Fund, Inc.
            --------------------------------------------------------------------
By (Signature and Title)*    /S/ Bryan McKigney
                           -----------------------------------------------------
                             Bryan McKigney, Director, President and Chairman
                             (Principal Executive Officer)
Date                      August 29, 2005
      --------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.